UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 38.1%
Aerospace & Defense – 0.4%
76,352	United Technologies Corp.	$ 8,373,524

Air Freight & Logistics – 0.4%
75,417	United Parcel Service, Inc. Class B	8,230,257

Banks – 4.7%
311,297	BB&T Corp.	14,378,809
198,459	JPMorgan Chase & Co.	16,795,585
164,609	M&T Bank Corp.	26,760,485
749,516	Wells Fargo & Co.	42,220,236

		100,155,115

Biotechnology – 0.3%
93,186	Gilead Sciences, Inc.	6,751,326

Capital Markets – 1.5%
384,657	AllianceBernstein Holding LP	8,981,741
416,120	Invesco Ltd.	12,034,191
272,772	Morgan Stanley	11,590,082

		32,606,014

Chemicals – 0.8%
108,497	E.I. du Pont de Nemours & Co.	8,191,523
68,681	Praxair, Inc.	8,134,578

		16,326,101

Communications Equipment – 0.8%
577,613	Cisco Systems, Inc.	17,744,271

Consumer Finance – 0.8%
234,474	American Express Co.	17,909,124

Diversified Telecommunication Services – 1.5%
668,139	Verizon Communications, Inc.	32,745,492

Electric Utilities – 2.3%
310,978	Duke Energy Corp.	24,424,212
600,696	FirstEnergy Corp.	18,213,103
99,827	PG&E Corp.	6,178,293

		48,815,608

Electrical Equipment – 0.9%
120,157	Eaton Corp. PLC	8,504,712
188,225	Emerson Electric Co.	11,041,279

		19,545,991

Electronic Equipment, Instruments & Components – 0.2%
63,189	TE Connectivity Ltd.	4,698,102

Energy Equipment & Services – 0.6%
100,311	Halliburton Co.	5,674,593
96,599	Schlumberger Ltd.	8,086,303

		13,760,896

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 1.9%
66,823	AvalonBay Communities, Inc.	$ 11,581,094
431,354	DDR Corp.	6,547,954
34,446	Federal Realty Investment Trust	4,837,252
98,754	Mid-America Apartment Communities, Inc.	9,376,692
327,127	RLJ Lodging Trust	7,592,618

		39,935,610

Food & Staples Retailing – 0.3%
85,019	Wal-Mart Stores, Inc.	5,674,168

Food Products – 0.3%
98,369	Campbell Soup Co.	6,121,503

Health Care Equipment & Supplies – 1.3%
440,633	Abbott Laboratories	18,405,240
128,751	Medtronic PLC	9,787,651

		28,192,891

Health Care Providers & Services – 0.5%
89,849	Aetna, Inc.	10,656,990

Hotels, Restaurants & Leisure – 0.6%
111,822	McDonald’s Corp.	13,706,023

Household Products – 0.8%
88,935	Kimberly-Clark Corp.	10,772,697
82,540	The Procter & Gamble Co.	7,230,504

		18,003,201

Industrial Conglomerates – 1.6%
1,157,239	General Electric Co.	34,369,998

Insurance – 1.3%
86,113	Arthur J. Gallagher & Co.	4,635,463
287,354	MetLife, Inc.	15,634,931
136,288	The Hartford Financial Services Group, Inc.	6,638,588

		26,908,982

Media – 1.0%
131,685	Comcast Corp. Class A	9,931,683
245,966	Viacom, Inc. Class B	10,365,007

		20,296,690

Oil, Gas & Consumable Fuels – 4.5%
373,956	BP PLC ADR	13,454,937
151,204	Chevron Corp.	16,836,565
112,521	ConocoPhillips	5,486,524
215,539	Energy Transfer Partners LP	8,222,813
191,975	Exxon Mobil Corp.	16,104,783
259,219	Magnum Hunter Resources Corp. PI(a)(b)(c)	3,006,940
199,711	Plains All American Pipeline LP	6,268,928

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
355,999	Royal Dutch Shell PLC ADR Class A	$ 19,362,786
285,954	The Williams Cos., Inc.	8,246,913

		96,991,189

Personal Products – 0.5%
234,873	Unilever NV	9,547,587

Pharmaceuticals – 3.0%
20,197	Allergan PLC(a)	4,420,922
177,461	Bristol-Myers Squibb Co.	8,723,983
115,476	Eli Lilly & Co.	8,895,116
67,897	Johnson & Johnson	7,689,335
101,695	Merck & Co., Inc.	6,304,073
868,082	Pfizer, Inc.	27,544,242

		63,577,671

Road & Rail – 0.5%
93,101	Union Pacific Corp.	9,922,705

Semiconductors & Semiconductor Equipment – 0.4%
230,593	Intel Corp.	8,490,434

Software – 1.5%
305,776	Microsoft Corp.	19,768,418
301,942	Oracle Corp.	12,110,894

		31,879,312

Specialty Retail – 0.5%
172,090	L Brands, Inc.	10,361,539

Technology Hardware, Storage & Peripherals – 0.6%
104,853	Apple, Inc.	12,723,912

Tobacco – 1.0%
62,202	Altria Group, Inc.	4,427,538
494,446	Japan Tobacco, Inc. ADR(m)	7,948,220
153,106	Reynolds American, Inc.	9,206,264

		21,582,022

Transportation Infrastructure – 0.5%
986,559	Atlantia SpA ADR	11,153,049

Wireless Telecommunication Services – 0.3%
270,326	Vodafone Group PLC ADR	6,731,117

TOTAL COMMON STOCKS (Cost $748,333,973)		$ 814,488,414

Shares	Rate	Value
Preferred Stocks – 2.4%
Banks(d)(e) – 0.1%
People’s United Financial, Inc.
$127,824	5.625%	$ 3,317,033

Consumer Finance(d)(e) – 0.2%
Morgan Stanley
183,597	6.375	4,863,484

Shares	Rate		Value
Preferred Stocks – (continued)
Diversified Telecommunication Services(e) – 0.4%
Qwest Corp.
43,276	6.500%		$ 1,066,753
Verizon Communications, Inc.
255,549	5.900		6,751,605

			7,818,358

Electric Utilities – 0.7%
Exelon Corp.(m)
104,612	6.500		5,185,617
SCE Trust III(d)(e)
377,865	5.750		9,884,948

			15,070,565

Equity Real Estate Investment Trusts (REITs) – 0.5%
American Tower Corp.
50,994	5.500		5,141,725
Public Storage(e)
226,372	5.750		5,582,334

			10,724,059

Pharmaceuticals – 0.5%
Allergan PLC
12,883	5.500		10,196,766

TOTAL PREFERRED STOCKS – 2.4% (Cost $51,423,847)			$ 51,990,265

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 46.3%
Airlines(f) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
$2,308,571	5.375%	11/15/22	$ 2,354,743

Automotive(e)(f)(g) – 0.6%
IHO Verwaltungs GmbH
14,000,000	4.500	09/15/23	13,825,000

Automotive(e) – 0.3%
General Motors Co.
4,625,000	6.750	04/01/46	5,471,542

Banks – 4.0%
Ally Financial, Inc.
5,000,000	8.000	11/01/31	5,937,500
Bank of America Corp.(d)(e)
6,275,000	6.100	03/17/49	6,533,844
3,000,000	6.250	09/25/49	3,127,500
Barclays PLC(d)(e)(m)
3,000,000	6.625	09/15/49	2,887,500
Citigroup, Inc.(d)(e)
7,000,000	6.250	08/15/49	7,350,000
CoBank ACB(d)(e)
5,350,000	6.250	10/01/49	5,639,296
Credit Agricole SA(d)(e)(f)
2,500,000	6.625	09/23/49	2,462,500

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(d)(e)
	$4,025,000	7.500	%(f)	12/11/49	$ 4,236,313
	2,500,000	6.250		12/18/49	2,465,625
ING Groep NV(d)(e)
	4,275,000	6.000		04/16/49	4,194,844
	6,650,000	6.500		12/29/49	6,425,562
Intesa Sanpaolo SpA(f)
	10,000,000	5.017		06/26/24	9,200,000
JPMorgan Chase & Co.(d)(e)
	9,000,000	6.125		04/30/49	9,279,450
Lloyds Banking Group PLC(d)(e)
GBP	3,491,000	7.000		06/27/49	4,477,884
UBS Group AG(d)(e)
	$10,600,000	6.875		08/07/49	10,731,864

					84,949,682

Brokerage(e) – 0.5%
Morgan Stanley(d)
	4,000,000	5.550		07/15/49	4,100,000
Rialto Holdings LLC/Rialto Corp.(f)
	3,000,000	7.000		12/01/18	3,052,500
Starwood Property Trust, Inc.(f)
	3,300,000	5.000		12/15/21	3,349,500

					10,502,000

Building Materials(e)(f) – 0.5%
BMC East LLC
	3,000,000	5.500		10/01/24	3,045,000
Builders FirstSource, Inc.
	4,000,000	5.625		09/01/24	4,110,000
Masonite International Corp.
	4,000,000	5.625		03/15/23	4,140,000

					11,295,000

Chemicals(e) – 0.5%
Ashland LLC
	5,250,000	6.875		05/15/43	5,519,062
PQ Corp.(f)
	3,400,000	6.750		11/15/22	3,680,500
Valvoline, Inc.(f)
	1,950,000	5.500		07/15/24	2,047,500

					11,247,062

Construction Machinery(e) – 0.1%
Manitowoc Foodservice, Inc.
	2,650,000	9.500		02/15/24	3,074,000

Consumer Cyclical Services - Business(e) – 1.8%
Equinix, Inc.
	6,000,000	5.375		04/01/23	6,270,000
	8,000,000	5.750		01/01/25	8,490,000
First Data Corp.(f)
	9,000,000	5.750		01/15/24	9,258,750
Iron Mountain Europe PLC
GBP	2,950,000	6.125		09/15/22	3,945,417
WEX, Inc.(f)
	$10,001,000	4.750		02/01/23	10,051,005

					38,015,172

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services - Rental Equipment(e) – 0.2%
United Rentals North America, Inc.
	$3,000,000	5.750%		11/15/24	$ 3,153,750

Consumer Products(e) – 0.4%
Spectrum Brands, Inc.
	8,835,000	6.625		11/15/22	9,343,012

Electric(e) – 1.2%
Calpine Corp.(f)
	6,708,000	7.875		01/15/23	6,976,320
Dynegy, Inc.
	6,020,000	6.750	(m)	11/01/19	6,185,550
	3,000,000	7.375		11/01/22	2,970,000
EDP - Energias de Portugal SA(d)
EUR	3,100,000	5.375		09/16/75	3,478,232
Electricite de France SA(d)
	3,000,000	5.000		01/22/49	3,117,056
	$2,500,000	5.250	(f)	01/29/49	2,384,375
Puget Sound Energy, Inc.(d)
	550,000	6.974		06/01/67	495,000

					25,606,533

Energy – 1.9%
AmeriGas Partners LP/AmeriGas Finance Corp.(e)
	3,200,000	5.875		08/20/26	3,320,000
Antero Resources Corp.(e)
	6,000,000	5.125		12/01/22	6,060,000
	3,000,000	5.625		06/01/23	3,048,750
Apache Corp.(e)
	2,525,000	4.750		04/15/43	2,583,158
	2,575,000	4.250		01/15/44	2,505,207
Carrizo Oil & Gas, Inc.(e)
	5,000,000	7.500		09/15/20	5,187,500
Chesapeake Energy Corp.(e)(f)(m)
	2,500,000	8.000		01/15/25	2,568,750
Halcon Resources Corp.(e)(f)
	4,000,000	8.625		02/01/20	4,180,000
Laredo Petroleum, Inc.(e)(m)
	3,375,000	5.625		01/15/22	3,434,063
Nexen Energy ULC
	5,000	6.400		05/15/37	6,075
	50,000	7.500		07/30/39	68,375
NRG Energy, Inc.(e)
	996,000	7.875		05/15/21	1,035,840
Weatherford International Ltd.
	4,250,000	4.500	(e)(m)	04/15/22	3,782,500
	3,000,000	6.500		08/01/36	2,527,500
Whiting Petroleum Corp.
	1,000,000	1.250		04/01/20	888,125

					41,195,843

Entertainment(e)(f) – 0.2%
WMG Acquisition Corp.
	4,251,000	5.625		04/15/22	4,367,903

Financial Co. - Non Captive – 2.5%
CIT Group, Inc.
	1,800,000	5.250		03/15/18	1,854,000
	7,250,000	5.500	(f)	02/15/19	7,621,563

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial Co. - Non Captive – (continued)
HRG Group, Inc.(e)
$8,075,000	7.875%		07/15/19	$ 8,438,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(e)(f)
5,400,000	6.250		02/01/22	5,454,000
Nationstar Mortgage LLC/Nationstar Capital Corp.(e)
3,000,000	6.500		08/01/18	3,045,000
6,000,000	6.500		07/01/21	6,112,500
Navient Corp.
3,000,000	5.500		01/15/19	3,064,599
4,000,000	5.875		03/25/21	4,000,724
3,000,000	5.500	(m)	01/25/23	2,814,774
Speedy Cash Intermediate Holdings Corp.(e)(f)
9,974,000	10.750		05/15/18	9,961,532

				52,367,067

Food & Beverage – 1.2%
Anheuser-Busch InBev Finance, Inc.(e)
5,000,000	4.900		02/01/46	5,350,525
Cott Beverages, Inc.(e)
10,000,000	5.375		07/01/22	10,237,500
Pernod-Ricard SA(f)
4,000,000	5.500		01/15/42	4,446,864
Sysco Corp.(e)
5,000,000	4.850		10/01/45	5,236,535

				25,271,424

Gaming – 0.8%
CyrusOne LP/CyrusOne Finance Corp.(e)
5,299,000	6.375		11/15/22	5,563,950
MGM Resorts International
9,750,000	6.750		10/01/20	10,785,937

				16,349,887

Health Care – 3.5%
CHS/Community Health Systems, Inc.(e)
9,000,000	6.875		02/01/22	6,570,000
DaVita, Inc.(e)
10,000,000	5.000		05/01/25	9,737,500
HCA, Inc.
10,000,000	4.750		05/01/23	10,362,500
15,000,000	5.000		03/15/24	15,618,750
7,000,000	5.875	(e)	02/15/26	7,280,000
MPT Operating Partnership LP/MPT Finance Corp.(e)
6,000,000	6.375		03/01/24	6,337,500
Tenet Healthcare Corp.
11,600,000	4.463	(d)(e)	06/15/20	11,745,000
3,095,000	7.500	(e)(f)	01/01/22	3,319,387
4,000,000	8.125		04/01/22	4,040,000

				75,010,637

Health Care - Pharmaceuticals(e) – 0.8%
Actavis Funding SCS
2,950,000	4.750		03/15/45	2,909,157
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.(f)
3,375,000	6.000		07/15/23	2,877,188
5,000,000	6.000		02/01/25	4,087,500

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Pharmaceuticals(e) – (continued)
Valeant Pharmaceuticals International, Inc.(f)(m)
	$8,000,000	6.375%		10/15/20	$ 7,030,000

					16,903,845

Health Care - Services(e) – 0.4%
Centene Corp.
	3,000,000	6.125		02/15/24	3,183,750
MEDNAX, Inc.(f)
	4,100,000	5.250		12/01/23	4,233,250

					7,417,000

Home Construction – 0.4%
CBRE Services, Inc.(e)
	4,000,000	5.250		03/15/25	4,129,600
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	3,000,000	4.375		06/15/19	3,045,000
William Lyon Homes, Inc.(e)
	2,030,000	5.750		04/15/19	2,073,137

					9,247,737

Insurance(d)(e) – 0.3%
Standard Life PLC
GBP	5,000,000	6.546		01/06/49	6,663,748

Lodging(e)(f) – 0.1%
MCE Finance Ltd.
	$3,000,000	5.000		02/15/21	3,030,000

Media - Cable – 4.4%
Altice US Finance I Corp.(e)(f)
	5,450,000	5.500		05/15/26	5,586,250
CCO Holdings LLC/CCO Holdings Capital Corp.(e)
	3,100,000	5.875	(f)	04/01/24	3,317,000
	7,000,000	5.375		05/01/25	7,280,000
	6,020,000	5.750	(f)	02/15/26	6,381,200
	4,000,000	5.875	(f)	05/01/27	4,245,000
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	3,000,000	6.384		10/23/35	3,382,656
	13,000,000	6.484		10/23/45	14,777,724
Comcast Corp.(e)
	3,000,000	4.600		08/15/45	3,077,412
DISH DBS Corp.
	4,050,000	5.875		11/15/24	4,095,563
	6,000,000	7.750		07/01/26	6,712,500
SFR Group SA(e)(f)
	17,000,000	6.000		05/15/22	17,510,000
UPCB Finance IV Ltd.(e)(f)
	10,000,000	5.375		01/15/25	10,112,500
Virgin Media Secured Finance PLC(e)
GBP	4,000,000	4.875		01/15/27	4,982,784
Ziggo Bond Finance BV(e)(f)
	$3,000,000	5.875		01/15/25	3,041,250

					94,501,839

Media - Non Cable – 2.9%
21st Century Fox America, Inc.
	5,025,000	6.150		02/15/41	5,910,696

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – (continued)
Clear Channel Worldwide Holdings, Inc.(e)
$4,000,000	6.500%		11/15/22	$4,030,000
Gray Television, Inc.(e)(f)
3,000,000	5.125		10/15/24	2,940,000
Nielsen Finance LLC/Nielsen Finance Co.(e)(f)
8,000,000	5.000		04/15/22	8,170,000
Sirius XM Radio, Inc.(e)(f)
15,000,000	6.000		07/15/24	15,937,500
Univision Communications, Inc.(e)
2,800,000	5.125	(f)	05/15/23	2,779,000
2,350,000	5.125	(f)	02/15/25	2,241,313
6,000,000	5.125		02/15/25	5,722,500
Videotron Ltd.(e)(f)
13,000,000	5.375		06/15/24	13,585,000

				61,316,009

Metals & Mining – 0.3%
ArcelorMittal
2,000,000	8.000		10/15/39	2,225,000
Glencore Finance Canada Ltd.(f)
5,000,000	5.550		10/25/42	4,933,850

				7,158,850

Packaging(e)(f) – 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6,550,000	4.156	(d)(m)	05/15/21	6,713,750
3,834,000	7.250		05/15/24	4,102,380
5,400,000	6.000		02/15/25	5,433,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
2,250,000	5.125		07/15/23	2,297,812

				18,547,692

Pipelines – 2.6%
Energy Transfer Partners LP
235,000	6.625		10/15/36	265,997
Enterprise Products Operating LLC(d)(e)
3,000,000	4.593		08/01/66	2,925,300
1,000,000	7.000		06/01/67	905,000
Kinder Morgan Energy Partners LP
8,000,000	7.300		08/15/33	9,460,392
Plains All American Pipeline LP/PAA Finance Corp.(e)
5,250,000	3.600		11/01/24	5,053,157
Sabine Pass Liquefaction LLC(e)
4,000,000	6.250		03/15/22	4,460,000
10,000,000	5.750		05/15/24	10,887,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(e)(f)
7,450,000	5.125		02/01/25	7,673,500
The Williams Cos., Inc.
9,000,000	7.500		01/15/31	10,514,331
Williams Partners LP
2,345,000	6.300		04/15/40	2,657,992

				54,803,169

Property/Casualty Insurance – 0.0%
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	96,801

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(e) – 0.5%
DuPont Fabros Technology LP
$6,000,000	5.875%	09/15/21	$6,270,000
VEREIT Operating Partnership LP
4,000,000	4.125	06/01/21	4,077,728

			10,347,728

Retailers – 0.6%
Amazon.com, Inc.(e)
5,000,000	4.950	12/05/44	5,742,200
L Brands, Inc.
2,625,000	6.875	11/01/35	2,565,937
150,000	6.750	07/01/36	144,375
Restoration Hardware Holdings, Inc.(f)(h)(m)
3,000,000	0.000	06/15/19	2,529,375
The Neiman Marcus Group, Inc.
1,500,000	7.125	06/01/28	1,245,000

			12,226,887

Retailers - Food & Drug(e) – 0.4%
CVS Health Corp.
3,000,000	5.125	07/20/45	3,299,493
Rite Aid Corp.
6,000,000	6.750	06/15/21	6,247,500

			9,546,993

Technology(e) – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(f)
7,050,000	3.875	01/15/27	6,996,237
Hewlett Packard Enterprise Co.
3,000,000	6.200	10/15/35	3,182,601
Seagate HDD Cayman
5,000,000	5.750	12/01/34	4,510,000
VeriSign, Inc.
4,000,000	5.250	04/01/25	4,120,000

			18,808,838

Technology - Hardware(e) – 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(f)
4,000,000	8.100	07/15/36	4,830,620
Micron Technology, Inc.(f)
5,400,000	7.500	09/15/23	5,994,000
NCR Corp.
5,000,000	5.875	12/15/21	5,225,000
Qorvo, Inc.
4,000,000	6.750	12/01/23	4,360,000
Western Digital Corp.(f)
6,000,000	7.375	04/01/23	6,600,000

			27,009,620

Technology - Software(e) – 1.1%
BMC Software Finance, Inc.(f)
12,000,000	8.125	07/15/21	11,580,000
Infor US, Inc.
6,000,000	6.500	05/15/22	6,157,500
Nuance Communications, Inc.(f)
3,000,000	5.375	08/15/20	3,075,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Software(e) – (continued)
$3,000,000	5.625%		12/15/26	$ 2,992,500

				23,805,000

Tobacco(e) – 0.5%
Reynolds American, Inc.
10,000,000	5.850		08/15/45	11,619,020

Wireless Telecommunications – 5.7%
Altice Financing SA(e)(f)
4,425,000	6.625		02/15/23	4,635,187
Altice Finco SA(e)(f)
2,000,000	8.125		01/15/24	2,127,500
Digicel Group Ltd.(e)(f)
3,800,000	8.250		09/30/20	3,353,500
Digicel Ltd.(e)(f)
950,000	7.000		02/15/20	917,938
Intelsat Jackson Holdings SA(e)
3,000,000	7.250		04/01/19	2,580,000
4,000,000	7.250		10/15/20	3,150,000
10,000,000	8.000	(f)(m)	02/15/24	10,375,000
SBA Communications Corp.(e)
15,016,000	4.875		07/15/22	15,166,160
4,800,000	4.875	(f)	09/01/24	4,674,000
SoftBank Group Corp.
10,000,000	4.500	(f)	04/15/20	10,212,500
7,500,000	6.000	(e)	07/30/25	8,006,250
Sprint Communications, Inc.
2,000,000	6.000		11/15/22	2,035,000
Sprint Corp.
16,000,000	7.875		09/15/23	17,520,000
7,500,000	7.125		06/15/24	7,903,125
T-Mobile USA, Inc.(e)
8,200,000	6.625		04/01/23	8,712,500
2,000,000	6.375		03/01/25	2,157,500
10,550,000	6.500		01/15/26	11,578,625
VimpelCom Holdings BV
1,000,000	7.504		03/01/22	1,116,250
Wind Acquisition Finance SA(e)(f)
2,425,000	4.750		07/15/20	2,467,437
3,000,000	7.375		04/23/21	3,120,000

				121,808,472

Wirelines Telecommunications – 1.9%
AT&T, Inc.(e)
6,300,000	4.750		05/15/46	5,754,527
Communications Sales & Leasing, Inc./CSL Capital LLC(e)(f)
3,600,000	6.000		04/15/23	3,775,500
Frontier Communications Corp.
8,001,000	8.500		04/15/20	8,501,063
Telecom Italia Capital SA
3,000,000	7.721		06/04/38	3,258,750
Telecom Italia SpA(f)
10,000,000	5.303		05/30/24	10,050,000
Verizon Communications, Inc.
2,500,000	4.862		08/21/46	2,400,950
2,500,000	4.672		03/15/55	2,238,750

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Windstream Services LLC(e)(m)
$5,000,000	7.750%	10/01/21	$ 5,093,750

			41,073,290

TOTAL CORPORATE OBLIGATIONS (Cost $964,426,856)			$ 989,332,795

Mortgage-Backed Obligations – 0.0%
Collateralized Mortgage Obligations – 0.0%
Adjustable Rate Non-Agency(d) – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
$124,772	1.356%	08/25/35	$105,251
Countrywide Alternative Loan Trust Series 2005-38, Class A3
121,623	1.456	09/25/35	105,983
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
8,148	3.096	11/20/34	7,956
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
110,165	1.016	01/25/36	104,662
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1
342,999	0.946	07/25/47	280,765
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
107,797	3.152	06/25/34	106,863
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
49,903	3.136	08/25/33	51,076

			762,556

Interest Only(i) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
1,258	5.250	07/25/33	24
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(d)
12,950	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(d)
18,261	0.000	08/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(d)
31,510	0.123	08/25/33	188
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(d)
6,117	0.320	07/25/33	69

			281

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $624,572)			$ 762,837

Asset-Backed Securities(d) – 0.0%
Home Equity – 0.0%
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
$39,848	0.984%	02/15/34	$ 35,568

TOTAL ASSET-BACKED SECURITIES (Cost $39,877)			$ 35,568

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(j) – 8.9%
Aerospace – 0.3%
Transdigm, Inc.
$5,557,732	3.998%	02/28/20	$ 5,543,838
1,954,887	3.998	06/04/21	1,947,869

			7,491,707

Automotive - Parts – 0.1%
Gates Global LLC
3,091,500	4.250	07/06/21	3,079,907

Chemicals – 0.3%
Univar, Inc.
3,357,500	3.519	07/01/22	3,350,684
US Coatings Acquisition, Inc.
3,540,069	3.498	02/01/23	3,578,302

			6,928,986

Energy – 0.2%
American Energy - Marcellus LLC
1,075,000	8.500	08/04/21	110,187
Magnum Hunter Resources, Inc.(b)(c)
389,868	8.000	05/06/19	389,868
MEG Energy Corp.
2,845,983	4.500	12/31/23	2,854,891
Targa Resources Corp.
725,581	5.750	02/25/22	732,837

			4,087,783

Environmental – 0.3%
Advanced Disposal Services, Inc.
2,275,442	3.500	11/10/23	2,295,762
EnergySolutions LLC
4,522,387	6.750	05/29/20	4,558,205

			6,853,967

Financial Co. - Non Captive – 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
2,700,000	3.500	01/13/22	2,734,722
Victory Capital Management, Inc.
2,434,936	8.500	10/31/21	2,439,002

			5,173,724

Food & Beverage – 0.5%
AdvancePierre Foods, Inc.
2,039,680	4.000	06/02/23	2,065,176
Shearer’s Foods, Inc.
1,420,000	7.750	06/30/22	1,345,450
1,757,250	5.250	06/30/21	1,756,161
1,984,772	4.938	06/30/21	1,987,253
US Foods, Inc.
4,190,349	3.778	06/27/23	4,217,837

			11,371,877

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(j) – (continued)
Health Care - Pharmaceuticals – 0.8%
Endo Luxembourg Finance Co. I S.A.R.L.
$4,554,000	3.813%	09/26/22	$ 4,538,835
Valeant Pharmaceuticals International, Inc.
8,609,371	5.500	04/01/22	8,642,775
3,212,144	5.270	12/11/19	3,217,669

			16,399,279

Health Care - Services – 0.4%
Sedgwick Claims Management Services, Inc.
5,695,000	6.750	02/28/22	5,704,511
U.S. Renal Care, Inc.
4,133,250	5.250	12/31/22	3,892,488

			9,596,999

Home Construction – 0.2%
Builders FirstSource, Inc.
3,233,572	4.750	07/31/22	3,229,530

Media - Broadcasting & Radio – 0.5%
Getty Images, Inc.
7,994,483	4.750	10/18/19	6,902,357
Lions Gate Entertainment Corp.
2,850,000	3.766	12/08/23	2,864,250

			9,766,607

Media - Non Cable – 0.3%
Checkout Holding Corp.
6,864,919	4.500	04/09/21	6,023,966

Metals & Mining – 0.1%
Hi Crush Partners LP
1,326,136	4.750	04/28/21	1,293,818

Packaging – 0.2%
BWAY Holding Co., Inc.
2,870,081	4.750	08/14/23	2,887,301
Onex Wizard U.S. Acquisition, Inc.
1,927,128	4.000	03/13/22	1,941,929

			4,829,230

Real Estate – 0.2%
Communications Sales & Leasing, Inc.
2,444,062	4.500	10/24/22	2,472,780
Realogy Corp.
2,031,451	3.026	07/20/22	2,043,640

			4,516,420

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co.
3,326,429	3.750	12/10/21	3,356,367

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(j) – (continued)
Retailers – 0.8%
Burlington Coat Factory Warehouse Corp.
$1,454,604	3.530%	08/13/21	$ 1,455,055
Neiman Marcus Group Ltd., Inc.
9,325,522	4.250	10/25/20	7,707,917
PetSmart, Inc.
6,212,708	4.000	03/11/22	6,153,376
True Religion Apparel, Inc.
4,197,750	5.875	07/30/19	855,292

			16,171,640

Retailers - Food & Drug – 0.3%
BJ’s Wholesale Club, Inc.
3,850,000	5.000	01/26/24	3,839,182
Rite Aid Corp.
1,750,000	4.875	06/21/21	1,756,020

			5,595,202

Services Cyclical - Business Services – 0.6%
Equinix, Inc.
4,108,651	3.278	01/08/23	4,139,466
First Data Corp.
1,027,912	3.775	03/24/21	1,033,854
4,384,881	3.775	07/10/22	4,414,128
Global Payments, Inc.
906,034	3.278	04/22/23	913,962
Sabre, Inc.
2,727,039	4.000	02/19/19	2,739,992

			13,241,402

Technology – 0.3%
Ancestry.com Operations, Inc.
5,300,000	5.250	10/19/23	5,356,339

Technology - Software/Services – 1.7%
Aspect Software, Inc.
5,493,303	11.278	05/25/20	5,383,437
Avast Software BV
2,221,875	5.000	09/30/22	2,252,426
BMC Software Finance, Inc.
7,713,161	5.000	09/10/20	7,691,487
Infor (US), Inc.
3,241,346	3.750	06/03/20	3,240,827
MA FinanceCo. LLC
5,688,598	4.789	11/20/19	5,732,685
Micron Technology, Inc.
3,283,500	4.530	04/26/22	3,326,875
NXP BV
3,124,723	3.240	12/07/20	3,137,846
Renaissance Learning, Inc.
150,000	8.000	04/11/22	149,250
SS&C Technologies, Inc.
4,633,726	4.028	07/08/22	4,675,939

Principal Amount	Interest Rate	Maturity Date	Value
Bank Loans(j) – (continued)
Technology - Software/Services – (continued)
$444,684	4.028%	07/08/22	$ 448,735

			36,039,507

Wireless Telecommunications – 0.2%
Intelsat Jackson Holdings SA
3,000,000	3.750	06/30/19	2,950,890
Neptune Finco Corp.
1,755,469	3.767	10/11/24	1,766,440

			4,717,330

Wirelines Telecommunications – 0.2%
Level 3 Financing, Inc.
4,850,000	4.000	08/01/19	4,906,988

TOTAL BANK LOANS (Cost $195,285,422)			$ 190,028,575

Shares	Description		Value
U.S. Treasury Obligation(k) – 3.0%
United States Treasury Note
64,100,000	1.375%	09/30/20	$63,452,589
(Cost $64,550,641)

Shares	Distribution Rate		Value
Investment Companies(d)(l) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,503	0.470%		$ 1,503
Goldman Sachs High Yield Fund – Institutional Shares
482,138	4.930%		3,167,644

TOTAL INVESTMENT COMPANIES (Cost $3,481,387)			$ 3,169,147

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 0.6%
Certificates of Deposit – 0.3%
Credit Suisse New York
$2,500,000	1.690%	09/28/17	$2,500,883
ING Funding LLC
3,150,000	1.467	06/09/17	3,154,285

			5,655,168

Commercial Paper – 0.3%
Ford Motor Credit Co. LLC
2,500,000	0.000	05/15/17	2,490,272
Marriott International, Inc.
5,000,000	0.000	02/17/17	$ 4,997,712

			7,487,984

TOTAL SHORT-TERM INVESTMENTS (Cost $13,137,028)			$ 13,143,152

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,041,303,603)			$2,126,403,342

Securities Lending Reinvestment Vehicle(d)(l) – 1.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
$31,745,187	0.472%		$31,745,187
(Cost $31,745,187)

TOTAL INVESTMENTS – 100.9%
(Cost $2,073,048,790)			$2,158,148,529

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(19,020,129)

NET ASSETS – 100.0%			$2,139,128,400

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Represents an affiliated issuer/fund.

(c)

Restricted securities are not registered under the Securities Act of

1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $3,396,808 which represents approximately 0.2%

of net assets as of January 31, 2017. See additional details below:

Restricted Security	Acquisition Date	Cost
Magnum Hunter Resources Corp. PI	05/06/16 - 08/18/16	$2,586,550
Magnum Hunter Resources, Inc.	05/06/16 - 08/18/16	389,868

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $374,659,292, which represents approximately 17.5% of net assets as of January 31, 2017.

(g)	Pay-in-kind securities.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on January 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Represents Affiliated Funds.

(m)	All or a portion of security is on loan.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
ADR	— American Depositary Receipt
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	15,232,902	EUR	14,651,106	$15,820,623	02/09/17	$(587,722)
Royal Bank of Canada	EUR	8,346,030	USD	8,906,750	9,012,248	02/09/17	105,498
State Street Bank and Trust	USD	19,598,467	GBP	15,932,353	20,057,830	03/08/17	(459,363)

TOTAL							$(941,587)

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	620	March 2017	$134,414,063	$393,005
5 Year U.S. Treasury Notes	(611)	March 2017	(72,016,852)	(87,228)
20 Year U.S. Treasury Bonds	(37)	March 2017	(5,581,219)	11,123
10 Year U.S. Treasury Notes	(23)	March 2017	(2,862,781)	1,312
Ultra Long U.S. Treasury Bonds	(396)	March 2017	(63,632,250)	(5,395)

TOTAL				$312,817

OPTIONS ON EQUITIES CONTRACTS

WRITTEN OPTIONS CONTRACTS — For the period ended January 31, 2017 the Fund had following written options:

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Goldman, Sachs & Co.	Call - S&P 500 Index	49,194	02/03/17	2,335%	$(283)
	Call - S&P 500 Index	49,199	02/17/17	2,330	(94,411)
Morgan Stanley & Co.	Call - S&P 500 Index	49,211	02/10/17	2,335	(15,620)
	Call - S&P 500 Index	49,187	02/24/17	2,350	(59,474)

TOTAL (Premium Received $549,039))		196,791			$(169,788)

OPTIONS ON EQUITIES

For the Period ending January 31, 2017 the Fund had the following written options activity:

	Contracts	Premiums Received
Contracts Outstanding October 31, 2016	190,527	$438,228
Contracts Written	632,625	1,745,113
Contracts Expired	(432,307)	(1,086,068)
Contracts Bought Back	(194,054)	(548,234)
Contracts Outstanding January 31, 2017	196,791	$549,039

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,044,671,345

Gross unrealized gain	121,351,695
Gross unrealized loss	(39,619,698)

Net unrealized security gain	$81,731,997

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Aerospace & Defense – 4.2%
210,000	General Dynamics Corp.	$ 38,026,800
200,000	Raytheon Co.	28,832,000
310,000	United Technologies Corp.	33,997,700

		100,856,500

Banks – 1.8%
800,000	Bank of the Ozarks, Inc.	43,896,000

Biotechnology – 1.1%
160,000	Shire PLC ADR	26,849,600

Capital Markets – 6.1%
375,000	Ameriprise Financial, Inc.	42,101,250
215,000	FactSet Research Systems, Inc.	37,205,750
975,000	SEI Investments Co.	47,297,250
320,000	T. Rowe Price Group, Inc.	21,580,800

		148,185,050

Chemicals – 7.2%
535,000	Ecolab, Inc.	64,269,550
435,000	Monsanto Co.	47,114,850
180,000	The Sherwin-Williams Co.	54,685,800
70,000	The Valspar Corp.	7,746,900

		173,817,100

Communications Equipment – 2.3%
540,000	Harris Corp.	55,463,400

Energy Equipment & Services – 0.8%
275,000	Helmerich & Payne, Inc.	19,569,000

Equity Real Estate Investment Trusts (REITs) – 0.6%
135,000	Digital Realty Trust, Inc.	14,530,050

Food & Staples Retailing – 9.8%
445,000	Casey’s General Stores, Inc.	51,130,500
370,000	Costco Wholesale Corp.	60,661,500
875,000	CVS Health Corp.	68,958,750
825,000	Wal-Mart Stores, Inc.	55,060,500

		235,811,250

Food Products – 3.4%
1,224,800	Flowers Foods, Inc.	24,630,728
1,550,000	Hormel Foods Corp.	56,265,000

		80,895,728

Health Care Equipment & Supplies – 1.8%
250,000	Becton Dickinson & Co.	44,322,500

Health Care Providers & Services – 1.7%
540,000	Cardinal Health, Inc.	40,478,400

Industrial Conglomerates – 2.3%
290,000	Roper Technologies, Inc.	55,636,500

Insurance – 1.9%
355,000	Chubb Ltd.	46,678,950

Shares	Description	Value
Common Stocks – (continued)
IT Services – 3.2%
500,000	Automatic Data Processing, Inc.	$ 50,495,000
300,000	Jack Henry & Associates, Inc.	26,934,000

		77,429,000

Leisure Products – 2.5%
710,000	Polaris Industries, Inc.	59,689,700

Machinery – 4.2%
510,000	Illinois Tool Works, Inc.	64,872,000
250,000	Parker-Hannifin Corp.	36,782,500

		101,654,500

Oil, Gas & Consumable Fuels – 23.8%
750,000	Antero Midstream Partners LP	25,140,000
460,000	Buckeye Partners LP	32,066,600
525,000	Canadian Natural Resources Ltd.	15,870,750
1,415,000	Enable Midstream Partners LP	22,923,000
1,250,000	Energy Transfer Equity LP	22,437,500
1,525,000	Enterprise Products Partners LP	43,203,250
200,000	EOG Resources, Inc.	20,316,000
415,000	EQT Midstream Partners LP	32,477,900
875,000	Genesis Energy LP	31,736,250
400,000	Magellan Midstream Partners LP	32,012,000
275,000	Occidental Petroleum Corp.	18,636,750
435,000	Phillips 66 Partners LP	24,433,950
100,000	Rice Midstream Partners LP	2,450,000
325,000	Spectra Energy Partners LP	14,735,500
1,860,000	Suncor Energy, Inc.	57,734,400
1,300,000	Sunoco Logistics Partners LP	33,176,000
925,000	Tallgrass Energy GP LP	24,947,250
440,000	Tallgrass Energy Partners LP	21,771,200
700,000	Tesoro Logistics LP	40,516,000
130,000	Western Gas Equity Partners LP	5,833,100
400,000	Western Gas Partners LP	24,552,000
650,000	Williams Partners LP	26,676,000

		573,645,400

Pharmaceuticals – 3.6%
500,000	Novo Nordisk A/S ADR	18,085,000
2,300,000	Roche Holding AG ADR	68,908,000

		86,993,000

Road & Rail – 1.9%
650,000	Canadian National Railway Co.	45,188,000

Semiconductors & Semiconductor Equipment – 1.5%
475,000	Texas Instruments, Inc.	35,881,500

Software – 3.1%
1,145,000	Microsoft Corp.	74,024,250

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 4.9%
825,000	Ross Stores, Inc.	$ 54,540,750
850,000	The TJX Cos., Inc.	63,682,000

		118,222,750

Textiles, Apparel & Luxury Goods – 3.1%
1,400,000	NIKE, Inc. Class B	74,060,000

TOTAL COMMON STOCKS (Cost $1,879,748,568)		$2,333,778,128

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.5%
Repurchase Agreements – 2.5%
Joint Repurchase Agreement Account II
$60,200,000	0.553%	02/01/17	$ 60,200,000
(Cost $60,200,000)

TOTAL INVESTMENTS – 99.3% (Cost $1,939,948,568)			$2,393,978,128

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			16,311,097

NET ASSETS – 100.0%			$2,410,289,225

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on January 31, 2017. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,950,721,118

Gross unrealized gain	490,681,774
Gross unrealized loss	(47,424,764)

Net unrealized security gain	$443,257,010

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Income Builder Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Option Contracts — When a fund writes call or put option contracts, an equal amount to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for both repurchase and reverse repurchase agreements.

An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Securities Lending — The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exceptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Income Builder and Rising Dividend Growth Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral is at least equal to the value of the cash and/or U.S. Treasury securities received The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
North America	$731,804,965	$—	$—
Europe	74,735,229	—	—
Asia	7,948,220	—	—
Preferred Stocks	—	51,990,265	—
Fixed Income
Corporate Obligations	—	989,332,795	—
Mortgage-Backed Obligations	—	762,837	—
Asset-Backed Securities	—	35,568	—
Bank Loans	—	184,533,762	5,494,813
U.S. Treasury Obligations	63,452,589	—	—
Investment Companies	3,169,147	—	—
Short-term Investments	—	13,143,152	—
Securities Lending Reinvestment Vehicle	31,745,187	—	—
Total	$912,855,337	$1,239,798,379	$5,494,813

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$105,498	$—
Futures Contracts	405,440	—	—
Total	$405,440	$105,498	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,047,085)	$—
Futures Contracts(b)	(92,623)	—	—
Written Options Contracts	—	(169,788)	—
Total	$(92,623)	$(1,216,873)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
North America	$2,200,106,178	$—	$—
Europe	133,671,950	—	—
Short-term Investments	—	60,200,000	—
Total	$2,333,778,128	$60,200,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2017, the Rising Dividend Growth Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Rising Dividend Growth	$60,200,000	$60,200,925	$61,438,472

REPURCHASE AGREEMENTS — At January 31, 2017, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Rising Dividend Growth
BNP Paribas Securities Co.	0.560%	$8,918,207
Citigroup Global Markets, Inc.	0.560	9,044,289
Merrill Lynch & Co., Inc.	0.550	42,237,504
TOTAL		$60,200,000

At January 31, 2017, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Banks	2.700% to 3.290%	02/10/31 to 09/08/36
Federal Home Loan Mortgage Corp.	2.500 to 7.500	10/01/31 to 01/01/47
Federal National Mortgage Association	2.500 to 6.000	09/01/17 to 02/01/46
Government National Mortgage Association	2.500 to 5.500	11/15/27 to 01/20/47
Tennessee Valley Authority	4.250	09/15/65
U.S. Treasury Notes	0.615 to 2.000	4/30/17 to 7/31/22
United States Treasury Stripped Securities	0.000	02/15/19 to 8/15/45

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests,

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Goldman Sachs Rising Dividend Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Aerospace & Defense – 2.2%
58,700	Northrop Grumman Corp.	$ 13,446,996
88,895	Spirit AeroSystems Holdings, Inc. Class A	5,338,145
4,518	The Boeing Co.	738,331
36,037	United Technologies Corp.	3,952,178

		23,475,650

Airlines – 2.1%
43,864	Alaska Air Group, Inc.	4,115,320
146,711	Delta Air Lines, Inc.	6,930,628
384,171	JetBlue Airways Corp.*	7,533,593
67,349	United Continental Holdings, Inc.*	4,746,084

		23,325,625

Auto Components – 1.7%
77,795	Lear Corp.	11,053,891
77,354	Visteon Corp.*	6,928,598

		17,982,489

Banks – 1.0%
307,455	Citizens Financial Group, Inc.	11,120,647

Beverages – 0.3%
19,209	PepsiCo, Inc.	1,993,510
31,362	The Coca-Cola Co.	1,303,718

		3,297,228

Biotechnology – 7.5%
243,014	AbbVie, Inc.	14,850,586
39,695	Alexion Pharmaceuticals, Inc.*	5,187,343
131,494	Amgen, Inc.	20,602,480
56,501	Biogen, Inc.*	15,664,337
169,534	Celgene Corp.*	19,691,374
67,851	Vertex Pharmaceuticals, Inc.*	5,826,365

		81,822,485

Building Products – 0.1%
29,840	Masco Corp.	983,228

Capital Markets – 0.9%
6,375	Ameriprise Financial, Inc.	715,721
40,583	Northern Trust Corp.	3,366,766
14,687	S&P Global, Inc.	1,765,084
56,248	State Street Corp.	4,286,097

		10,133,668

Chemicals – 0.7%
93,086	Celanese Corp. Series A	7,856,458

Communications Equipment* – 1.2%
71,462	ARRIS International PLC	2,042,384
301,118	CommScope Holding Co., Inc.	11,388,283

		13,430,667

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 0.7%
330,437	Ally Financial, Inc.	$ 6,978,830
11,601	Capital One Financial Corp.	1,013,811

		7,992,641

Containers & Packaging – 1.7%
136,354	Crown Holdings, Inc.*	7,386,296
449,852	Graphic Packaging Holding Co.	5,627,649
296,429	Owens-Illinois, Inc.*	5,602,508

		18,616,453

Distributors – 1.0%
50,630	LKQ Corp.*	1,615,603
90,166	Pool Corp.	9,517,923

		11,133,526

Diversified Consumer Services – 0.4%
132,451	Service Corp. International	3,858,298

Diversified Telecommunication Services – 0.1%
12,837	AT&T, Inc.	541,208

Electric Utilities – 0.5%
186,579	Great Plains Energy, Inc.	5,140,251

Electrical Equipment – 0.9%
185,438	AMETEK, Inc.	9,475,882

Electronic Equipment, Instruments & Components* – 0.2%
45,374	Flex Ltd.	711,011
35,771	Trimble, Inc.	1,059,537

		1,770,548

Energy Equipment & Services – 0.4%
70,946	Baker Hughes, Inc.	4,475,274

Equity Real Estate Investment Trusts (REITs) – 1.7%
138,186	American Tower Corp.	14,302,251
2,155	Equinix, Inc.	829,632
48,413	Forest City Realty Trust, Inc. Class A	1,096,070
20,479	SL Green Realty Corp.	2,231,597

		18,459,550

Food & Staples Retailing – 2.8%
220,241	CVS Health Corp.	17,357,193
253,755	Sysco Corp.	13,311,988

		30,669,181

Food Products – 2.2%
307,500	Conagra Brands, Inc.	12,020,175
8,223	Ingredion, Inc.	1,054,106
168,387	Tyson Foods, Inc. Class A	10,573,020

		23,647,301

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.7%
182,858	Baxter International, Inc.	$ 8,760,727
148,139	Danaher Corp.	12,431,825
204,442	Hologic, Inc.*	8,286,034
16,163	IDEXX Laboratories, Inc.*	1,977,220
34,368	The Cooper Cos., Inc.	6,344,676
25,889	West Pharmaceutical Services, Inc.	2,190,986

		39,991,468

Health Care Providers & Services – 6.0%
98,779	Aetna, Inc.	11,716,177
19,192	Anthem, Inc.	2,958,255
13,483	Cigna Corp.	1,971,484
195,894	Express Scripts Holding Co.*	13,493,179
59,064	Humana, Inc.	11,724,204
44,438	McKesson Corp.	6,183,548
25,399	UnitedHealth Group, Inc.	4,117,178
16,295	Universal Health Services, Inc. Class B	1,835,306
76,904	WellCare Health Plans, Inc.*	11,192,608

		65,191,939

Hotels, Restaurants & Leisure – 2.2%
113,435	Hilton Worldwide Holdings, Inc.	6,531,587
72,834	Hyatt Hotels Corp. Class A*	3,984,748
140,403	International Game Technology PLC	3,708,043
58,617	Marriott International, Inc. Class A	4,958,998
49,122	Wyndham Worldwide Corp.	3,883,586
14,990	Yum China Holdings, Inc.*	411,925

		23,478,887

Household Durables – 1.6%
181,864	D.R. Horton, Inc.	5,439,552
55,696	Mohawk Industries, Inc.*	12,021,425

		17,460,977

Household Products – 2.3%
168,368	Colgate-Palmolive Co.	10,873,206
117,994	Kimberly-Clark Corp.	14,292,613

		25,165,819

Independent Power and Renewable Electricity Producers – 0.2%
194,281	AES Corp.	2,222,575

Industrial Conglomerates – 0.3%
31,157	Carlisle Cos., Inc.	3,399,540

Insurance – 1.4%
207,438	Marsh & McLennan Cos., Inc.	14,109,933
11,274	Reinsurance Group of America, Inc.	1,414,549

		15,524,482

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – 4.1%
36,878	Amazon.com, Inc.(a)*	$ 30,368,295
13,050	Expedia, Inc.	1,586,749
30,913	Netflix, Inc.*	4,349,768
4,858	The Priceline Group, Inc.*	7,651,982
7,164	TripAdvisor, Inc.*	378,976

		44,335,770

Internet Software & Services* – 9.1%
29,056	Alphabet, Inc. Class A(a)	23,831,441
29,371	Alphabet, Inc. Class C	23,402,519
16,755	CoStar Group, Inc.	3,386,185
438,771	eBay, Inc.	13,966,081
212,006	Facebook, Inc. Class A	27,628,622
35,727	Twitter, Inc.	629,510
77,050	VeriSign, Inc.	6,180,180

		99,024,538

IT Services – 3.4%
19,801	Accenture PLC Class A	2,254,740
42,015	Booz Allen Hamilton Holding Corp.	1,420,947
23,535	Euronet Worldwide, Inc.*	1,683,223
26,016	Gartner, Inc.*	2,584,950
94,964	MasterCard, Inc. Class A	10,097,522
420,375	The Western Union Co.	8,230,943
8,033	Total System Services, Inc.	407,112
85,151	Vantiv, Inc. Class A*	5,299,798
59,019	Visa, Inc. Class A	4,881,462

		36,860,697

Life Sciences Tools & Services – 0.7%
48,716	Agilent Technologies, Inc.	2,385,622
6,592	Mettler-Toledo International, Inc.*	2,812,345
17,376	Thermo Fisher Scientific, Inc.	2,647,929

		7,845,896

Machinery – 0.4%
9,247	Fortive Corp.	511,452
12,479	Nordson Corp.	1,416,741
39,132	Oshkosh Corp.	2,724,761

		4,652,954

Media – 4.7%
70,939	Comcast Corp. Class A	5,350,219
308,725	Liberty Global PLC Series C*	10,845,509
404,296	The Interpublic Group of Cos., Inc.	9,513,085
59,350	The Walt Disney Co.	6,567,078
47,470	Time Warner, Inc.	4,597,470
473,801	Twenty-First Century Fox, Inc. Class A	14,867,875

		51,741,236

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 0.5%
33,207	Reliance Steel & Aluminum Co.	$ 2,644,938
70,872	Steel Dynamics, Inc.	2,396,182

		5,041,120

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
164,202	AGNC Investment Corp.	3,065,651

Multi-Utilities – 0.9%
234,645	CenterPoint Energy, Inc.	6,150,045
182,856	NiSource, Inc.	4,090,489

		10,240,534

Multiline Retail* – 0.4%
59,692	Dollar Tree, Inc.	4,607,625

Oil, Gas & Consumable Fuels – 0.5%
17,550	Cimarex Energy Co.	2,372,935
6,967	Energen Corp.*	375,452
9,748	EOG Resources, Inc.	990,202
45,349	Newfield Exploration Co.*	1,817,588

		5,556,177

Pharmaceuticals – 0.6%
25,833	Allergan PLC*	5,654,585
6,382	Johnson & Johnson	722,762

		6,377,347

Professional Services – 1.0%
72,845	ManpowerGroup, Inc.	6,953,784
94,441	Nielsen Holdings PLC	3,863,581

		10,817,365

Real Estate Management & Development* – 0.2%
60,501	CBRE Group, Inc. Class A	1,836,810

Road & Rail – 0.4%
36,887	Union Pacific Corp.	3,931,416

Semiconductors & Semiconductor Equipment – 3.7%
389,360	Applied Materials, Inc.	13,335,580
243,744	Maxim Integrated Products, Inc.	10,841,733
217,834	Texas Instruments, Inc.	16,455,181

		40,632,494

Software – 7.7%
154,124	Activision Blizzard, Inc.	6,197,326
100,538	Adobe Systems, Inc.*	11,398,998
131,426	CDK Global, Inc.	8,220,696
126,975	Citrix Systems, Inc.*	11,578,850
30,528	Electronic Arts, Inc.*	2,546,951
43,870	Manhattan Associates, Inc.*	2,248,776
574,610	Microsoft Corp.	37,148,537
305,046	Nuance Communications, Inc.*	4,838,030

		84,178,164

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 2.2%
11,459	AutoZone, Inc.*	$ 8,307,546
43,291	Best Buy Co., Inc.	1,927,315
28,748	Dick’s Sporting Goods, Inc.	1,483,397
19,435	O’Reilly Automotive, Inc.*	5,097,218
44,007	The Home Depot, Inc.	6,054,483
38,951	The Michaels Cos., Inc.*	766,166

		23,636,125

Technology Hardware, Storage & Peripherals – 4.8%
404,537	Apple, Inc.(a)	49,090,565
48,726	Hewlett Packard Enterprise Co.	1,105,106
130,335	HP, Inc.	1,961,542
9,904	Seagate Technology PLC	447,165

		52,604,378

Textiles, Apparel & Luxury Goods – 0.6%
118,786	NIKE, Inc. Class B	6,283,779
8,034	PVH Corp.	753,670

		7,037,449

Tobacco – 0.6%
96,275	Altria Group, Inc.	6,852,855

Trading Companies & Distributors – 0.2%
8,569	AerCap Holdings NV*	379,350
11,727	United Rentals, Inc.*	1,483,583
5,118	Watsco, Inc.	781,723

		2,644,656

Wireless Telecommunication Services* – 0.2%
38,605	T-Mobile US, Inc.	2,403,933

TOTAL COMMON STOCKS (Cost $979,811,931)		$1,037,569,135

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 1.7%
Goldman Sachs Financial Square Government Fund - FST Institutional Shares
18,743,967	0.000%	$ 18,743,967
(Cost $18,743,967)

TOTAL INVESTMENTS – 96.9% (Cost $998,555,898)		$1,056,313,102

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		34,333,657

NET ASSETS – 100.0%		$1,090,646,759

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(c)	Represents an Affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	350	March 2017	$39,803,750	$96,156

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,000,245,195

Gross unrealized gain	72,673,760
Gross unrealized loss	(16,605,853)

Net unrealized security gain	$56,067,907

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 94.4%
Aerospace & Defense – 2.0%
26,114	Spirit AeroSystems Holdings, Inc. Class A	$ 1,568,146
73,455	United Technologies Corp.	8,055,810

		9,623,956

Airlines – 2.3%
8,140	Alaska Air Group, Inc.	763,695
41,396	Delta Air Lines, Inc.	1,955,547
177,148	JetBlue Airways Corp.*	3,473,872
63,447	United Continental Holdings, Inc.*	4,471,110

		10,664,224

Auto Components – 1.0%
31,506	Lear Corp.	4,476,688

Banks – 8.2%
20,425	Associated Banc-Corp.	516,753
225,810	Bank of America Corp.	5,112,339
90,990	Citigroup, Inc.	5,079,972
135,261	Citizens Financial Group, Inc.	4,892,390
37,704	First Republic Bank	3,556,618
46,125	Huntington Bancshares, Inc.	624,071
100,640	JPMorgan Chase & Co.	8,517,163
50,650	KeyCorp	910,181
51,065	Regions Financial Corp.	735,847
31,987	SunTrust Banks, Inc.	1,817,501
8,963	TCF Financial Corp.	155,508
104,307	Wells Fargo & Co.	5,875,613
12,421	Western Alliance Bancorp*	613,349

		38,407,305

Biotechnology – 1.7%
1,968	Alexion Pharmaceuticals, Inc.*	257,178
6,956	Amgen, Inc.	1,089,866
9,338	Biogen, Inc.*	2,588,867
28,274	Celgene Corp.*	3,284,025
7,070	Vertex Pharmaceuticals, Inc.*	607,101

		7,827,037

Capital Markets – 4.8%
24,918	Ameriprise Financial, Inc.	2,797,544
34,887	E*TRADE Financial Corp.*	1,306,518
16,193	Intercontinental Exchange, Inc.	945,024
31,881	Morgan Stanley	1,354,624
58,920	Northern Trust Corp.	4,888,003
71,560	State Street Corp.	5,452,872
133,499	The Bank of New York Mellon Corp.	5,971,410

		22,715,995

Chemicals – 1.1%
43,021	Celanese Corp. Series A	3,630,972
7,597	Eastman Chemical Co.	588,768

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
54,000	Huntsman Corp.	$ 1,101,060

		5,320,800

Communications Equipment – 1.7%
28,362	ARRIS International PLC*	810,586
54,220	Cisco Systems, Inc.	1,665,638
69,072	CommScope Holding Co., Inc.*	2,612,303
29,332	Harris Corp.	3,012,690

		8,101,217

Construction & Engineering* – 0.2%
14,953	Jacobs Engineering Group, Inc.	875,498

Consumer Finance – 2.7%
253,575	Ally Financial, Inc.	5,355,504
71,051	Capital One Financial Corp.	6,209,147
32,729	Synchrony Financial	1,172,353

		12,737,004

Containers & Packaging – 0.8%
122,766	Graphic Packaging Holding Co.	1,535,803
58,806	Owens-Illinois, Inc.*	1,111,433
18,017	WestRock Co.	961,387

		3,608,623

Distributors – 0.0%
1,374	Pool Corp.	145,039

Diversified Financial Services – 1.9%
49,423	Berkshire Hathaway, Inc. Class B*	8,112,291
22,405	Voya Financial, Inc.	901,129

		9,013,420

Diversified Telecommunication Services – 3.4%
358,272	AT&T, Inc.(a)	15,104,748
11,914	Level 3 Communications, Inc.*	708,406

		15,813,154

Electric Utilities – 1.3%
176,659	Great Plains Energy, Inc.	4,866,956
10,156	PG&E Corp.	628,555
16,635	PPL Corp.	579,563

		6,075,074

Electrical Equipment – 1.0%
86,282	AMETEK, Inc.	4,409,010
5,375	Eaton Corp. PLC	380,443

		4,789,453

Electronic Equipment, Instruments & Components – 0.1%
14,277	Flex Ltd.*	223,720
9,296	Jabil Circuit, Inc.	222,918

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
6,601	Trimble, Inc.*	$ 195,522

		642,160

Energy Equipment & Services – 3.0%
91,647	Baker Hughes, Inc.	5,781,093
9,118	Halliburton Co.	515,805
76,189	Oceaneering International, Inc.	2,121,864
26,518	RPC, Inc.(a)	570,667
39,774	Schlumberger Ltd.	3,329,481
58,780	TechnipFMC PLC*	1,976,184

		14,295,094

Equity Real Estate Investment Trusts (REITs) – 3.5%
140,967	American Homes 4 Rent Class A	3,140,745
2,511	American Tower Corp.	259,889
149,748	Forest City Realty Trust, Inc. Class A	3,390,295
40,026	HCP, Inc.	1,213,588
14,607	Highwoods Properties, Inc.	750,946
5,747	Hospitality Properties Trust	178,904
99,090	Host Hotels & Resorts, Inc.	1,790,556
36,025	Prologis, Inc.	1,759,821
30,070	SL Green Realty Corp.	3,276,728
67,966	VEREIT, Inc.	579,750

		16,341,222

Food & Staples Retailing – 3.1%
56,852	CVS Health Corp.	4,480,506
42,714	Sysco Corp.	2,240,776
112,343	Wal-Mart Stores, Inc.	7,497,772
4,648	Walgreens Boots Alliance, Inc.	380,857

		14,599,911

Food Products – 2.5%
47,608	Archer-Daniels-Midland Co.	2,107,130
13,253	Bunge Ltd.	917,240
120,439	Conagra Brands, Inc.	4,707,961
3,516	The Kraft Heinz Co.	313,944
58,627	Tyson Foods, Inc. Class A	3,681,189

		11,727,464

Gas Utilities – 0.4%
41,934	UGI Corp.	1,944,480

Health Care Equipment & Supplies – 2.2%
70,553	Baxter International, Inc.	3,380,194
73,889	Danaher Corp.	6,200,765
3,434	The Cooper Cos., Inc.	633,951

		10,214,910

Health Care Providers & Services – 4.0%
38,486	Aetna, Inc.	4,564,824
6,249	Anthem, Inc.	963,221
2,793	Cigna Corp.	408,392
66,996	Express Scripts Holding Co.*	4,614,685

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
18,668	Humana, Inc.	$ 3,705,598
31,526	WellCare Health Plans, Inc.*	4,588,294

		18,845,014

Hotels, Restaurants & Leisure – 1.3%
37,319	Carnival Corp.	2,066,726
10,320	Hilton Worldwide Holdings, Inc.	594,226
5,270	Hyatt Hotels Corp. Class A*	288,322
108,351	International Game Technology PLC	2,861,550
3,357	Marriott International, Inc. Class A	284,002

		6,094,826

Household Durables – 1.2%
39,204	D.R. Horton, Inc.	1,172,591
21,677	Mohawk Industries, Inc.*	4,678,764

		5,851,355

Household Products – 3.3%
97,287	Colgate-Palmolive Co.	6,282,794
39,854	Kimberly-Clark Corp.	4,827,515
51,125	The Procter & Gamble Co.	4,478,550

		15,588,859

Independent Power and Renewable Electricity Producers – 1.0%
403,283	AES Corp.	4,613,558

Industrial Conglomerates – 1.2%
9,025	Carlisle Cos., Inc.	984,718
158,353	General Electric Co.	4,703,084

		5,687,802

Insurance – 4.3%
6,829	AmTrust Financial Services, Inc.	180,217
36,259	Arch Capital Group Ltd.*	3,203,483
26,861	Marsh & McLennan Cos., Inc.	1,827,085
5,638	Prudential Financial, Inc.	592,610
38,608	Reinsurance Group of America, Inc.	4,844,146
32,856	The Progressive Corp.	1,230,129
59,290	Torchmark Corp.	4,360,186
25,612	Unum Group	1,163,553
70,798	XL Group Ltd.	2,659,881

		20,061,290

Internet Software & Services* – 0.5%
38,290	eBay, Inc.	1,218,771
31,012	Yahoo!, Inc.	1,366,699

		2,585,470

IT Services – 0.1%
22,712	The Western Union Co.	444,701

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 0.5%
33,969	Agilent Technologies, Inc.	$ 1,663,462
4,342	Thermo Fisher Scientific, Inc.	661,677

		2,325,139

Machinery – 0.9%
11,056	Fortive Corp.	611,507
40,615	Oshkosh Corp.	2,828,023
3,893	Parker-Hannifin Corp.	572,777

		4,012,307

Media – 2.2%
138,247	Liberty Global PLC Series C*	4,856,617
2,823	Time Warner, Inc.	273,407
166,886	Twenty-First Century Fox, Inc. Class A	5,236,883

		10,366,907

Metals & Mining – 1.5%
28,591	Freeport-McMoRan, Inc.*	476,040
15,306	Newmont Mining Corp.	555,302
56,600	Reliance Steel & Aluminum Co.	4,508,190
49,632	Steel Dynamics, Inc.	1,678,058

		7,217,590

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
253,653	AGNC Investment Corp.	4,735,701
32,293	MFA Financial, Inc.	254,792

		4,990,493

Multi-Utilities – 2.1%
194,796	CenterPoint Energy, Inc.	5,105,603
19,838	MDU Resources Group, Inc.	582,245
189,215	NiSource, Inc.	4,232,740

		9,920,588

Multiline Retail – 0.1%
10,388	Kohl’s Corp.	413,754

Oil, Gas & Consumable Fuels – 7.9%
6,427	Anadarko Petroleum Corp.	446,869
38,055	Chevron Corp.	4,237,424
22,162	Cimarex Energy Co.	2,996,524
40,390	Energen Corp.*	2,176,617
38,118	EOG Resources, Inc.	3,872,027
118,886	Exxon Mobil Corp.	9,973,347
39,650	Kinder Morgan, Inc.	885,781
25,864	Laredo Petroleum, Inc.*	350,457
54,825	Newfield Exploration Co.*	2,197,386
50,955	Noble Energy, Inc.	2,025,971
15,647	Occidental Petroleum Corp.	1,060,397
10,411	Phillips 66	849,746
23,684	Pioneer Natural Resources Co.	4,268,567
19,516	QEP Resources, Inc.*	340,359
26,612	The Williams Cos., Inc.	767,490

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
11,070	Valero Energy Corp.	$ 727,963

		37,176,925

Pharmaceuticals – 4.4%
5,568	Allergan PLC*	1,218,779
63,288	Johnson & Johnson	7,167,366
10,633	Mallinckrodt PLC*	518,146
145,723	Merck & Co., Inc.	9,033,369
82,823	Pfizer, Inc.	2,627,974

		20,565,634

Professional Services – 1.2%
51,741	ManpowerGroup, Inc.	4,939,196
11,679	Nielsen Holdings PLC	477,788

		5,416,984

Road & Rail – 1.2%
16,456	Norfolk Southern Corp.	1,932,922
5,743	Ryder System, Inc.	445,657
29,599	Union Pacific Corp.	3,154,661

		5,533,240

Semiconductors & Semiconductor Equipment – 1.9%
149,649	Applied Materials, Inc.	5,125,478
53,716	Intel Corp.	1,977,823
41,587	Maxim Integrated Products, Inc.	1,849,790
3,062	QUALCOMM, Inc.	163,603

		9,116,694

Software* – 1.2%
49,355	Citrix Systems, Inc.	4,500,683
82,755	Nuance Communications, Inc.	1,312,494

		5,813,177

Specialty Retail – 0.4%
41,212	Best Buy Co., Inc.	1,834,758

Technology Hardware, Storage & Peripherals – 1.6%
159,059	Hewlett Packard Enterprise Co.	3,607,458
263,003	HP, Inc.	3,958,195
3,757	Seagate Technology PLC	169,629

		7,735,282

Textiles, Apparel & Luxury Goods – 0.2%
9,583	PVH Corp.	898,981

Tobacco – 0.2%
7,786	Philip Morris International, Inc.	748,468

Trading Companies & Distributors* – 0.0%
1,640	United Rentals, Inc.	207,476

TOTAL COMMON STOCKS (Cost $425,977,512)		$444,027,000

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies(c)(d) – 1.3%
Goldman Sachs Financial Square Government Fund - FST Institutional Shares
5,945,080	0.000%	$ 5,945,080
(Cost $5,945,080)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $431,922,592)		$449,972,080

Securities Lending Reinvestment Vehicle(c)(d) – 0.1%
Goldman Sachs Financial Square Government Fund - FST Institutional Shares
338,800	0.000%	$ 338,800
(Cost $338,800)

TOTAL INVESTMENTS – 95.8% (Cost $432,261,392)		$450,310,880

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		19,879,970

NET ASSETS – 100.0%		$470,190,850

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated fund.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	188	March 2017	$21,380,300	$83,066

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$432,788,345

Gross unrealized gain	26,989,390
Gross unrealized loss	(9,466,855)

Net unrealized security gain	$17,522,535

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 1.6%
20,852	Curtiss-Wright Corp.	$ 2,044,747
16,286	DigitalGlobe, Inc.*	456,822
16,569	Esterline Technologies Corp.*	1,419,135
6,599	KLX, Inc.*	323,285

		4,243,989

Airlines – 1.1%
35,025	Hawaiian Holdings, Inc.*	1,784,524
30,647	SkyWest, Inc.	1,084,904

		2,869,428

Auto Components – 3.5%
28,296	Cooper Tire & Rubber Co.	1,025,730
15,375	Cooper-Standard Holdings, Inc.*	1,618,680
91,655	Dana, Inc.	1,845,932
16,610	LCI Industries	1,822,948
37,150	Modine Manufacturing Co.*	505,240
43,501	Superior Industries International, Inc.	1,002,698
21,501	Tenneco, Inc.*	1,450,242

		9,271,470

Banks – 7.6%
5,389	1st Source Corp.	243,098
6,051	Banner Corp.	339,582
45,608	Central Pacific Financial Corp.	1,428,899
43,320	CVB Financial Corp.	976,433
33,860	F.N.B. Corp.	505,868
31,064	FCB Financial Holdings, Inc. Class A*	1,458,455
4,540	First Busey Corp.	132,795
4,966	First Citizens BancShares, Inc. Class A	1,821,231
34,716	First Midwest Bancorp, Inc.	842,904
20,094	Glacier Bancorp, Inc.	713,940
12,606	Hancock Holding Co.	577,985
26,338	Hanmi Financial Corp.	873,105
9,491	Heartland Financial USA, Inc.	444,179
20,261	International Bancshares Corp.	751,683
3,857	LegacyTexas Financial Group, Inc.	159,371
69,283	OFG Bancorp	918,000
27,097	Prosperity Bancshares, Inc.(a)	1,968,055
10,162	Renasant Corp.	404,447
18,767	Sandy Spring Bancorp, Inc.	768,884
28,347	Sterling Bancorp	676,076
11,230	UMB Financial Corp.	866,282
54,680	Umpqua Holdings Corp.	1,001,191
64,284	United Community Banks, Inc.	1,808,309
6,859	Wintrust Financial Corp.	491,104

		20,171,876

Biotechnology – 5.8%
6,105	Acceleron Pharma, Inc.*	148,229

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
17,906	Acorda Therapeutics, Inc.*	$ 367,073
34,498	AMAG Pharmaceuticals, Inc.*	831,402
93,173	Array BioPharma, Inc.*	1,012,790
18,051	Blueprint Medicines Corp.*	615,178
12,853	Emergent BioSolutions, Inc.*	389,060
5,857	Enanta Pharmaceuticals, Inc.*	194,013
29,968	Exact Sciences Corp.*(b)	567,894
100,483	Exelixis, Inc.*	1,820,752
33,423	FibroGen, Inc.*	757,031
5,419	Five Prime Therapeutics, Inc.*	248,244
55,097	Genomic Health, Inc.*	1,514,066
39,606	Insys Therapeutics, Inc.*(b)	405,565
106,152	Ironwood Pharmaceuticals, Inc.*	1,526,466
7,254	Lexicon Pharmaceuticals, Inc.*(b)	103,950
29,960	MiMedx Group, Inc.*(b)	242,077
8,514	Momenta Pharmaceuticals, Inc.*	160,915
36,448	Myriad Genetics, Inc.*	589,729
187,239	PDL BioPharma, Inc.	411,926
12,110	Progenics Pharmaceuticals, Inc.*	108,021
2,328	Prothena Corp. PLC*(b)	113,979
4,234	Puma Biotechnology, Inc.*	137,182
19,779	Repligen Corp.*	594,161
15,646	Retrophin, Inc.*	306,974
628	TESARO, Inc.*	102,264
11,413	Ultragenyx Pharmaceutical, Inc.*	856,089
24,310	Vanda Pharmaceuticals, Inc.*	343,986
36,866	Xencor, Inc.*	878,517

		15,347,533

Building Products – 1.0%
35,681	Continental Building Products, Inc.*	829,583
6,026	Gibraltar Industries, Inc.*	264,542
34,650	NCI Building Systems, Inc.*	554,400
10,609	Universal Forest Products, Inc.	1,079,041

		2,727,566

Capital Markets – 2.0%
27,789	Evercore Partners, Inc. Class A(a)	2,152,258
8,554	GAMCO Investors, Inc. Class A	249,777
34,554	Greenhill & Co., Inc.	1,021,071
24,696	Piper Jaffray Cos.*	1,741,068

		5,164,174

Chemicals – 3.7%
2,231	Chase Corp.	196,328
39,086	GCP Applied Technologies, Inc.*	1,053,368
10,682	H.B. Fuller Co.	527,370
29,367	Innophos Holdings, Inc.	1,428,411
7,460	Koppers Holdings, Inc.*	301,757

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
22,370	Minerals Technologies, Inc.	$ 1,792,955
14,434	PolyOne Corp.	492,344
7,360	Stepan Co.	574,890
54,565	The Chemours Co.	1,441,607
28,032	Trinseo SA	1,815,072
12,932	Tronox Ltd. Class A	161,909

		9,786,011

Commercial Services & Supplies – 3.5%
15,801	ACCO Brands Corp.*	201,463
44,694	Brady Corp. Class A	1,624,627
9,034	Essendant, Inc.	188,720
31,809	Herman Miller, Inc.	992,441
6,388	Interface, Inc.	116,262
54,676	Kimball International, Inc. Class B	914,729
59,946	Knoll, Inc.	1,565,190
43,678	McGrath RentCorp	1,671,994
38,497	Quad Graphics, Inc.	1,008,236
22,165	The Brink’s Co.	986,343

		9,270,005

Communications Equipment – 1.4%
5,511	Ciena Corp.*	134,138
61,541	Finisar Corp.*	1,819,767
18,601	InterDigital, Inc.	1,737,334
2,861	NetScout Systems, Inc.*	95,271

		3,786,510

Construction & Engineering – 1.9%
52,215	Aegion Corp.*	1,214,521
3,162	Argan, Inc.	233,198
28,267	EMCOR Group, Inc.	1,969,927
19,908	MasTec, Inc.*	741,573
3,654	MYR Group, Inc.*	140,569
21,087	Tutor Perini Corp.*	628,393

		4,928,181

Construction Materials* – 0.1%
5,548	Summit Materials, Inc. Class A	139,255

Consumer Finance* – 0.1%
33,227	EZCORP, Inc. Class A	328,947

Containers & Packaging – 0.3%
12,183	Greif, Inc. Class A	701,497

Diversified Consumer Services – 1.7%
23,209	Bridgepoint Education, Inc.*	246,944
16,958	Capella Education Co.	1,449,909
54,757	Houghton Mifflin Harcourt Co.*	618,754
51,670	K12, Inc.*	1,029,783
82,320	Regis Corp.*	1,145,894

		4,491,284

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services – 0.5%
17,658	Cogent Communications Holdings, Inc.	$ 738,104
25,687	General Communication, Inc. Class A*	516,823

		1,254,927

Electric Utilities – 0.3%
18,100	Portland General Electric Co.	789,341

Electrical Equipment – 0.6%
3,272	EnerSys	255,053
46,171	General Cable Corp.	937,271
34,160	LSI Industries, Inc.	325,203

		1,517,527

Electronic Equipment, Instruments & Components – 4.9%
48,195	AVX Corp.	780,759
14,709	Belden, Inc.	1,124,797
53,821	Benchmark Electronics, Inc.*	1,646,923
20,551	II-VI, Inc.*	750,111
25,708	Itron, Inc.*	1,586,184
32,001	Kimball Electronics, Inc.*	547,217
8,876	Methode Electronics, Inc.	373,236
21,680	Rogers Corp.*	1,733,316
34,229	Sanmina Corp.*	1,333,219
111,107	TTM Technologies, Inc.*	1,647,717
93,247	Vishay Intertechnology, Inc.	1,547,900

		13,071,379

Energy Equipment & Services – 1.3%
28,873	Archrock, Inc.	421,546
14,967	Forum Energy Technologies, Inc.*	324,784
135,790	McDermott International, Inc.*	1,099,899
7,099	Oil States International, Inc.*	280,411
73,524	Pioneer Energy Services Corp.*	463,201
28,044	Unit Corp.*	729,144
4,332	US Silica Holdings, Inc.	256,194

		3,575,179

Equity Real Estate Investment Trusts (REITs) – 7.7%
46,902	Ashford Hospitality Trust, Inc.	356,455
13,089	CoreSite Realty Corp.	1,127,356
147,246	DiamondRock Hospitality Co.	1,659,462
10,838	FelCor Lodging Trust, Inc.	83,453
67,303	First Industrial Realty Trust, Inc.	1,739,783
37,100	Hersha Hospitality Trust	741,629
52,568	Hudson Pacific Properties, Inc.	1,861,433
46,654	iStar, Inc.*	523,458
20,391	LaSalle Hotel Properties	615,196
47,977	Mack-Cali Realty Corp.	1,344,316
11,210	Medical Properties Trust, Inc.	142,927

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
45,670	New Senior Investment Group, Inc.	$ 457,157
7,023	Pennsylvania Real Estate Investment Trust	125,782
14,087	PS Business Parks, Inc.	1,578,307
28,101	QTS Realty Trust, Inc. Class A	1,416,009
75,107	RLJ Lodging Trust	1,743,233
11,114	Ryman Hospitality Properties, Inc.	679,955
96,681	Summit Hotel Properties, Inc.	1,530,460
124,176	Sunstone Hotel Investors, Inc.	1,827,871
43,321	Xenia Hotels & Resorts, Inc.	794,940

		20,349,182

Food Products – 0.8%
9,568	Calavo Growers, Inc.	529,111
8,349	Fresh Del Monte Produce, Inc.	477,980
4,251	John B. Sanfilippo & Son, Inc.	279,673
5,737	Lancaster Colony Corp.	751,834

		2,038,598

Gas Utilities – 1.2%
18,005	ONE Gas, Inc.	1,163,483
23,802	Southwest Gas Holdings, Inc.	1,917,727

		3,081,210

Health Care Equipment & Supplies – 2.3%
57,584	AngioDynamics, Inc.*	926,815
1,496	Atrion Corp.	730,946
9,533	Cantel Medical Corp.	737,950
11,423	Cynosure, Inc. Class A*	609,988
7,164	Halyard Health, Inc.*	275,599
27,199	Masimo Corp.*	2,001,302
6,045	Natus Medical, Inc.*	236,057
15,563	Orthofix International NV*	559,334

		6,077,991

Health Care Providers & Services – 1.9%
86,095	Community Health Systems, Inc.*	551,008
9,616	HealthSouth Corp.	373,293
16,013	Magellan Health, Inc.*	1,200,174
9,615	Molina Healthcare, Inc.*	545,363
48,907	Owens & Minor, Inc.	1,754,783
34,136	Triple-S Management Corp. Class B*	652,339

		5,076,960

Health Care Technology* – 0.3%
33,459	HMS Holdings Corp.	607,616
4,282	Medidata Solutions, Inc.	212,130

		819,746

Hotels, Restaurants & Leisure – 3.3%
34,239	Belmond Ltd. Class A*	474,210

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
68,513	Bloomin’ Brands, Inc.	$ 1,172,257
10,294	Bob Evans Farms, Inc.	580,890
28,339	Boyd Gaming Corp.*	575,849
41,204	International Speedway Corp. Class A	1,510,127
36,116	La Quinta Holdings, Inc.*	510,319
10,328	Marriott Vacations Worldwide Corp.	893,165
1,704	Papa John’s International, Inc.	145,215
109,648	Penn National Gaming, Inc.*	1,510,949
15,223	Red Rock Resorts, Inc. Class A	357,436
18,156	The Cheesecake Factory, Inc.	1,094,081

		8,824,498

Household Durables – 0.2%
20,880	Ethan Allen Interiors, Inc.	607,608

Household Products* – 0.4%
30,424	Central Garden & Pet Co. Class A	936,451

Independent Power and Renewable Electricity Producers – 0.9%
16,959	Atlantica Yield PLC	362,923
21,224	NRG Yield, Inc. Class C	359,747
33,002	Ormat Technologies, Inc.	1,772,207

		2,494,877

Insurance – 2.4%
75,878	American Equity Investment Life Holding Co.	1,790,721
25,952	Argo Group International Holdings Ltd.	1,659,630
31,684	CNO Financial Group, Inc.	599,145
5,438	FBL Financial Group, Inc. Class A	379,572
102,851	Genworth Financial, Inc. Class A*	345,579
89,833	Maiden Holdings Ltd.	1,594,536

		6,369,183

Internet & Direct Marketing Retail* – 1.3%
38,023	FTD Cos., Inc.	873,769
63,391	Liberty TripAdvisor Holdings, Inc. Class A	1,137,868
30,190	Shutterfly, Inc.	1,549,653

		3,561,290

Internet Software & Services – 1.9%
71,074	Bankrate, Inc.*	774,707
15,733	Cornerstone OnDemand, Inc.*	640,176
202,446	EarthLink Holdings Corp.	1,297,679
11,805	Five9, Inc.*	182,505
2,649	j2 Global, Inc.	222,013
5,403	LogMeIn, Inc.	584,064
55,216	NIC, Inc.	1,330,705

		5,031,849

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – 2.0%
16,387	Cardtronics PLC Class A*	$ 894,402
66,598	Convergys Corp.	1,652,962
3,543	CSG Systems International, Inc.	171,481
27,778	EVERTEC, Inc.	473,615
12,247	Science Applications International Corp.	997,151
75,346	Travelport Worldwide Ltd.	1,081,969

		5,271,580

Leisure Products – 0.5%
128,688	Callaway Golf Co.	1,458,035

Life Sciences Tools & Services* – 0.3%
2,165	Cambrex Corp.	113,554
7,704	PAREXEL International Corp.	546,136
2,962	PRA Health Sciences, Inc.	173,544

		833,234

Machinery – 2.0%
23,193	Astec Industries, Inc.	1,623,046
12,626	Chart Industries, Inc.*	489,762
6,948	Meritor, Inc.*	100,260
10,749	Miller Industries, Inc.	284,848
18,073	Mueller Water Products, Inc. Class A	243,263
1,969	Standex International Corp.	171,697
8,028	The Greenbrier Cos., Inc.	351,225
75,568	Wabash National Corp.	1,333,775
8,545	Woodward, Inc.	595,074

		5,192,950

Media – 0.2%
26,559	New Media Investment Group, Inc.	404,759

Metals & Mining – 1.6%
6,945	Carpenter Technology Corp.	277,939
13,222	Materion Corp.	519,624
49,369	Schnitzer Steel Industries, Inc. Class A	1,167,577
81,152	SunCoke Energy, Inc.*	715,761
31,966	Worthington Industries, Inc.	1,527,655

		4,208,556

Mortgage Real Estate Investment Trusts (REITs) – 1.9%
179,116	Anworth Mortgage Asset Corp.	918,865
110,022	Invesco Mortgage Capital, Inc.	1,603,021
93,754	MTGE Investment Corp.	1,490,689
62,636	New Residential Investment Corp.	948,935

		4,961,510

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.9%
49,196	Callon Petroleum Co.*	$ 751,715
11,210	Carrizo Oil & Gas, Inc.*	396,386
8,716	Delek US Holdings, Inc.	195,238
230,199	Denbury Resources, Inc.*	771,167
65,480	EP Energy Corp. Class A*(b)	343,115
11,396	Green Plains, Inc.	256,410
8,005	Matador Resources Co.*	210,772
61,964	Oasis Petroleum, Inc.*	876,171
22,926	RSP Permian, Inc.*	975,730
52,496	Scorpio Tankers, Inc.	201,060

		4,977,764

Paper & Forest Products – 0.6%
15,937	KapStone Paper & Packaging Corp.	382,169
9,803	Louisiana-Pacific Corp.*	187,532
5,609	Neenah Paper, Inc.	460,779
10,122	Schweitzer-Mauduit International, Inc.	448,708

		1,479,188

Personal Products* – 0.0%
1,652	USANA Health Sciences, Inc.	102,920

Pharmaceuticals* – 1.3%
27,089	Catalent, Inc.	724,902
53,881	Horizon Pharma PLC	882,032
12,640	Innoviva, Inc.(b)	133,984
3,720	Pacira Pharmaceuticals, Inc.	143,034
27,207	Prestige Brands Holdings, Inc.	1,435,441
17,737	SciClone Pharmaceuticals, Inc.	180,030

		3,499,423

Professional Services – 2.1%
4,414	Barrett Business Services, Inc.	265,326
16,877	FTI Consulting, Inc.*	711,197
25,713	Huron Consulting Group, Inc.*	1,164,799
21,447	Insperity, Inc.	1,533,460
15,294	Navigant Consulting, Inc.*	377,762
5,632	On Assignment, Inc.*	255,017
14,420	RPX Corp.*	156,601
5,046	TrueBlue, Inc.*	124,888
14,777	WageWorks, Inc.*	1,066,161

		5,655,211

Real Estate Management & Development – 0.3%
43,887	Kennedy-Wilson Holdings, Inc.	897,489

Road & Rail – 0.0%
4,178	Marten Transport Ltd.	95,467

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.1%
19,012	Advanced Energy Industries, Inc.*	$ 1,118,666
62,506	Advanced Micro Devices, Inc.*	648,187
68,732	Amkor Technology, Inc.*	646,768
3,696	Cabot Microelectronics Corp.	249,517
22,567	Cirrus Logic, Inc.*	1,361,241
98,679	Entegris, Inc.*	1,850,231
4,726	Inphi Corp.*	216,545
2,535	MKS Instruments, Inc.	167,057
129,981	Photronics, Inc.*	1,494,782
8,639	Power Integrations, Inc.	613,369
35,023	Semtech Corp.*	1,154,008
20,206	Silicon Laboratories, Inc.*	1,317,431

		10,837,802

Software – 2.0%
25,448	Aspen Technology, Inc.*	1,351,543
12,757	Barracuda Networks, Inc.*	299,662
13,515	CommVault Systems, Inc.*	663,586
669	Fair Isaac Corp.	82,488
4,984	Gigamon, Inc.*	165,220
2,445	MicroStrategy, Inc. Class A*	492,179
49,450	Progress Software Corp.	1,385,589
5,104	Synchronoss Technologies, Inc.*	196,606
11,528	Take-Two Interactive Software, Inc.*	618,477

5,255,350

Specialty Retail – 3.9%
64,731	Aaron’s, Inc.	2,002,777
56,704	American Eagle Outfitters, Inc.	856,798
14,878	Asbury Automotive Group, Inc.*	975,997
28,288	Ascena Retail Group, Inc.*	136,065
122,504	Chico’s FAS, Inc.	1,652,579
14,345	Francesca’s Holdings Corp.*	250,177
6,089	Group 1 Automotive, Inc.	491,930
2,456	Lithia Motors, Inc. Class A	253,263
30,701	Pier 1 Imports, Inc.	223,196
51,842	Rent-A-Center, Inc.(a)	464,504
37,370	Select Comfort Corp.*	754,127
34,688	The Cato Corp. Class A	880,728
84,374	The Finish Line, Inc. Class A	1,451,233

10,393,374

Textiles, Apparel & Luxury Goods* – 0.5%
18,335	Crocs, Inc.	133,845
40,368	Fossil Group, Inc.	1,032,210
4,075	Steven Madden Ltd.	143,440

1,309,495

Thrifts & Mortgage Finance – 2.6%
61,749	Beneficial Bancorp, Inc.	1,102,220
81,585	Dime Community Bancshares, Inc.	1,745,919

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
25,674	HomeStreet, Inc.*	$ 672,659
12,887	Meridian Bancorp, Inc.	242,920
31,564	Oritani Financial Corp.	547,635
6,791	Radian Group, Inc.(a)	124,954
60,577	Washington Federal, Inc.	1,989,955
8,847	WSFS Financial Corp.	400,769

6,827,031

Tobacco – 0.2%
7,638	Universal Corp.	519,384

Trading Companies & Distributors – 1.8%
48,136	Aircastle Ltd.	1,073,433
7,282	Applied Industrial Technologies, Inc.	440,197
43,906	H&E Equipment Services, Inc.	1,135,409
54,842	MRC Global, Inc.*	1,127,003
4,622	NOW, Inc.*	98,264
23,255	Rush Enterprises, Inc. Class A*	761,601

4,635,907

Wireless Telecommunication Services – 0.2%
22,931	Spok Holdings, Inc.	471,232

TOTAL COMMON STOCKS (Cost $233,683,902)		$257,993,183

Shares	Distribution Rate	Value
Investment Companies(c)(d) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,175,564	0.470%	$ 5,175,564
(Cost $5,175,564)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $238,859,466)		$263,168,747

Securities Lending Reinvestment Vehicle(c)(d) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,737,959	0.470%	$ 1,737,959
(Cost $1,737,959)

TOTAL INVESTMENTS – 100.1% (Cost $240,597,425)		$264,906,706

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(386,574)

NET ASSETS – 100.0%		$264,520,132

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(d)	Represents an Affiliated fund.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	75	March 2017	$5,098,125	$(40,431)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$241,008,677

Gross unrealized gain	33,889,438
Gross unrealized loss	(9,991,409)

Net unrealized security gain	$23,898,029

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 94.7%
Aerospace & Defense – 0.9%
25,572	Curtiss-Wright Corp.	$ 2,507,591
21,835	Wesco Aircraft Holdings, Inc.*	330,800

		2,838,391

Airlines – 0.8%
43,127	Hawaiian Holdings, Inc.*	2,197,321
10,131	SkyWest, Inc.	358,637

		2,555,958

Auto Components – 2.9%
18,885	American Axle & Manufacturing Holdings, Inc.*	385,254
9,015	Cooper Tire & Rubber Co.	326,794
18,736	Cooper-Standard Holdings, Inc.*	1,972,526
53,373	Dana, Inc.	1,074,932
20,010	LCI Industries	2,196,098
7,127	Superior Industries International, Inc.	164,277
40,394	Tenneco, Inc.*	2,724,575

		8,844,456

Banks – 0.5%
13,904	Home BancShares, Inc.	374,574
21,419	OFG Bancorp	283,802
27,335	United Community Banks, Inc.	768,933

		1,427,309

Biotechnology* – 9.0%
15,351	Acceleron Pharma, Inc.	372,722
28,719	Acorda Therapeutics, Inc.	588,740
45,535	AMAG Pharmaceuticals, Inc.	1,097,394
100,310	Array BioPharma, Inc.	1,090,370
1,525	Bluebird Bio, Inc.	113,613
26,417	Blueprint Medicines Corp.	900,291
5,673	Clovis Oncology, Inc.	367,610
29,876	Dyax Corp.	45,262
2,039	Eagle Pharmaceuticals, Inc.(a)	141,119
27,356	Emergent BioSolutions, Inc.	828,066
64,971	Exact Sciences Corp.(a)	1,231,200
128,859	Exelixis, Inc.	2,334,925
57,193	FibroGen, Inc.	1,295,421
7,394	Five Prime Therapeutics, Inc.	338,719
62,145	Genomic Health, Inc.	1,707,745
25,015	Halozyme Therapeutics, Inc.(b)	288,923
50,301	Insys Therapeutics, Inc.(a)	515,082
135,455	Ironwood Pharmaceuticals, Inc.	1,947,843
25,247	Lexicon Pharmaceuticals, Inc.(a)	361,790
6,544	Ligand Pharmaceuticals, Inc.	693,729
17,424	MacroGenics, Inc.	321,821
55,478	MiMedx Group, Inc.(a)	448,262
31,094	Momenta Pharmaceuticals, Inc.	587,677
57,174	Myriad Genetics, Inc.	925,075

Shares	Description	Value
Common Stocks – (continued)
Biotechnology* – (continued)
52,105	Progenics Pharmaceuticals, Inc.	$ 464,777
10,505	Prothena Corp. PLC(a)	514,325
14,069	Puma Biotechnology, Inc.	455,836
2,543	Radius Health, Inc.	110,671
37,871	Repligen Corp.	1,137,645
12,519	Retrophin, Inc.	245,623
4,262	Sage Therapeutics, Inc.	204,491
13,784	Sarepta Therapeutics, Inc.	428,131
81,436	Synergy Pharmaceuticals, Inc.(a)	575,753
6,833	TESARO, Inc.	1,112,686
22,543	Ultragenyx Pharmaceutical, Inc.	1,690,950
39,376	Vanda Pharmaceuticals, Inc.	557,170
53,910	Xencor, Inc.	1,284,675

		27,326,132

Building Products – 1.9%
51,838	Continental Building Products, Inc.*	1,205,233
16,174	Gibraltar Industries, Inc.*	710,039
10,001	Masonite International Corp.*	666,067
49,582	NCI Building Systems, Inc.*	793,312
16,584	Simpson Manufacturing Co., Inc.	721,736
4,172	Trex Co., Inc.*	282,569
14,398	Universal Forest Products, Inc.	1,464,421

		5,843,377

Capital Markets – 1.9%
32,109	Evercore Partners, Inc. Class A	2,486,842
56,668	Greenhill & Co., Inc.	1,674,540
10,302	Moelis & Co. Class A	351,298
20,068	Piper Jaffray Cos.*	1,414,794

		5,927,474

Chemicals – 4.3%
5,948	Chase Corp.	523,424
6,203	Ferro Corp.*	87,710
55,751	GCP Applied Technologies, Inc.*	1,502,489
20,704	H.B. Fuller Co.	1,022,157
33,351	Innophos Holdings, Inc.	1,622,193
15,082	Koppers Holdings, Inc.*	610,067
24,241	Minerals Technologies, Inc.	1,942,916
35,134	PolyOne Corp.(b)	1,198,421
4,495	Stepan Co.	351,104
82,300	The Chemours Co.	2,174,366
32,766	Trinseo SA	2,121,599

		13,156,446

Commercial Services & Supplies – 3.5%
52,719	Brady Corp. Class A	1,916,336
62,807	Herman Miller, Inc.	1,959,578
10,611	HNI Corp.	534,901
27,122	Interface, Inc.	493,620

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
26,997	Kimball International, Inc. Class B	$ 451,660
67,533	Knoll, Inc.	1,763,287
5,663	Matthews International Corp. Class A	381,969
12,868	McGrath RentCorp	492,587
38,197	Quad Graphics, Inc.	1,000,379
8,447	Steelcase, Inc. Class A	141,910
37,004	The Brink’s Co.	1,646,678

		10,782,905

Communications Equipment – 1.9%
39,249	Ciena Corp.*	955,321
50,406	Finisar Corp.*	1,490,505
27,148	InterDigital, Inc.	2,535,623
3,963	Lumentum Holdings, Inc.*	150,396
8,364	NETGEAR, Inc.*	475,912
19,487	Oclaro, Inc.*	191,167

		5,798,924

Construction & Engineering – 1.7%
12,617	Aegion Corp.*	293,471
8,580	Argan, Inc.	632,775
24,479	EMCOR Group, Inc.	1,705,942
40,661	MasTec, Inc.*	1,514,622
30,187	Tutor Perini Corp.*	899,573

		5,046,383

Construction Materials* – 0.3%
35,727	Summit Materials, Inc. Class A	896,748

Diversified Consumer Services – 1.2%
5,116	Bright Horizons Family Solutions, Inc.*	362,520
20,405	Capella Education Co.	1,744,627
81,422	Houghton Mifflin Harcourt Co.*	920,068
39,217	Regis Corp.*	545,901

		3,573,116

Diversified Telecommunication Services – 0.6%
27,018	Cogent Communications Holdings, Inc.	1,129,352
29,287	General Communication, Inc. Class A*	589,255

		1,718,607

Electrical Equipment – 0.5%
2,152	AZZ, Inc.	128,152
2,076	EnerSys	161,824
55,542	General Cable Corp.	1,127,502

		1,417,478

Electronic Equipment, Instruments & Components – 3.8%
5,779	AVX Corp.	93,620
27,944	Belden, Inc.(b)	2,136,878
24,756	Benchmark Electronics, Inc.*	757,534

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
11,237	Fabrinet*	$ 473,415
29,118	II-VI, Inc.*	1,062,807
34,543	Itron, Inc.*	2,131,303
21,290	Methode Electronics, Inc.	895,244
21,223	Rogers Corp.*	1,696,779
9,820	Sanmina Corp.*	382,489
104,257	TTM Technologies, Inc.*	1,546,131
22,092	Vishay Intertechnology, Inc.	366,727

		11,542,927

Energy Equipment & Services – 0.5%
38,275	McDermott International, Inc.*	310,028
5,604	Unit Corp.*	145,704
19,760	US Silica Holdings, Inc.	1,168,606

		1,624,338

Equity Real Estate Investment Trusts (REITs) – 5.2%
15,182	CoreSite Realty Corp.	1,307,626
125,168	DiamondRock Hospitality Co.	1,410,643
3,681	DuPont Fabros Technology, Inc.	174,774
51,979	FelCor Lodging Trust, Inc.	400,238
63,726	First Industrial Realty Trust, Inc.	1,647,317
50,642	Hersha Hospitality Trust	1,012,334
12,552	Hudson Pacific Properties, Inc.	444,466
86,335	iStar, Inc.*	968,679
35,319	Medical Properties Trust, Inc.	450,317
19,236	PS Business Parks, Inc.	2,155,201
35,229	QTS Realty Trust, Inc. Class A	1,775,189
20,889	RLJ Lodging Trust	484,834
18,395	Ryman Hospitality Properties, Inc.	1,125,406
93,609	Summit Hotel Properties, Inc.	1,481,831
49,635	Sunstone Hotel Investors, Inc.	730,627
9,140	Xenia Hotels & Resorts, Inc.	167,719

		15,737,201

Food Products – 0.9%
11,628	Calavo Growers, Inc.	643,028
5,122	Fresh Del Monte Produce, Inc.	293,235
4,580	John B. Sanfilippo & Son, Inc.	301,318
11,864	Lancaster Colony Corp.	1,554,777

		2,792,358

Gas Utilities – 0.3%
10,407	Southwest Gas Holdings, Inc.	838,492

Health Care Equipment & Supplies – 3.0%
29,339	AngioDynamics, Inc.*	472,211
293	Atrion Corp.	143,160
15,734	Cantel Medical Corp.	1,217,969
6,383	Cardiovascular Systems, Inc.*	157,660
24,057	Cynosure, Inc. Class A*	1,284,644

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
3,771	Inogen, Inc.*	$ 242,739
25,149	Integra LifeSciences Holdings Corp.*	1,049,468
34,319	Masimo Corp.*	2,525,192
23,724	Natus Medical, Inc.*	926,422
25,976	Orthofix International NV*	933,577
7,137	Zeltiq Aesthetics, Inc.*	316,455

		9,269,497

Health Care Providers & Services – 2.5%
3,978	AMN Healthcare Services, Inc.*	142,611
62,296	Community Health Systems, Inc.*	398,695
3,783	CorVel Corp.*	145,078
24,130	Diplomat Pharmacy, Inc.*	331,546
4,860	HealthEquity, Inc.*	224,775
46,446	HealthSouth Corp.	1,803,034
17,620	Magellan Health, Inc.*	1,320,619
21,754	Molina Healthcare, Inc.*	1,233,887
43,915	Owens & Minor, Inc.	1,575,670
3,626	The Providence Service Corp.*	140,145
19,047	Triple-S Management Corp. Class B*	363,988

		7,680,048

Health Care Technology* – 0.7%
52,115	HMS Holdings Corp.	946,408
19,375	Medidata Solutions, Inc.	959,838
4,777	Omnicell, Inc.	171,494

		2,077,740

Hotels, Restaurants & Leisure – 4.9%
110,309	Bloomin’ Brands, Inc.	1,887,387
17,599	Bob Evans Farms, Inc.	993,112
61,545	Boyd Gaming Corp.*	1,250,594
26,363	ClubCorp Holdings, Inc.	434,989
2,639	Dave & Buster’s Entertainment, Inc.*	143,720
38,791	International Speedway Corp. Class A	1,421,690
78,452	La Quinta Holdings, Inc.*	1,108,527
14,968	Marriott Vacations Worldwide Corp.	1,294,433
3,423	Papa John’s International, Inc.	291,708
98,381	Penn National Gaming, Inc.*	1,355,690
45,220	Red Rock Resorts, Inc. Class A	1,061,766
13,274	Ruth’s Hospitality Group, Inc.	227,649
11,297	SeaWorld Entertainment, Inc.	204,589
26,442	Texas Roadhouse, Inc.	1,233,255
36,278	The Cheesecake Factory, Inc.	2,186,112

		15,095,221

Household Durables – 0.5%
28,445	Ethan Allen Interiors, Inc.	827,749
1,086	Helen of Troy Ltd.*	101,324
5,891	M/I Homes, Inc.*	148,100
5,137	MDC Holdings, Inc.	138,904

Shares	Description	Value
Common Stocks – (continued)
Household Durables – (continued)
16,779	Taylor Morrison Home Corp. Class A*	$ 325,513

		1,541,590

Household Products* – 0.4%
36,510	Central Garden & Pet Co. Class A	1,123,778

Independent Power and Renewable Electricity Producers – 0.6%
33,103	Ormat Technologies, Inc.	1,777,631

Insurance – 1.2%
47,447	American Equity Investment Life Holding Co.	1,119,749
15,880	Argo Group International Holdings Ltd.(b)	1,015,526
85,949	Maiden Holdings Ltd.	1,525,595

		3,660,870

Internet & Direct Marketing Retail* – 1.2%
7,760	Etsy, Inc.	97,854
8,203	FTD Cos., Inc.	188,505
70,890	Liberty TripAdvisor Holdings, Inc. Class A	1,272,475
38,259	Shutterfly, Inc.	1,963,834

		3,522,668

Internet Software & Services – 3.2%
41,528	Bankrate, Inc.*	452,655
40,067	Cornerstone OnDemand, Inc.*	1,630,326
222,320	EarthLink Holdings Corp.	1,425,071
37,754	Five9, Inc.*	583,677
5,249	GrubHub, Inc.*	218,096
20,272	j2 Global, Inc.	1,698,996
13,571	LogMeIn, Inc.	1,467,025
79,444	NIC, Inc.	1,914,601
4,736	Shutterstock, Inc.*(a)	254,797

		9,645,244

IT Services – 3.4%
37,769	Cardtronics PLC Class A*	2,061,432
72,018	Convergys Corp.	1,787,487
15,084	CSG Systems International, Inc.	730,065
70,176	EVERTEC, Inc.	1,196,501
4,374	Forrester Research, Inc.	178,459
14,056	Perficient, Inc.*	249,213
27,466	Science Applications International Corp.	2,236,282
129,773	Travelport Worldwide Ltd.	1,863,540

		10,302,979

Leisure Products – 0.5%
142,335	Callaway Golf Co.	1,612,656

Life Sciences Tools & Services* – 1.3%
16,003	Cambrex Corp.	839,357
2,501	INC Research Holdings, Inc. Class A	132,553

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services* – (continued)
28,843	PAREXEL International Corp.	$ 2,044,680
13,864	PRA Health Sciences, Inc.	812,292

		3,828,882

Machinery – 2.2%
2,158	Alamo Group, Inc.	163,210
24,153	Astec Industries, Inc.	1,690,227
2,965	Lydall, Inc.*	180,865
61,535	Mueller Water Products, Inc. Class A	828,261
5,104	Standex International Corp.	445,069
93,522	Wabash National Corp.	1,650,663
4,776	Watts Water Technologies, Inc. Class A	315,216
19,366	Woodward, Inc.	1,348,648

		6,622,159

Media – 0.3%
32,445	New Media Investment Group, Inc.	494,462
15,600	Sinclair Broadcast Group, Inc. Class A	526,500

		1,020,962

Metals & Mining – 0.9%
12,526	Coeur Mining, Inc.*	145,928
9,297	Schnitzer Steel Industries, Inc. Class A	219,874
43,617	SunCoke Energy, Inc.*	384,702
39,373	Worthington Industries, Inc.	1,881,636

		2,632,140

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
62,513	Anworth Mortgage Asset Corp.	320,692
100,996	Invesco Mortgage Capital, Inc.	1,471,512
71,938	MTGE Investment Corp.	1,143,814

		2,936,018

Multiline Retail – 0.1%
5,786	Big Lots, Inc.	289,300

Oil, Gas & Consumable Fuels* – 1.0%
80,659	Callon Petroleum Co.	1,232,469
22,241	Carrizo Oil & Gas, Inc.	786,442
90,025	Denbury Resources, Inc.	301,584
28,082	Matador Resources Co.	739,399

		3,059,894

Paper & Forest Products – 1.0%
1,433	Clearwater Paper Corp.*	90,136
20,074	KapStone Paper & Packaging Corp.	481,375
44,756	Louisiana-Pacific Corp.*	856,182
16,429	Neenah Paper, Inc.	1,349,642

Shares	Description	Value
Common Stocks – (continued)
Paper & Forest Products – (continued)
9,879	Schweitzer-Mauduit International, Inc.	$ 437,936

		3,215,271

Personal Products* – 0.1%
7,234	USANA Health Sciences, Inc.	450,678

Pharmaceuticals* – 2.7%
65,649	Catalent, Inc.	1,756,767
34,208	Corcept Therapeutics, Inc.	243,219
99,806	Horizon Pharma PLC	1,633,824
35,291	Impax Laboratories, Inc.	464,077
42,721	Innoviva, Inc.(a)	452,843
18,158	Pacira Pharmaceuticals, Inc.	698,175
45,023	Prestige Brands Holdings, Inc.	2,375,414
35,402	SciClone Pharmaceuticals, Inc.	359,330
12,644	Supernus Pharmaceuticals, Inc.	342,020

		8,325,669

Professional Services – 2.4%
19,013	FTI Consulting, Inc.*	801,208
21,795	Huron Consulting Group, Inc.*	987,313
25,660	Insperity, Inc.	1,834,690
24,548	On Assignment, Inc.*	1,111,533
12,065	RPX Corp.*	131,026
17,641	TrueBlue, Inc.*	436,615
26,745	WageWorks, Inc.*	1,929,652

		7,232,037

Real Estate Management & Development – 0.3%
46,383	Kennedy-Wilson Holdings, Inc.	948,532

Road & Rail – 0.1%
4,759	Heartland Express, Inc.	98,035
4,245	Knight Transportation, Inc.	141,783
6,526	Swift Transportation Co.*	148,989

		388,807

Semiconductors & Semiconductor Equipment – 5.7%
30,738	Advanced Energy Industries, Inc.*	1,808,624
89,694	Advanced Micro Devices, Inc.*	930,127
102,726	Amkor Technology, Inc.*	966,652
9,179	Cabot Microelectronics Corp.	619,674
40,482	Cirrus Logic, Inc.*	2,441,874
106,123	Entegris, Inc.*	1,989,806
19,819	Inphi Corp.*	908,107
36,074	Lattice Semiconductor Corp.*	259,372
27,225	MaxLinear, Inc. Class A*	696,416
2,424	Microsemi Corp.*	128,836
4,296	MKS Instruments, Inc.	283,106
101,443	Photronics, Inc.*	1,166,594
14,894	Power Integrations, Inc.	1,057,474
57,093	Semtech Corp.*	1,881,214

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
35,514	Silicon Laboratories, Inc.*	$ 2,315,513

		17,453,389

Software – 4.4%
50,902	Aspen Technology, Inc.(b)*	2,703,405
26,909	Barracuda Networks, Inc.*	632,092
25,970	CommVault Systems, Inc.*	1,275,127
12,517	Fair Isaac Corp.	1,543,346
18,419	Gigamon, Inc.*	610,590
6,347	HubSpot, Inc.*	325,601
4,672	MicroStrategy, Inc. Class A*	940,474
42,730	Progress Software Corp.	1,197,294
4,535	Proofpoint, Inc.*	363,526
32,711	RingCentral, Inc. Class A*	763,802
23,890	Synchronoss Technologies, Inc.*	920,243
39,375	Take-Two Interactive Software, Inc.*	2,112,469

		13,387,969

Specialty Retail – 4.3%
45,872	Aaron’s, Inc.	1,419,280
87,696	American Eagle Outfitters, Inc.	1,325,086
25,071	Asbury Automotive Group, Inc.*	1,644,658
44,014	Ascena Retail Group, Inc.*	211,707
124,977	Chico’s FAS, Inc.	1,685,940
27,513	Francesca’s Holdings Corp.*	479,827
10,597	Group 1 Automotive, Inc.	856,132
9,366	Lithia Motors, Inc. Class A	965,822
56,850	Pier 1 Imports, Inc.	413,299
59,443	Select Comfort Corp.*	1,199,560
30,873	The Cato Corp. Class A	783,865
6,887	The Children’s Place, Inc.	668,039
89,991	The Finish Line, Inc. Class A	1,547,845

		13,201,060

Technology Hardware, Storage & Peripherals* – 0.1%
11,666	Super Micro Computer, Inc.	308,566

Textiles, Apparel & Luxury Goods – 0.6%
31,423	Crocs, Inc.*	229,388
21,783	Fossil Group, Inc.*	556,991
21,729	Steven Madden Ltd.*	764,861
9,536	Wolverine World Wide, Inc.	224,001

		1,775,241

Thrifts & Mortgage Finance – 0.5%
55,777	Meridian Bancorp, Inc.	1,051,396
11,168	Washington Federal, Inc.	366,869

		1,418,265

Trading Companies & Distributors – 1.0%
15,942	Applied Industrial Technologies, Inc.	963,694
56,060	H&E Equipment Services, Inc.	1,449,712
28,310	MRC Global, Inc.*	581,770

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
3,330	Rush Enterprises, Inc. Class A*	$ 109,057

		3,104,233

TOTAL COMMON STOCKS (Cost $259,272,329)		$288,598,014

Shares	Distribution Rate	Value
Investment Company(c)(d) – 4.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,570,050	0.470%	$ 13,570,050
(Cost $13,570,050)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $272,842,379)		$302,168,064

Securities Lending Reinvestment Vehicle(c)(d) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,916,068	0.470%	$ 3,916,068
(Cost $3,916,068)

TOTAL INVESTMENTS – 100.5% (Cost $276,758,447)		$306,084,132

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(1,378,652)

NET ASSETS – 100.0%		$304,705,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(d)	Represents an Affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free ShareholderServices Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	191	March 2017	$12,983,225	$(137,060)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$278,062,085

Gross unrealized gain	36,470,672
Gross unrealized loss	(8,448,625)

Net unrealized security gain	$28,022,047

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Aerospace & Defense – 2.2%
12,144	Curtiss-Wright Corp.	$ 1,190,841
21,125	DigitalGlobe, Inc.*	592,556
5,183	Ducommun, Inc.*	153,572
13,548	Esterline Technologies Corp.*	1,160,386
15,141	KLX, Inc.*	741,758
16,436	Wesco Aircraft Holdings, Inc.*	249,005

		4,088,118

Airlines – 0.8%
11,743	Hawaiian Holdings, Inc.*	598,306
26,808	SkyWest, Inc.	949,003

		1,547,309

Auto Components – 2.6%
25,148	Cooper Tire & Rubber Co.	911,615
9,077	Cooper-Standard Holdings, Inc.*	955,627
77,684	Dana, Inc.	1,564,556
2,813	LCI Industries	308,727
32,950	Modine Manufacturing Co.*	448,120
29,202	Superior Industries International, Inc.	673,106
941	Tenneco, Inc.*	63,470

		4,925,221

Banks – 16.4%
14,913	1st Source Corp.	672,725
15,300	Banner Corp.	858,636
4,337	Berkshire Hills Bancorp, Inc.	153,530
37,516	Central Pacific Financial Corp.	1,175,376
1,600	Columbia Banking System, Inc.	63,616
1,122	Community Bank System, Inc.	65,480
50,426	CVB Financial Corp.	1,136,602
2,193	Enterprise Financial Services Corp.	91,338
75,678	F.N.B. Corp.	1,130,629
22,533	FCB Financial Holdings, Inc. Class A*	1,057,924
15,182	First Busey Corp.	444,074
4,077	First Citizens BancShares, Inc. Class A	1,495,199
5,024	First Commonwealth Financial Corp.	70,939
37,602	First Financial Bancorp	1,035,935
3,452	First Financial Bankshares, Inc.(a)	147,228
11,150	First Interstate BancSystem, Inc. Class A	458,823
28,518	First Merchants Corp.	1,093,095
50,203	First Midwest Bancorp, Inc.	1,218,929
37,657	Glacier Bancorp, Inc.	1,337,953
5,711	Great Southern Bancorp, Inc.	285,836
19,034	Hancock Holding Co.	872,709
29,992	Hanmi Financial Corp.	994,235
17,640	Heartland Financial USA, Inc.	825,552

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
1,363	Independent Bank Group, Inc.	$ 84,710
31,795	International Bancshares Corp.	1,179,595
15,965	Lakeland Bancorp, Inc.	296,151
2,582	Lakeland Financial Corp.	114,692
7,080	LegacyTexas Financial Group, Inc.	292,546
57,321	OFG Bancorp	759,503
3,659	Pacific Premier Bancorp, Inc.*	143,982
3,158	Park National Corp.	349,875
5,661	PrivateBancorp, Inc.	309,430
25,907	Prosperity Bancshares, Inc.(b)	1,881,625
17,515	Renasant Corp.	697,097
28,082	Sandy Spring Bancorp, Inc.	1,150,520
28,017	Sterling Bancorp	668,205
5,783	TriCo Bancshares	213,219
11,141	TriState Capital Holdings, Inc.*	247,330
16,901	UMB Financial Corp.	1,303,743
70,411	Umpqua Holdings Corp.	1,289,225
1,843	Union Bankshares Corp.	67,749
46,631	United Community Banks, Inc.	1,311,730
17,909	Valley National Bancorp	216,878
12,736	WesBanco, Inc.	528,544
4,412	Westamerica Bancorp(a)	250,381
14,041	Wintrust Financial Corp.	1,005,336

		31,048,429

Biotechnology – 2.1%
20,949	AMAG Pharmaceuticals, Inc.*	504,871
66,929	Array BioPharma, Inc.*	727,518
3,545	Enanta Pharmaceuticals, Inc.*	117,428
59,481	Exelixis, Inc.*	1,077,796
2,193	Five Prime Therapeutics, Inc.*	100,461
20,754	Genomic Health, Inc.*	570,320
13,496	Ironwood Pharmaceuticals, Inc.*	194,072
199,739	PDL BioPharma, Inc.	439,426
11,011	Retrophin, Inc.*	216,036
4,125	Xencor, Inc.*	98,299

		4,046,227

Building Products – 0.4%
4,529	Continental Building Products, Inc.*	105,299
4,522	Gibraltar Industries, Inc.*	198,516
3,873	Universal Forest Products, Inc.	393,923

		697,738

Capital Markets – 1.8%
13,879	Evercore Partners, Inc. Class A	1,074,929
34,195	Greenhill & Co., Inc.	1,010,462
4,836	Janus Capital Group, Inc.	60,450
10,789	KCG Holdings, Inc. Class A*	150,722
17,001	Piper Jaffray Cos.*	1,198,571

		3,495,134

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 2.7%
20,731	GCP Applied Technologies, Inc.*	$ 558,701
18,894	Innophos Holdings, Inc.	919,004
1,935	Innospec, Inc.	138,062
6,842	Koppers Holdings, Inc.*	276,759
15,229	Minerals Technologies, Inc.	1,220,604
7,381	Stepan Co.	576,530
25,922	The Chemours Co.	684,859
7,795	Trinseo SA	504,726
14,347	Tronox Ltd. Class A	179,625

		5,058,870

Commercial Services & Supplies – 2.5%
21,242	ACCO Brands Corp.*	270,836
28,025	Brady Corp. Class A	1,018,709
15,907	Essendant, Inc.	332,297
47,710	Kimball International, Inc. Class B	798,188
25,010	Knoll, Inc.	653,011
28,633	McGrath RentCorp	1,096,071
23,018	Quad Graphics, Inc.	602,842
1,422	Tetra Tech, Inc.	62,141

		4,834,095

Communications Equipment – 1.2%
52,619	Finisar Corp.*	1,555,944
4,448	InterDigital, Inc.	415,443
7,809	NetScout Systems, Inc.*	260,040

		2,231,427

Construction & Engineering – 1.8%
35,880	Aegion Corp.*	834,569
23,496	EMCOR Group, Inc.	1,637,436
8,708	MYR Group, Inc.*	334,997
19,331	Tutor Perini Corp.*	576,064

		3,383,066

Consumer Finance – 0.4%
21,854	Enova International, Inc.*	308,142
11,521	EZCORP, Inc. Class A*	114,058
5,742	Nelnet, Inc. Class A	281,530

		703,730

Containers & Packaging – 0.4%
13,343	Greif, Inc. Class A	768,290

Diversified Consumer Services – 1.7%
17,747	Bridgepoint Education, Inc.*	188,828
11,245	Capella Education Co.	961,447
3,600	DeVry Education Group, Inc.	120,600
27,800	Houghton Mifflin Harcourt Co.*	314,140
37,415	K12, Inc.*	745,681
57,427	Regis Corp.*	799,384

		3,130,080

Diversified Telecommunication Services* – 0.0%
2,867	Cincinnati Bell, Inc.	65,798

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 0.8%
33,050	Portland General Electric Co.	$ 1,441,311

Electrical Equipment – 0.5%
3,498	EnerSys	272,669
24,228	General Cable Corp.	491,828
26,942	LSI Industries, Inc.	256,488

		1,020,985

Electronic Equipment, Instruments & Components – 4.6%
2,120	Anixter International, Inc.*	181,260
59,912	AVX Corp.	970,574
40,294	Benchmark Electronics, Inc.*	1,232,996
15,045	II-VI, Inc.*	549,143
4,490	Itron, Inc.*	277,033
28,883	Kimball Electronics, Inc.*	493,899
2,895	Methode Electronics, Inc.	121,735
13,481	Rogers Corp.*	1,077,806
33,070	Sanmina Corp.*	1,288,077
81,645	TTM Technologies, Inc.*	1,210,795
83,698	Vishay Intertechnology, Inc.	1,389,387

		8,792,705

Energy Equipment & Services – 2.2%
35,273	Archrock, Inc.	514,986
12,629	Atwood Oceanics, Inc.(a)	153,569
4,211	Exterran Corp.*	130,625
12,176	Fairmount Santrol Holdings, Inc.*	152,444
20,059	Forum Energy Technologies, Inc.*	435,280
16,553	Helix Energy Solutions Group, Inc.*	140,369
126,225	McDermott International, Inc.*	1,022,422
16,994	Oil States International, Inc.*	671,263
54,459	Pioneer Energy Services Corp.*	343,092
62,219	Seadrill Ltd.*(a)	116,350
22,431	Unit Corp.*	583,206

		4,263,606

Equity Real Estate Investment Trusts (REITs) – 9.8%
3,176	American Assets Trust, Inc.	136,346
75,424	Ashford Hospitality Trust, Inc.	573,222
19,315	Chatham Lodging Trust	389,004
120,842	DiamondRock Hospitality Co.	1,361,889
4,040	Education Realty Trust, Inc.	162,448
20,351	FelCor Lodging Trust, Inc.	156,703
53,392	First Industrial Realty Trust, Inc.	1,380,183
43,348	First Potomac Realty Trust	443,884
15,647	Getty Realty Corp.	403,536
42,478	Hersha Hospitality Trust	849,135
47,555	Hudson Pacific Properties, Inc.	1,683,923
22,756	Independence Realty Trust, Inc.	210,038
13,623	InfraREIT, Inc.*	224,507
8,734	iStar, Inc.*	97,995
8,332	Kite Realty Group Trust	200,135

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
33,817	LaSalle Hotel Properties	$ 1,020,259
18,005	Lexington Realty Trust	193,014
46,070	Mack-Cali Realty Corp.	1,290,881
36,668	Medical Properties Trust, Inc.	467,517
50,077	New Senior Investment Group, Inc.	501,271
10,840	Pebblebrook Hotel Trust	324,224
15,899	Pennsylvania Real Estate Investment Trust	284,751
572	PS Business Parks, Inc.	64,087
14,192	Rexford Industrial Realty, Inc.	322,300
63,556	RLJ Lodging Trust	1,475,135
21,108	Silver Bay Realty Trust Corp.	355,670
76,395	Summit Hotel Properties, Inc.	1,209,333
105,634	Sunstone Hotel Investors, Inc.	1,554,933
10,673	Tier REIT, Inc.	194,355
62,214	Xenia Hotels & Resorts, Inc.	1,141,627

		18,672,305

Food & Staples Retailing – 0.0%
2,059	SpartanNash Co.	77,954

Food Products – 0.6%
12,281	Fresh Del Monte Produce, Inc.	703,087
3,738	John B. Sanfilippo & Son, Inc.	245,923
671	Lancaster Colony Corp.	87,935

		1,036,945

Gas Utilities – 1.7%
24,505	ONE Gas, Inc.	1,583,513
20,159	Southwest Gas Holdings, Inc.	1,624,211

		3,207,724

Health Care Equipment & Supplies* – 0.8%
45,073	AngioDynamics, Inc.	725,450
7,112	Halyard Health, Inc.	273,598
8,248	Masimo Corp.	606,888

		1,605,936

Health Care Providers & Services – 1.6%
62,039	Community Health Systems, Inc.*	397,049
6,202	Magellan Health, Inc.*	464,840
7,126	Molina Healthcare, Inc.*	404,187
36,665	Owens & Minor, Inc.	1,315,540
18,579	Triple-S Management Corp. Class B*	355,045

		2,936,661

Hotels, Restaurants & Leisure – 2.0%
40,113	Belmond Ltd. Class A*	555,565
30,836	International Speedway Corp. Class A	1,130,139
37,142	La Quinta Holdings, Inc.*	524,816
10,326	Marriott Vacations Worldwide Corp.	892,993
50,923	Penn National Gaming, Inc.*	701,719

		3,805,232

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 0.4%
6,605	CSS Industries, Inc.	$ 162,615
4,673	M/I Homes, Inc.*	117,479
6,410	MDC Holdings, Inc.	173,327
5,683	TopBuild Corp.*	210,896

		664,317

Household Products* – 0.4%
27,268	Central Garden & Pet Co. Class A	839,309

Independent Power and Renewable Electricity Producers – 1.2%
28,541	Atlantica Yield PLC	610,777
28,699	NRG Yield, Inc. Class C	486,448
22,180	Ormat Technologies, Inc.	1,191,066

		2,288,291

Insurance – 3.7%
60,646	American Equity Investment Life Holding Co.	1,431,246
19,814	Argo Group International Holdings Ltd.	1,267,105
50,575	CNO Financial Group, Inc.	956,373
9,937	FBL Financial Group, Inc. Class A	693,603
7,089	Fidelity & Guaranty Life	169,781
126,047	Genworth Financial, Inc. Class A*	423,518
16,660	Heritage Insurance Holdings, Inc.	236,239
65,691	Maiden Holdings Ltd.	1,166,015
14,519	Stewart Information Services Corp.	634,190

		6,978,070

Internet & Direct Marketing Retail* – 0.8%
31,940	FTD Cos., Inc.	733,981
10,943	Liberty TripAdvisor Holdings, Inc. Class A	196,427
12,625	Shutterfly, Inc.	648,041

		1,578,449

Internet Software & Services – 0.4%
38,240	Bankrate, Inc.*	416,816
45,564	EarthLink Holdings Corp.	292,065
2,391	NIC, Inc.	57,623

		766,504

IT Services – 1.2%
45,909	Convergys Corp.	1,139,461
24,574	EVERTEC, Inc.	418,987
1,540	Science Applications International Corp.	125,387
47,243	Travelport Worldwide Ltd.	678,409

		2,362,244

Leisure Products – 0.6%
93,470	Callaway Golf Co.	1,059,015

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 2.3%
3,751	Alamo Group, Inc.	$ 283,688
2,663	American Railcar Industries, Inc.(a)	118,610
16,297	Astec Industries, Inc.	1,140,464
14,162	Chart Industries, Inc.*	549,344
5,379	Harsco Corp.	71,810
6,529	Kennametal, Inc.	233,346
17,050	Meritor, Inc.*	246,032
8,432	Miller Industries, Inc.	223,448
3,776	Navistar International Corp.*	102,972
8,686	The Greenbrier Cos., Inc.	380,012
55,043	Wabash National Corp.	971,509
1,008	Watts Water Technologies, Inc. Class A	66,528

		4,387,763

Media – 0.1%
17,388	New Media Investment Group, Inc.	264,993

Metals & Mining – 2.0%
29,516	AK Steel Holding Corp.*	238,489
14,790	Carpenter Technology Corp.	591,896
16,707	Materion Corp.	656,585
5,667	Ryerson Holding Corp.*	60,070
34,209	Schnitzer Steel Industries, Inc. Class A	809,043
73,299	SunCoke Energy, Inc.*	646,497
16,844	Worthington Industries, Inc.	804,975

		3,807,555

Mortgage Real Estate Investment Trusts (REITs) – 2.6%
158,457	Anworth Mortgage Asset Corp.	812,884
10,562	Apollo Commercial Real Estate Finance, Inc.	183,884
87,185	Invesco Mortgage Capital, Inc.(b)	1,270,286
66,514	MTGE Investment Corp.	1,057,573
88,277	New Residential Investment Corp.	1,337,397
33,404	Western Asset Mortgage Capital Corp.	337,046

		4,999,070

Oil, Gas & Consumable Fuels – 2.9%
8,490	Callon Petroleum Co.*	129,727
2,858	Carrizo Oil & Gas, Inc.*	101,059
17,296	Contango Oil & Gas Co.*	140,098
17,834	Delek US Holdings, Inc.	399,482
182,904	Denbury Resources, Inc.*	612,728
53,867	EP Energy Corp. Class A*(a)	282,263
11,352	GasLog Ltd.(a)	189,578
3,186	Golar LNG Ltd.	82,390
11,955	Green Plains, Inc.	268,987
67,228	Oasis Petroleum, Inc.*	950,604
7,789	PDC Energy, Inc.*	575,919
27,824	RSP Permian, Inc.*	1,184,189
13,503	Sanchez Energy Corp.*(a)	179,050
82,020	Scorpio Tankers, Inc.	314,137

		5,410,211

Shares	Description	Value
Common Stocks – (continued)
Paper & Forest Products – 0.5%
23,033	KapStone Paper & Packaging Corp.	$ 552,331
10,348	Schweitzer-Mauduit International, Inc.	458,727

		1,011,058

Pharmaceuticals* – 0.0%
5,089	Horizon Pharma PLC	83,307

Professional Services – 1.7%
16,320	FTI Consulting, Inc.*	687,725
15,396	Huron Consulting Group, Inc.*	697,439
3,323	ICF International, Inc.*	172,796
8,118	Insperity, Inc.	580,437
25,019	Navigant Consulting, Inc.*	617,969
22,711	RPX Corp.*	246,642
8,237	TrueBlue, Inc.*	203,866
936	WageWorks, Inc.*	67,532

		3,274,406

Real Estate Management & Development – 0.4%
3,947	Alexander & Baldwin, Inc.	175,720
29,419	Kennedy-Wilson Holdings, Inc.	601,619

		777,339

Road & Rail – 0.2%
13,592	Marten Transport Ltd.	310,577

Semiconductors & Semiconductor Equipment – 2.4%
9,269	Advanced Energy Industries, Inc.*	545,388
37,555	Advanced Micro Devices, Inc.*	389,445
57,913	Amkor Technology, Inc.*	544,961
4,664	Cabot Microelectronics Corp.	314,867
5,994	Cirrus Logic, Inc.*	361,558
60,292	Entegris, Inc.*	1,130,475
4,670	MKS Instruments, Inc.	307,753
80,032	Photronics, Inc.*	920,368

		4,514,815

Software – 0.5%
594	MicroStrategy, Inc. Class A*	119,572
29,165	Progress Software Corp.	817,203
2,515	QAD, Inc. Class A	72,684

		1,009,459

Specialty Retail – 3.2%
42,959	Aaron’s, Inc.	1,329,151
23,520	American Eagle Outfitters, Inc.	355,387
16,840	Ascena Retail Group, Inc.*	81,000
6,050	Caleres, Inc.	186,038
59,803	Chico’s FAS, Inc.	806,743
7,866	Group 1 Automotive, Inc.	635,494
40,692	Pier 1 Imports, Inc.	295,831
43,728	Rent-A-Center, Inc.	391,803
13,683	Select Comfort Corp.*	276,123
23,190	The Cato Corp. Class A	588,794
61,141	The Finish Line, Inc. Class A	1,051,625

		5,997,989

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals* – 0.0%
2,396	Super Micro Computer, Inc.	$ 63,374

Textiles, Apparel & Luxury Goods – 0.6%
1,505	Deckers Outdoor Corp.*	86,688
32,615	Fossil Group, Inc.*	833,966
10,615	Wolverine World Wide, Inc.	249,346

		1,170,000

Thrifts & Mortgage Finance – 4.3%
62,364	Beneficial Bancorp, Inc.	1,113,197
45,479	Capitol Federal Financial, Inc.	702,651
46,677	Dime Community Bancshares, Inc.	998,888
28,261	HomeStreet, Inc.*	740,438
53,639	Meridian Bancorp, Inc.	1,011,095
1,258	Meta Financial Group, Inc.	110,515
47,686	Oritani Financial Corp.	827,352
32,267	Radian Group, Inc.	593,713
8,498	TrustCo Bank Corp. NY	71,383
45,317	Washington Federal, Inc.	1,488,664
11,871	WSFS Financial Corp.	537,756

		8,195,652

Tobacco – 0.5%
12,777	Universal Corp.	868,836

Trading Companies & Distributors – 2.4%
33,004	Aircastle Ltd.	735,989
15,645	Applied Industrial Technologies, Inc.	945,740
3,737	GATX Corp.(a)	216,074
15,555	H&E Equipment Services, Inc.	402,252
53,522	MRC Global, Inc.*	1,099,877
15,991	NOW, Inc.*	339,969
24,576	Rush Enterprises, Inc. Class A*	804,864

		4,544,765

Wireless Telecommunication Services – 0.2%
13,936	Spok Holdings, Inc.	286,385

TOTAL COMMON STOCKS (Cost $160,049,337)		$184,398,649

Shares	Distribution Rate	Value
Investment Company(c)(d) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,078,849	0.470%	$ 3,078,849
(Cost $3,078,849)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $163,128,186)		$187,477,498

Securities Lending Reinvestment Vehicle(c)(d) – 0.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,399,775	0.470%	$ 1,399,775
(Cost $1,399,775)

TOTAL INVESTMENTS – 99.4% (Cost $164,527,961)		$188,877,273

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,051,874

NET ASSETS – 100.0%		$189,929,147

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an Affiliated fund.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	54	March 2017	$3,670,650	$(36,242)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$164,966,754

Gross unrealized gain	29,790,344

Gross unrealized loss	(5,879,825)

Net unrealized security gain	$23,910,519

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Aerospace & Defense – 2.9%
28,663	Northrop Grumman Corp.	$ 6,566,120
24,876	Spirit AeroSystems Holdings, Inc. Class A	1,493,804
1,426	The Boeing Co.	233,037
71,083	United Technologies Corp.	7,795,672

		16,088,633

Airlines – 2.3%
119,169	Delta Air Lines, Inc.	5,629,544
82,445	JetBlue Airways Corp.*	1,616,746
75,174	United Continental Holdings, Inc.*	5,297,512

		12,543,802

Auto Components – 0.9%
35,174	Lear Corp.	4,997,874

Automobiles – 0.1%
23,015	General Motors Co.	842,579

Banks – 2.6%
42,599	Bank of America Corp.	964,441
7,556	Citigroup, Inc.	421,851
166,321	Citizens Financial Group, Inc.	6,015,831
10,442	East West Bancorp, Inc.	537,136
37,384	JPMorgan Chase & Co.	3,163,808
30,057	SunTrust Banks, Inc.	1,707,839
26,651	Wells Fargo & Co.	1,501,251

		14,312,157

Biotechnology – 4.8%
52,030	AbbVie, Inc.	3,179,553
8,001	Alexion Pharmaceuticals, Inc.*	1,045,571
53,000	Amgen, Inc.	8,304,040
16,569	Biogen, Inc.*	4,593,590
70,142	Celgene Corp.*	8,146,993
10,191	Vertex Pharmaceuticals, Inc.*	875,101

		26,144,848

Capital Markets – 4.2%
14,595	Ameriprise Financial, Inc.	1,638,581
5,726	E*TRADE Financial Corp.*	214,439
52,725	Morgan Stanley	2,240,285
67,343	Northern Trust Corp.	5,586,775
18,362	S&P Global, Inc.	2,206,745
78,364	State Street Corp.	5,971,337
111,717	The Bank of New York Mellon Corp.	4,997,101

		22,855,263

Chemicals – 1.1%
17,220	Air Products & Chemicals, Inc.	2,406,667
35,527	Celanese Corp. Series A	2,998,479
31,534	Huntsman Corp.	642,978

		6,048,124

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 0.7%
65,735	CommScope Holding Co., Inc.*	$ 2,486,098
10,876	Harris Corp.	1,117,074

		3,603,172

Consumer Finance – 2.3%
278,946	Ally Financial, Inc.	5,891,340
74,416	Capital One Financial Corp.	6,503,214

		12,394,554

Containers & Packaging – 0.8%
26,747	Crown Holdings, Inc.*	1,448,885
41,299	Graphic Packaging Holding Co.	516,650
66,617	Owens-Illinois, Inc.*	1,259,061
19,385	WestRock Co.	1,034,384

		4,258,980

Distributors – 0.1%
6,109	Pool Corp.	644,866

Diversified Financial Services* – 0.6%
18,947	Berkshire Hathaway, Inc. Class B	3,109,961

Diversified Telecommunication Services – 3.2%
304,399	AT&T, Inc.	12,833,462
8,198	Level 3 Communications, Inc.*	487,453
89,021	Verizon Communications, Inc.	4,362,919

		17,683,834

Electric Utilities – 1.1%
193,263	Great Plains Energy, Inc.	5,324,396
22,693	PPL Corp.	790,624

		6,115,020

Electrical Equipment – 1.1%
90,677	AMETEK, Inc.	4,633,595
17,593	Eaton Corp. PLC	1,245,232

		5,878,827

Electronic Equipment, Instruments & Components* – 0.5%
143,535	Flex Ltd.	2,249,194
8,352	Trimble, Inc.	247,386

		2,496,580

Energy Equipment & Services – 2.0%
99,047	Baker Hughes, Inc.	6,247,885
21,599	Oceaneering International, Inc.	601,532
19,216	Schlumberger Ltd.	1,608,571
70,104	TechnipFMC PLC*	2,356,897

		10,814,885

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.4%
9,552	American Homes 4 Rent Class A	$ 212,819
64,315	American Tower Corp.	6,656,602
23,495	HCP, Inc.	712,368
61,260	Host Hotels & Resorts, Inc.	1,106,968
38,550	Prologis, Inc.	1,883,168
20,961	SL Green Realty Corp.	2,284,120
29,860	VEREIT, Inc.	254,706

		13,110,751

Food & Staples Retailing – 4.1%
98,183	CVS Health Corp.	7,737,802
117,572	Sysco Corp.	6,167,827
117,732	Wal-Mart Stores, Inc.	7,857,434
10,644	Walgreens Boots Alliance, Inc.	872,169

		22,635,232

Food Products – 2.5%
57,634	Archer-Daniels-Midland Co.	2,550,881
152,272	Conagra Brands, Inc.	5,952,313
16,452	The Kraft Heinz Co.	1,468,999
62,722	Tyson Foods, Inc. Class A	3,938,314

		13,910,507

Health Care Equipment & Supplies – 2.3%
43,303	Baxter International, Inc.	2,074,647
86,159	Danaher Corp.	7,230,463
59,742	Hologic, Inc.*	2,421,343
3,550	The Cooper Cos., Inc.	655,366

		12,381,819

Health Care Providers & Services – 5.3%
53,796	Aetna, Inc.	6,380,744
24,730	Cigna Corp.	3,616,021
97,354	Express Scripts Holding Co.*	6,705,743
27,245	Humana, Inc.	5,408,132
12,258	McKesson Corp.	1,705,701
34,743	WellCare Health Plans, Inc.*	5,056,496

		28,872,837

Hotels, Restaurants & Leisure – 1.5%
61,014	Carnival Corp.	3,378,955
43,981	Hilton Worldwide Holdings, Inc.	2,532,426
93,375	International Game Technology PLC	2,466,034

		8,377,415

Household Durables – 0.7%
23,755	D.R. Horton, Inc.	710,512
14,716	Mohawk Industries, Inc.*	3,176,301

		3,886,813

Household Products – 3.2%
105,221	Colgate-Palmolive Co.	6,795,172

Shares	Description	Value
Common Stocks – (continued)
Household Products – (continued)
55,311	Kimberly-Clark Corp.	$ 6,699,821
8,117	Spectrum Brands Holdings, Inc.	1,082,727
33,533	The Procter & Gamble Co.	2,937,491

		17,515,211

Independent Power and Renewable Electricity Producers – 0.4%
197,761	AES Corp.	2,262,386

Industrial Conglomerates – 0.9%
165,223	General Electric Co.	4,907,123

Insurance – 2.3%
7,220	Arch Capital Group Ltd.*	637,887
94,747	Marsh & McLennan Cos., Inc.	6,444,691
44,127	Reinsurance Group of America, Inc.	5,536,615

		12,619,193

Internet & Direct Marketing Retail – 2.3%
10,455	Amazon.com, Inc.*	8,609,483
4,362	Expedia, Inc.	530,376
9,836	Netflix, Inc.*	1,384,024
1,464	The Priceline Group, Inc.*	2,305,990

		12,829,873

Internet Software & Services* – 4.6%
8,422	Alphabet, Inc. Class A	6,907,640
8,445	Alphabet, Inc. Class C	6,728,892
28,543	eBay, Inc.	908,524
63,979	Facebook, Inc. Class A	8,337,743
15,779	VeriSign, Inc.	1,265,634
21,561	Yahoo!, Inc.	950,193

		25,098,626

IT Services – 2.1%
4,304	Accenture PLC Class A	490,097
5,246	Gartner, Inc.*	521,243
60,864	MasterCard, Inc. Class A	6,471,669
206,074	The Western Union Co.	4,034,929
4,027	Vantiv, Inc. Class A*	250,640

		11,768,578

Life Sciences Tools & Services – 1.3%
16,586	Agilent Technologies, Inc.	812,216
4,761	Mettler-Toledo International, Inc.*	2,031,185
28,804	Thermo Fisher Scientific, Inc.	4,389,442

		7,232,843

Machinery – 0.4%
7,106	Ingersoll-Rand PLC	563,861
9,369	Parker-Hannifin Corp.	1,378,461

		1,942,322

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 2.9%
154,745	Liberty Global PLC Series C*	$ 5,436,192
95,149	The Interpublic Group of Cos., Inc.	2,238,856
14,957	Time Warner, Inc.	1,448,585
217,136	Twenty-First Century Fox, Inc. Class A	6,813,728

		15,937,361

Metals & Mining – 0.9%
35,658	Reliance Steel & Aluminum Co.	2,840,160
57,256	Steel Dynamics, Inc.	1,935,825

		4,775,985

Mortgage Real Estate Investment Trusts (REITs) – 0.7%
195,007	AGNC Investment Corp.	3,640,781

Multi-Utilities – 1.5%
223,460	CenterPoint Energy, Inc.	5,856,887
116,987	NiSource, Inc.	2,616,999

		8,473,886

Multiline Retail* – 0.4%
26,690	Dollar Tree, Inc.	2,060,201

Oil, Gas & Consumable Fuels – 4.2%
27,007	Chevron Corp.	3,007,229
16,470	Cimarex Energy Co.	2,226,909
15,144	Energen Corp.*	816,110
34,108	EOG Resources, Inc.	3,464,691
50,981	Exxon Mobil Corp.	4,276,796
32,590	Kinder Morgan, Inc.	728,061
42,125	Newfield Exploration Co.*	1,688,370
17,642	Noble Energy, Inc.	701,446
12,968	Phillips 66	1,058,448
19,497	Pioneer Natural Resources Co.	3,513,944
19,865	Valero Energy Corp.	1,306,322

		22,788,326

Pharmaceuticals – 3.1%
18,279	Allergan PLC*	4,001,091
24,631	Bristol-Myers Squibb Co.	1,210,860
41,393	Johnson & Johnson	4,687,757
115,592	Merck & Co., Inc.	7,165,548

		17,065,256

Professional Services – 0.7%
19,231	ManpowerGroup, Inc.	1,835,791
44,603	Nielsen Holdings PLC	1,824,709

		3,660,500

Road & Rail – 1.5%
7,914	Norfolk Southern Corp.	929,578
68,324	Union Pacific Corp.	7,281,972

		8,211,550

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.6%
191,618	Applied Materials, Inc.	$ 6,562,916
3,614	KLA-Tencor Corp.	307,588
119,240	Maxim Integrated Products, Inc.	5,303,795
4,942	QUALCOMM, Inc.	264,051
97,926	Texas Instruments, Inc.	7,397,330

		19,835,680

Software – 4.6%
62,289	Activision Blizzard, Inc.	2,504,641
60,301	Adobe Systems, Inc.*	6,836,927
13,149	CDK Global, Inc.	822,470
63,101	Citrix Systems, Inc.*	5,754,180
130,130	Microsoft Corp.	8,412,905
48,094	Nuance Communications, Inc.*	762,771

		25,093,894

Specialty Retail – 0.8%
477	AutoZone, Inc.*	345,815
47,899	Best Buy Co., Inc.	2,132,464
6,749	O’Reilly Automotive, Inc.*	1,770,060

		4,248,339

Technology Hardware, Storage & Peripherals – 3.6%
104,286	Apple, Inc.(a)	12,655,106
118,657	Hewlett Packard Enterprise Co.	2,691,141
272,818	HP, Inc.	4,105,911

		19,452,158

Textiles, Apparel & Luxury Goods – 0.6%
45,567	NIKE, Inc. Class B	2,410,494
12,349	PVH Corp.	1,158,460

		3,568,954

Tobacco – 0.6%
27,212	Altria Group, Inc.	1,936,950
13,690	Philip Morris International, Inc.	1,316,020

		3,252,970

Trading Companies & Distributors* – 0.2%
22,346	AerCap Holdings NV	989,257

TOTAL COMMON STOCKS (Cost $489,535,577)		$533,240,586

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,088,756	0.470%	$ 5,088,756
(Cost $5,088,756)

TOTAL INVESTMENTS – 98.4% (Cost $494,624,333)		$538,329,342

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		8,814,533

NET ASSETS – 100.0%		$547,143,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(c)	Represents an Affiliated fund.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	82	March 2017	$9,325,450	$97,889

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$497,004,863

Gross unrealized gain	49,539,085
Gross unrealized loss	(8,214,606)

Net unrealized security gain	$41,324,479

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. These investments are classified as Level 2 of the fair value hierarchy.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements collateralized by common stocks which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2017 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$13,479,599	$—	$—
North America	1,024,089,536	—	—
Investment Company	18,743,967	—	—
Total	$1,056,313,102	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$96,156	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$6,832,801	$—	$—
North America	437,194,199	—	—
Investment Company	5,945,080	—	—
Securities Lending Reinvestment Vehicle	338,800	—	—
Total	$450,310,880	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$83,066	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,128,543	$—	$—
North America	254,864,640	—	—
Investment Company	5,175,564	—	—
Securities Lending Reinvestment Vehicle	1,737,959	—	—
Total	$264,906,706	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(40,431)	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$473,415	$—	$—
Europe	4,439,297	—	—
North America	283,640,040	—	45,262
Investment Company	13,570,050	—	—
Securities Lending Reinvestment Vehicle	3,916,068	—	—
Total	$306,038,870	$—	$45,262

Derivative Type
Liabilities(b)
Futures Contracts	$(137,060)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,464,816	$—	$—
North America	181,933,833	—	—
Investment Company	3,078,849	—	—
Securities Lending Reinvestment Vehicle	1,399,775	—	—
Total	$188,877,273	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(36,242)	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,272,443	$—	$—
North America	523,968,143	—	—
Investment Company	5,088,756	—	—
Total	$538,329,342	$—	$—

Derivative Type
Assets(b)
Futures Contracts	$97,889	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
China – 32.0%
14,640	Alibaba Group Holding Ltd. ADR (Software & Services)*	$ 1,483,179
1,026,000	Angang Steel Co. Ltd. Class H (Materials)*	785,495
246,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	792,585
162,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	515,622
348,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)	490,242
2,997	China Biologic Products, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	341,478
259,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	311,730
726,000	China Merchants Bank Co. Ltd. Class H (Banks)	1,818,168
148,000	China Overseas Land & Investment Ltd. (Real Estate)	434,595
738,000	China Petroleum & Chemical Corp. Class H (Energy)	582,966
322,000	China Resources Land Ltd. (Real Estate)	796,484
23,431	Ctrip.com International Ltd. ADR (Retailing)*	1,012,454
63,000	Green Seal Holding Ltd. (Materials)	309,262
2,085,000	Hilong Holding Ltd. (Energy)	515,628
1,194,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	730,382
296,000	Minth Group Ltd. (Automobiles & Components)	957,266
19,235	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	914,624
291,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	1,492,766
111,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	684,692
36,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	558,310
128,600	Tencent Holdings Ltd. (Software & Services)	3,362,296
60,528	Vipshop Holdings Ltd. ADR (Retailing)*	685,177

		19,575,401

Hong Kong – 11.7%
361,836	AIA Group Ltd. (Insurance)	2,240,254
52,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	638,309
423,000	Galaxy Entertainment Group Ltd. (Consumer Services)	2,009,204
53,066	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,283,500

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
66,000	IMAX China Holding, Inc. (Media)*(a)(b)	$ 305,832
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
911,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	715,024

		7,192,123

India – 12.0%
2,657	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	171,890
6,654	AIA Engineering Ltd. (Capital Goods)	132,830
14,377	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	144,477
9,194	Bajaj Finance Ltd. (Diversified Financials)	140,673
3,953	Bayer CropScience Ltd. (Materials)	238,745
22,241	Bharat Financial Inclusion Ltd. (Diversified Financials)*	242,195
25,929	Castrol India Ltd. (Materials)	155,044
12,798	Credit Analysis & Research Ltd. (Diversified Financials)	262,941
160,296	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)*	452,099
30,629	Dewan Housing Finance Corp. Ltd. (Banks)	129,082
881	Eicher Motors Ltd. (Capital Goods)	299,577
2,271	Gillette India Ltd. (Household & Personal Products)	141,076
4,131	Goodyear India Ltd. (Automobiles & Components)	42,832
210,585	Hindustan Zinc Ltd. (Materials)	927,417
234,633	Idea Cellular Ltd. (Telecommunication Services)	381,168
8,188	Info Edge India Ltd. (Software & Services)	99,665
23,142	Laurus Labs Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	161,938
113,628	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	447,868
6,190	Maruti Suzuki India Ltd. (Automobiles & Components)	538,661
449	MRF Ltd. (Automobiles & Components)	342,419
18,614	Multi Commodity Exchange of India Ltd. (Diversified Financials)	322,857
94,091	Muthoot Finance Ltd. (Diversified Financials)	425,649
6,927	Navin Fluorine International Ltd. (Materials)	272,059

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
37,513	Prestige Estates Projects Ltd. (Real Estate)	$ 91,661
1,455	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	149,137
10,328	Sheela Foam Ltd. (Materials)*	148,226
18,549	TeamLease Services Ltd. (Commercial & Professional Services)*	245,257
9,471	Thermax Ltd. (Capital Goods)	112,687
23,647	VRL Logistics Ltd. (Transportation)	100,367

		7,320,497

Indonesia – 2.6%
1,297,600	Indofood CBP Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	816,470
896,000	Surya Citra Media Tbk. PT (Media)	189,379
2,090,200	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	605,917

		1,611,766

Italy – 0.5%
74,000	PRADA SpA (Consumer Durables & Apparel)	306,609

Malaysia – 1.3%
245,000	Bursa Malaysia Bhd. (Diversified Financials)	491,714
276,000	Gamuda Bhd. (Capital Goods)	299,835

		791,549

Philippines – 1.4%
110,360	Jollibee Foods Corp. (Consumer Services)	455,872
721,100	Megawide Construction Corp. (Consumer Durables & Apparel)*	216,772
112,870	Pilipinas Shell Petroleum Corp. (Energy)*	178,497

		851,141

Singapore – 2.0%
90,710	DBS Group Holdings Ltd. (Banks)	1,226,397

South Korea – 20.6%
439	Amorepacific Corp. (Household & Personal Products)*	119,820
60,117	Doosan Infracore Co. Ltd. (Capital Goods)*	446,513
828	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	148,731
2,350	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	612,470
1,282	Hyundai Mobis Co. Ltd. (Automobiles & Components)*	266,702
5,479	Korea Kolmar Co. Ltd. (Household & Personal Products)*	326,350
767	Korea Zinc Co. Ltd. (Materials)*	324,368

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
23,386	Korean Air Lines Co. Ltd. (Transportation)*	$ 531,552
1,548	LG Chem Ltd. (Materials)	349,068
3,596	LG Innotek Co. Ltd. (Technology Hardware & Equipment)	307,038
47,020	LG International Corp. (Capital Goods)	1,308,401
677	NAVER Corp. (Software & Services)	442,226
2,806	NCSoft Corp. (Software & Services)	734,645
1,723	NongShim Co. Ltd. (Food, Beverage & Tobacco)	471,486
5,409	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	267,629
1,533	POSCO (Materials)	358,301
6,299	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	307,627
2,337	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3,974,714
2,221	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	514,571
14,992	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	692,389
6,205	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)*	120,461

		12,625,062

Taiwan – 8.4%
123,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	178,238
12,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	427,964
150,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	243,788
3,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	429,109
33,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	309,795
62,787	PChome Online, Inc. (Software & Services)	519,704
29,775	Poya International Co. Ltd. (Retailing)	363,330
44,314	Superalloy Industrial Co. Ltd. (Automobiles & Components)	251,216
401,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,391,517

		5,114,661

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thailand – 4.5%
113,800	Airports of Thailand PCL (Transportation)	$ 1,340,195
581,600	Beauty Community PCL (Retailing)	183,384
119,600	Bumrungrad Hospital PCL (Health Care Equipment & Services)	607,767
1,007,000	Thai Beverage PCL (Food, Beverage & Tobacco)	617,572

		2,748,918

United States – 0.3%
3,176	Cognizant Technology Solutions Corp. Class A (Software & Services)*	167,026

Vietnam – 1.1%
117,490	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	670,229

TOTAL COMMON STOCKS (Cost $60,602,602)		$ 60,201,379

Units	Description	Expiration Month	Value
Participation Notes* – 1.4%
China – 1.4%
26,398	Hangzhou Robam Appliances Co. Ltd. (Consumer Durables & Apparel)	10/17	$ 150,671
7,600	Hangzhou Robam Appliances Co. Ltd. (Consumer Durables & Apparel)	03/18	43,379
98,300	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	03/17	688,123

TOTAL PARTICIPATION NOTES (Cost $876,445)			$ 882,173

Right* – 0.0%
South Korea – 0.0%
5,567	Korean Air Lines Co. Ltd. (Transportation)	03/17	$ 26,893
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(c)(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5	0.477%	$ 5
(Cost $5)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $61,479,052)		$ 61,110,450

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
161,370	0.477%	$ 161,370
(Cost $161,370)

TOTAL INVESTMENTS – 100.1% (Cost $61,640,422)		$ 61,271,820

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(62,636)

NET ASSETS – 100.0%		$ 61,209,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $467,770, which represents approximately 0.8% of net assets as of January 31, 2017.

(b)	All or a portion of security is on loan.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$61,871,015

Gross unrealized gain	5,933,910
Gross unrealized loss	(6,533,105)

Net unrealized security loss	$(599,195)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 89.2%
Argentina – 1.7%
310,103	Grupo Supervielle SA ADR (Banks)*	$ 4,567,817
28,531	MercadoLibre, Inc. (Software & Services)	5,289,362

		9,857,179

Austria – 0.5%
43,958	DO & CO AG (Consumer Services)(a)	2,752,254

Brazil – 4.2%
606,741	BB Seguridade Participacoes SA (Insurance)	5,372,343
631,355	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	3,704,438
286,000	CVC Brasil Operadora e Agencia de Viagens SA (Consumer Services)	2,360,046
364,753	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	2,113,392
249,900	Fleury SA (Health Care Equipment & Services)	3,012,903
1,222,900	FPC Par Corretora de Seguros SA (Insurance)	5,472,022
801,609	Odontoprev SA (Health Care Equipment & Services)	2,851,844

		24,886,988

Chile – 0.4%
33,161	Banco de Chile ADR (Banks)(a)	2,364,711

China – 13.5%
45,551	58.com, Inc. ADR (Software & Services)*(a)	1,329,178
90,725	Alibaba Group Holding Ltd. ADR (Software & Services)*	9,191,350
34,629	Baidu, Inc. ADR (Software & Services)*	6,062,499
139,409	Ctrip.com International Ltd. ADR (Retailing)*	6,023,863
77,456	JD.com, Inc. ADR (Retailing)*	2,199,750
910,000	Minth Group Ltd. (Automobiles & Components)	2,942,947
153,188	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	7,284,089
2,936,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	15,063,595
127,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	1,936,843
1,042,700	Tencent Holdings Ltd. (Software & Services)	27,261,792

		79,295,906

Colombia – 0.4%
85,329	Banco de Bogota SA (Banks)	1,746,404
100,000	Grupo Aval Acciones y Valores SA ADR (Banks)(a)	832,000

		2,578,404

Shares	Description	Value
Common Stocks – (continued)
Czech Republic – 1.0%
1,718,826	Moneta Money Bank A/S (Banks)*(b)	$ 5,682,855

Egypt – 0.3%
298,812	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	1,187,778
277,985	Integrated Diagnostics Holdings plc (Health Care Equipment & Services)(b)	713,031

		1,900,809

Georgia – 0.9%
44,784	BGEO Group plc (Banks)	1,667,331
205,317	TBC Bank Group plc (Banks)*(a)	3,853,669

		5,521,000

Germany – 1.3%
243,315	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,477,318
52,935	Stabilus SA (Capital Goods)*	3,200,027

		7,677,345

Greece – 0.8%
466,034	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)*	2,245,421
214,686	Sarantis SA (Household & Personal Products)	2,389,379

		4,634,800

Hong Kong – 6.0%
2,158,400	AIA Group Ltd. (Insurance)	13,363,416
1,614,000	Galaxy Entertainment Group Ltd. (Consumer Services)	7,666,324
512,195	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	12,388,390
426,500	IMAX China Holding, Inc. (Media)*(a)(b)	1,976,327

		35,394,457

India – 14.5%
25,285	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,635,771
144,838	AIA Engineering Ltd. (Capital Goods)	2,891,316
982,857	Ashiana Housing Ltd. (Real Estate)	2,101,492
275,626	Aurobindo Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,769,822
127,910	Bajaj Finance Ltd. (Diversified Financials)	1,957,084
44,573	Bayer CropScience Ltd. (Materials)	2,692,033
215,065	Bharat Financial Inclusion Ltd. (Diversified Financials)*	2,341,965
240,693	Castrol India Ltd. (Materials)	1,439,243
100,826	Credit Analysis & Research Ltd. (Diversified Financials)	2,071,516

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
1,794,055	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)*	$ 5,059,952
532,799	Dewan Housing Finance Corp. Ltd. (Banks)	2,245,422
8,049	Eicher Motors Ltd. (Capital Goods)	2,737,001
40,098	Gillette India Ltd. (Household & Personal Products)	2,490,909
30,813	Goodyear India Ltd. (Automobiles & Components)	319,484
2,008,750	Hindustan Zinc Ltd. (Materials)	8,846,543
2,349,989	Idea Cellular Ltd. (Telecommunication Services)	3,817,626
249,132	Info Edge India Ltd. (Software & Services)	3,032,453
216,442	Laurus Labs Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	1,514,568
1,068,028	Mahindra & Mahindra Financial Services Ltd. (Diversified Financials)	4,209,661
59,813	Maruti Suzuki India Ltd. (Automobiles & Components)	5,204,997
106,621	MPS Ltd. (Media)	1,044,369
3,476	MRF Ltd. (Automobiles & Components)	2,650,888
173,274	Multi Commodity Exchange of India Ltd. (Diversified Financials)	3,005,408
1,306,629	Muthoot Finance Ltd. (Diversified Financials)	5,910,934
50,754	Navin Fluorine International Ltd. (Materials)	1,993,370
684,355	Prestige Estates Projects Ltd. (Real Estate)	1,672,185
18,315	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	1,877,284
97,586	Sheela Foam Ltd. (Materials)*	1,400,538
199,436	TeamLease Services Ltd. (Commercial & Professional Services)*	2,636,963
165,445	Thermax Ltd. (Capital Goods)	1,968,481
323,501	VRL Logistics Ltd. (Transportation)	1,373,057

		84,912,335

Indonesia – 2.1%
7,341,200	Bank Central Asia Tbk. PT (Banks)	8,414,165
3,082,200	Indofood CBP Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	1,939,367
19,413,000	Summarecon Agung Tbk. PT (Real Estate)	1,906,188

		12,259,720

Malaysia – 1.3%
4,359,000	7-Eleven Malaysia Holdings Bhd. (Food & Staples Retailing)	1,485,967

Shares	Description	Value
Common Stocks – (continued)
Malaysia – (continued)
3,107,000	Bursa Malaysia Bhd. (Diversified Financials)	$ 6,235,744

		7,721,711

Mexico – 2.8%
1,242,585	Alsea SAB de CV (Consumer Services)	3,592,464
3,783,210	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	5,168,612
1,336,220	Gentera SAB de CV (Diversified Financials)	1,951,131
2,348,468	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	5,568,933

		16,281,140

Peru – 2.2%
2,416,795	BBVA Banco Continental SA (Banks)	3,103,191
43,817	Credicorp Ltd. (Banks)	7,171,967
85,497	Intercorp Financial Services, Inc. (Banks)	2,735,904

		13,011,062

Philippines – 0.3%
983,200	Pilipinas Shell Petroleum Corp. (Energy)*	1,554,865

Poland – 1.6%
75,893	KRUK SA (Diversified Financials)	4,658,152
4,299	KRUK SA (Diversified Financials)*	266,225
382,116	Warsaw Stock Exchange (Diversified Financials)	4,258,996

		9,183,373

Russia – 2.7%
247,486	Lenta Ltd. GDR (Food & Staples Retailing)*	1,952,327
18,237	Magnit PJSC (Food & Staples Retailing)	2,922,898
5,022,617	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	11,197,322

		16,072,547

Singapore – 0.4%
416,300	Singapore Exchange Ltd. (Diversified Financials)	2,189,756

South Africa – 3.5%
7,422,356	Alexander Forbes Group Holdings Ltd. (Diversified Financials)	3,938,393
147,905	Bid Corp. Ltd. (Food & Staples Retailing)	2,566,126
528,804	Dis-Chem Pharmacies Ltd. (Food & Staples Retailing)*(b)	949,689
309,806	JSE Ltd. (Diversified Financials)	3,709,395
1,307,076	Petra Diamonds Ltd. (Materials)*	2,495,501

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
211,507	Santam Ltd. (Insurance)	$ 3,769,141
2,832,715	Transaction Capital Ltd. (Diversified Financials)	3,165,914

		20,594,159

South Korea – 9.6%
3,207	Amorepacific Corp. (Household & Personal Products)*	875,314
21,667	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	3,891,969
9,472	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,468,644
20,643	Korea Kolmar Co. Ltd. (Household & Personal Products)*	1,229,575
7,139	Korea Zinc Co. Ltd. (Materials)*	3,019,116
114,273	Korean Air Lines Co. Ltd. (Transportation)*	2,597,369
10,384	LG Chem Ltd. (Materials)	2,341,553
7,678	NAVER Corp. (Software & Services)	5,015,373
19,840	NCSoft Corp. (Software & Services)	5,194,355
7,845	NongShim Co. Ltd. (Food, Beverage & Tobacco)	2,146,726
46,468	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	2,299,163
95,814	Samchuly Bicycle Co. Ltd. (Consumer Durables & Apparel)	1,044,695
8,866	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	15,079,084
14,528	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	3,365,910
99,086	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	4,576,181
55,679	Viatron Technologies, Inc. (Semiconductors & Semiconductor Equipment)*	1,080,929

		56,225,956

Taiwan – 8.2%
1,007,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,459,231
127,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	4,529,280
24,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	3,432,874
314,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	2,947,746
1,266,234	PChome Online, Inc. (Software & Services)	10,480,941
301,783	Poya International Co. Ltd. (Retailing)	3,682,511

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
203,000	President Chain Store Corp. (Food & Staples Retailing)	$ 1,518,454
476,265	Superalloy Industrial Co. Ltd. (Automobiles & Components)	2,699,948
2,879,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,160,823

		47,911,808

Thailand – 1.7%
256,200	Airports of Thailand PCL (Transportation)	3,017,205
7,862,100	Beauty Community PCL (Retailing)	2,478,996
501,600	Kasikornbank PCL (Banks)	2,673,241
3,405,200	Thai Beverage PCL (Food, Beverage & Tobacco)	2,088,338

		10,257,780

Turkey – 0.7%
121,167	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	1,729,595
326,830	Cimsa Cimento Sanayi ve Ticaret A/S (Materials)	1,538,808
229,812	Ulker Biskuvi Sanayi A/S (Food, Beverage & Tobacco)	1,109,243

		4,377,646

United Arab Emirates – 0.8%
237,172	NMC Health plc (Health Care Equipment & Services)	4,900,633

United Kingdom – 1.3%
1,450,747	Ferrexpo plc (Materials)*	2,774,060
194,386	Weir Group plc (The) (Capital Goods)	4,924,302

		7,698,362

United States – 3.6%
49,923	Cognizant Technology Solutions Corp. Class A (Software & Services)*	2,625,451
35,188	Concho Resources, Inc. (Energy)*	4,906,615
48,278	EOG Resources, Inc. (Energy)	4,904,079
27,845	Pioneer Natural Resources Co. (Energy)	5,018,504
1,182,000	Samsonite International SA (Consumer Durables & Apparel)	3,712,121

		21,166,770

Vietnam – 0.9%
894,518	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	5,102,837

TOTAL COMMON STOCKS (Cost $488,011,978)		$523,969,168

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Rate	Value
Preferred Stocks – 3.3%
Brazil – 3.1%
761,770	Banco Bradesco SA (Banks)	0.016%	$ 7,903,504
1,549,700	Bradespar SA (Materials)	0.094	10,227,581

			18,131,085

Colombia – 0.2%
2,832,071	Grupo Aval Acciones y Valores SA (Banks)	4.900	1,157,133

TOTAL PREFERRED STOCKS (Cost $12,291,330)			$ 19,288,218

Shares	Description	Value
Exchange Traded Funds – 6.7%
United States – 6.7%
400,877	iShares MSCI China Fund (a)	$ 18,845,228
270,626	iShares MSCI South Korea Capped Fund	15,663,833
150,129	iShares MSCI Taiwan Capped Fund	4,732,066

TOTAL EXCHANGE TRADED FUNDS (Cost $36,889,455)		$ 39,241,127

Units	Description	Expiration Month	Value
Participation Notes* – 0.8%
China – 0.8%
194,989	Hangzhou Robam Appliances Co. Ltd. (Consumer Durables & Apparel)	10/17	$ 1,112,935
96,000	Hangzhou Robam Appliances Co. Ltd. (Consumer Durables & Apparel)	03/18	547,937
461,054	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	03/17	3,227,486

TOTAL PARTICIPATION NOTES (Cost $4,728,537)			$ 4,888,358

Right* – 0.0%
South Korea – 0.0%
27,202	Korean Air Lines Co. Ltd. (Transportation)	03/17	$ 131,409
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(c) (c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
25	0.477%	$ 25
(Cost $25)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $541,921,325)		$587,518,305

Securities Lending Reinvestment Vehicle(c)(d) – 2.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,128,799	0.477%	$ 17,128,799
(Cost $17,128,799)

TOTAL INVESTMENTS – 102.9% (Cost $559,050,124)		$604,647,104

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.9)%		(17,044,476)

NET ASSETS – 100.0%		$587,602,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,836,470, which represents approximately 1.8% of net assets as of January 31, 2017.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$562,895,843

Gross unrealized gain	75,669,030
Gross unrealized loss	(33,917,769)

Net unrealized security gain	$41,751,261

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Bangladesh – 3.7%
1,191,500	BRAC Bank Ltd. (Banks)	$ 1,014,648
141,600	GrameenPhone Ltd. (Telecommunication Services)	536,883
225,085	Olympic Industries Ltd. (Food, Beverage & Tobacco)	874,576
185,235	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	606,288

		3,032,395

Egypt – 5.0%
949,395	Commercial International Bank Egypt SAE (Banks)	3,823,889
107,299	Integrated Diagnostics Holdings plc (Health Care Equipment & Services)(a)	275,222

		4,099,111

Indonesia – 16.6%
1,912,600	Astra International Tbk. PT (Automobiles & Components)	1,140,207
3,434,200	Bank Central Asia Tbk. PT (Banks)	3,936,131
863,100	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	757,883
710,000	Indocement Tunggal Prakarsa Tbk. PT (Materials)	799,202
1,054,200	Indofood CBP Sukses Makmur Tbk. PT (Food, Beverage & Tobacco)	663,319
8,367,900	Kalbe Farma Tbk. PT (Pharmaceuticals, Biotechnology & Life Sciences)	909,501
1,036,900	Matahari Department Store Tbk. PT (Retailing)	1,147,935
823,600	Semen Indonesia Persero Tbk. PT (Materials)	557,019
7,475,100	Summarecon Agung Tbk. PT (Real Estate)	733,990
10,562,500	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	3,061,909

		13,707,096

Mexico – 17.6%
613,827	Alsea SAB de CV (Consumer Services)	1,774,648
64,447	America Movil SAB de CV Class L ADR (Telecommunication Services)	812,677
225,100	Banregio Grupo Financiero SAB de CV (Banks)	1,250,094
853,100	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	1,165,503
91,000	El Puerto de Liverpool SAB de CV Class C1 (Retailing)	574,186
26,245	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	1,974,411

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
490,182	Gentera SAB de CV (Diversified Financials)	$ 715,757
29,031	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	420,607
329,633	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,579,918
272,308	Grupo Mexico SAB de CVSeries B (Materials)	816,656
664,085	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	1,574,748
1,085,124	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,920,113

		14,579,318

Pakistan – 7.4%
383,433	Engro Corp. Ltd. (Materials)	1,229,817
716,700	Habib Bank Ltd. (Banks)	1,784,006
457,500	MCB Bank Ltd. (Banks)	1,056,434
553,500	Oil & Gas Development Co. Ltd. (Energy)	847,586
555,600	United Bank Ltd. (Banks)	1,247,549

		6,165,392

Philippines – 5.6%
65,630	Ayala Corp. (Diversified Financials)	1,055,737
2,334,400	Ayala Land, Inc. (Real Estate)	1,668,593
122,410	Jollibee Foods Corp. (Consumer Services)	505,648
307,118	Metropolitan Bank & Trust Co. (Banks)	503,106
179,940	Pilipinas Shell Petroleum Corp. (Energy)*	284,563
369,180	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	586,224

		4,603,871

South Korea – 28.1%
1,283	Amorepacific Corp. (Household & Personal Products)*	350,180
50,182	Hana Financial Group, Inc. (Banks)	1,487,936
8,428	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	1,513,893
1,506	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	392,502
38,560	KB Financial Group, Inc. (Banks)	1,560,344
1,999	Korea Zinc Co. Ltd. (Materials)*	845,387
21,231	Korean Air Lines Co. Ltd. (Transportation)*	482,570
26,607	KT Corp. (Telecommunication Services)	673,365
5,227	LG Chem Ltd. (Materials)	1,178,669
1,518	LG Household & Health Care Ltd. (Household & Personal Products)	1,147,875
2,364	NAVER Corp. (Software & Services)	1,544,197

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
2,320	NCSoft Corp. (Software & Services)	$ 607,404
3,984	NongShim Co. Ltd. (Food, Beverage & Tobacco)	1,090,192
9,776	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	483,701
3,497	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	5,947,615
9,487	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,197,989
37,292	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,722,291

		23,226,110

Turkey – 10.0%
793,277	Akbank TAS (Banks)	1,768,211
177,362	Aygaz A/S (Utilities)	599,730
116,879	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	1,668,387
73,540	Cimsa Cimento Sanayi ve Ticaret A/S (Materials)	346,247
269,447	Enka Insaat ve Sanayi A/S (Capital Goods)	410,188
515,314	Soda Sanayii A/S (Materials)	806,096
403,495	Turkiye Garanti Bankasi A/S (Banks)	891,266
1,809,275	Turkiye Sinai Kalkinma Bankasi A/S (Banks)	690,734
233,145	Ulker Biskuvi Sanayi A/S (Food, Beverage & Tobacco)	1,125,330

		8,306,189

Vietnam – 4.7%
779,538	Bank for Foreign Trade of Vietnam JSC (Banks)	1,355,582
264,330	Masan Group Corp. (Food, Beverage & Tobacco)	482,621
63,556	Saigon Thuong Tin Commercial JSB (Banks)*	28,694
299,510	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	1,708,574
187,538	Vingroup JSC (Real Estate)*	348,638

		3,924,109

TOTAL COMMON STOCKS (Cost $74,344,977)		$ 81,643,591

Shares	Description	Value
Exchange Traded Fund – 1.0%
United States – 1.0%
18,631	iShares MSCI Mexico Capped Fund	$ 834,855
(Cost $830,197)

Units	Description	Expiration Month	Value
Right* – 0.0%
South Korea – 0.0%
5,054	Korean Air Lines Co. Ltd. (Transportation)	03/17	$ 24,415
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
9	0.477%	$ 9
(Cost $9)

TOTAL INVESTMENTS – 99.7% (Cost $75,175,183)		$ 82,502,870

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		228,349

NET ASSETS – 100.0%		$ 82,731,219

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $275,222, which represents approximately 0.3% of net assets as of January 31, 2017.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$76,367,361

Gross unrealized gain	14,737,509
Gross unrealized loss	(8,602,000)

Net unrealized security gain	$6,135,509

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutoinal Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2017:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,436,912	$56,199,898	$—
Europe	—	306,609	—
North America	167,026	—	—
Investment Company	5	—	—
Securities Lending Reinvestment Vehicle	161,370	—	—
Total	$4,765,313	$56,506,507	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$22,494,968	$—
Asia	32,090,729	341,106,995	—
Europe	—	43,149,989	—
North America	33,735,789	3,712,121	—
South America	27,811,356	44,175,206	—
Exchange Traded Funds	39,241,127	—	—
Investment Company	25	—	—
Securities Lending Reinvestment Vehicle	17,128,799	—	—
Total	$150,007,825	$454,639,279	$—

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$4,099,111	$—
Asia	—	62,989,577	—
North America	14,579,318	—	—
Exchange Traded Fund	834,855	—	—
Investment Company	9	—	—
Total	$15,414,182	$67,088,688	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Money Market Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Non-Diversification Risk — The N-11 Equity Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.5%
Australia – 2.1%
543,186	Computershare Ltd. (Software & Services)	$ 5,312,393

Denmark – 5.1%
203,355	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	7,349,198
134,833	Novozymes A/S Class B (Materials)	5,255,807

		12,605,005

France – 12.8%
257,867	Klepierre (REIT)	9,792,077
113,026	Publicis Groupe SA (Media)	7,764,775
287,623	Rexel SA (Capital Goods)	5,016,419
66,378	Safran SA (Capital Goods)	4,499,549
70,664	Vinci SA (Capital Goods)	4,953,302

		32,026,122

Germany – 13.4%
99,115	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	11,009,608
88,594	Beiersdorf AG (Household & Personal Products)	7,859,946
276,627	Commerzbank AG (Banks)	2,406,004
120,845	GEA Group AG (Capital Goods)	5,007,456
74,180	HeidelbergCement AG (Materials)	7,166,098

		33,449,112

Ireland – 5.1%
28,591,605	Bank of Ireland (Banks)*	7,746,623
1,164,181	C&C Group plc (Food, Beverage & Tobacco)	4,967,500

		12,714,123

Italy – 0.8%
75,240	UniCredit SpA (Banks)	2,053,832

Japan – 23.2%
159,400	Dentsu, Inc. (Media)	7,367,324
175,000	Hoya Corp. (Health Care Equipment & Services)	7,627,718
435,000	Isuzu Motors Ltd. (Automobiles & Components)	5,836,790
222,900	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	7,189,762
378,000	Mitsubishi Estate Co. Ltd. (Real Estate)	7,194,826
55,100	Nidec Corp. (Capital Goods)	5,173,533
320,800	ORIX Corp. (Diversified Financials)	4,839,985
58,600	Pola Orbis Holdings, Inc. (Household & Personal Products)	5,567,164
182,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,148,072

		57,945,174

Shares	Description	Value
Common Stocks – (continued)
Netherlands – 6.6%
124,315	Aalberts Industries NV (Capital Goods)	$ 4,363,573
446,209	Royal Dutch Shell plc Class A (Energy)	12,101,936

		16,465,509

Singapore – 3.2%
588,800	DBS Group Holdings Ltd. (Banks)	7,960,561

Spain – 2.8%
2,218,153	Banco Popular Espanol SA (Banks)(a)	2,296,863
326,556	Cellnex Telecom SA (Telecommunication Services)(b)	4,650,081

		6,946,944

Switzerland – 4.8%
309,397	Credit Suisse Group AG (Registered) (Diversified Financials)*	4,722,985
115,643	Wolseley plc (Capital Goods)	7,161,804

		11,884,789

United Kingdom – 12.7%
1,073,383	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	7,232,587
1,901,635	Melrose Industries plc (Capital Goods)	4,681,764
113,641	Reckitt Benckiser Group plc (Household & Personal Products)	9,751,037
1,769,546	Rentokil Initial plc (Commercial & Professional Services)	5,098,794
1,947,105	Vodafone Group plc (Telecommunication Services)	4,769,496

		31,533,678

United States – 2.9%
131,605	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	7,327,213

TOTAL COMMON STOCKS (Cost $261,478,455)		$238,224,455

Exchange Traded Fund – 1.9%
United States – 1.9%
93,975	iShares MSCI Japan Fund	$ 4,752,316
(Cost $4,794,734)

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(c) (d) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
461,131	0.477%	$ 461,131
(Cost $461,131)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $266,734,320)		$243,437,902

Securities Lending Reinvestment Vehicle(c)(d) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,242,000	0.477%	$ 2,242,000
(Cost $2,242,000)

TOTAL INVESTMENTS – 98.5% (Cost $268,976,320)		$245,679,902

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		3,775,462

NET ASSETS – 100.0%		$249,455,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,650,081, which represents approximately 1.9% of net assets as of January 31, 2017.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$270,224,759

Gross unrealized gain	7,313,924
Gross unrealized loss	(31,858,781)

Net unrealized security loss	$(24,544,857)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Australia – 3.6%
43,787	Australia & New Zealand Banking Group Ltd. (Banks)	$ 972,877
24,721	BHP Billiton plc (Materials)	450,857
62,140	Computershare Ltd. (Software & Services)	607,733

		2,031,467

Austria – 1.5%
23,724	ams AG (Semiconductors & Semiconductor Equipment)	817,280

Belgium – 3.1%
16,578	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	1,731,043

China – 0.6%
184,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	343,463

Denmark – 2.8%
26,148	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	944,982
16,578	Novozymes A/S Class B (Materials)	646,213

		1,591,195

Finland – 0.7%
82,706	Nokia OYJ (Technology Hardware & Equipment)	371,364

France – 9.0%
7,874	Air Liquide SA (Materials)	850,107
2,015	Iliad SA (Telecommunication Services)	430,910
28,504	Klepierre (REIT)	1,082,393
12,212	Publicis Groupe SA (Media)	838,952
20,581	Rexel SA (Capital Goods)	358,952
10,186	Safran SA (Capital Goods)	690,476
11,601	Vinci SA (Capital Goods)	813,190

		5,064,980

Germany – 8.2%
12,895	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,432,365
14,933	Beiersdorf AG (Household & Personal Products)	1,324,837
49,698	Commerzbank AG (Banks)	432,256
17,332	GEA Group AG (Capital Goods)	718,186
7,462	SAP SE (Software & Services)	682,402

		4,590,046

Hong Kong – 1.1%
497,500	HKBN Ltd. (Telecommunication Services)	605,665

Ireland – 3.7%
3,574,615	Bank of Ireland (Banks)*	968,508

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
15,551	Kerry Group plc Class A (Food, Beverage & Tobacco)	$ 1,092,916

		2,061,424

Italy – 5.6%
142,191	Enav SpA (Transportation)*(a)	498,272
227,049	Enel SpA (Utilities)	949,209
27,215	Moncler SpA (Consumer Durables & Apparel)	523,019
868,911	Telecom Italia SpA (Telecommunication Services) *	747,191
15,839	UniCredit SpA (Banks)(b)	432,361

		3,150,052

Japan – 17.7%
5,800	Dentsu, Inc. (Media)	268,071
6,500	East Japan Railway Co. (Transportation)	588,621
7,900	Hoshizaki Corp. (Capital Goods)	643,780
25,200	Hoya Corp. (Health Care Equipment & Services)	1,098,391
39,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,264,418
21,800	Kao Corp. (Household & Personal Products)	1,078,767
23,800	KDDI Corp. (Telecommunication Services)	639,467
50,000	Mitsubishi Estate Co. Ltd. (Real Estate)	951,697
9,400	Nidec Corp. (Capital Goods)	882,599
48,400	ORIX Corp. (Diversified Financials)	730,222
8,900	Pola Orbis Holdings, Inc. (Household & Personal Products)	845,525
23,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	937,645

		9,929,203

Netherlands – 6.1%
15,062	Aalberts Industries NV (Capital Goods)	528,690
105,579	Royal Dutch Shell plc Class A (Energy)	2,863,480

		3,392,170

Singapore – 2.1%
86,193	DBS Group Holdings Ltd. (Banks)	1,165,327

Spain – 1.6%
290,186	Banco Popular Espanol SA (Banks)(b)	300,483
88,760	EDP Renovaveis SA (Utilities)	570,228

		870,711

Sweden – 1.6%
30,790	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	926,520

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 9.5%
45,580	Credit Suisse Group AG (Registered) (Diversified Financials)*	$ 695,784
21,771	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,607,299
2,335	Syngenta AG (Registered) (Materials)	992,407
67,449	UBS Group AG (Registered) (Diversified Financials)	1,096,137
14,924	Wolseley plc (Capital Goods)	924,248

		5,315,875

United Kingdom – 15.1%
103,915	Aviva plc (Insurance)	625,660
49,871	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	336,037
48,077	Compass Group plc (Consumer Services)	855,629
21,485	InterContinental Hotels Group plc (Consumer Services)	997,694
1,298,137	Lloyds Banking Group plc (Banks)	1,064,735
196,685	Melrose Industries plc (Capital Goods)	484,232
147,280	Merlin Entertainments plc (Consumer Services)(a)	885,467
64,265	Pennon Group plc (Utilities)	642,515
179,080	Rentokil Initial plc (Commercial & Professional Services)	516,004
13,137	Rio Tinto plc (Materials)	582,008
91,139	UBM plc (Media)	809,840
101,033	Virgin Money Holdings UK plc (Banks)	395,915
113,727	Vodafone Group plc (Telecommunication Services)	278,578

		8,474,314

United States – 1.6%
16,010	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	891,369

TOTAL COMMON STOCKS (Cost $57,242,216)		$53,323,468

Exchange Traded Fund – 4.0%
United States – 4.0%
44,234	iShares MSCI Japan Fund	$2,236,913
(Cost $2,249,014)

Shares	Distribution Rate	Value
Investment Company(c) (d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
38	0.477%	$ 38
(Cost $38)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $59,491,268)		$ 55,560,419

Securities Lending Reinvestment Vehicle(c)(d) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
621,297	0.477%	$ 621,297
(Cost $621,297)

TOTAL INVESTMENTS – 100.3% (Cost $60,112,565)		$ 56,181,716

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(145,981)

NET ASSETS – 100.0%		$ 56,035,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,383,739, which represents approximately 2.5% of net assets as of January 31, 2017.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$60,515,838

Gross unrealized gain	2,192,752
Gross unrealized loss	(6,526,874)

Net unrealized security loss	$(4,334,122)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutoinal Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments —To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2017:

Focused International Equity

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$65,905,735	$—
Australia and Oceania	—	5,312,393	—
Europe	—	159,679,114	—
North America	—	7,327,213	—
Exchange Traded Fund	4,752,316	—	—
Investment Company	461,131	—	—
Securities Lending Reinvestment Vehicle	2,242,000	—	—
Total	$7,455,447	$238,224,455	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$12,043,658	$—
Australia and Oceania	—	2,031,467	—
Europe	—	38,356,974	—
North America	—	891,369	—
Exchange Traded Fund	2,236,913	—	—
Investment Company	38	—	—
Securities Lending Reinvestment Vehicle	621,297	—	—
Total	$2,858,248	$53,323,468	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Money Market Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Focused International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 13.1%
Aerospace & Defense – 0.2%
151	Airbus SE	$ 10,230
873	Arconic, Inc.	19,896
1,913	BAE Systems PLC	14,050
6,454	Bombardier, Inc. Class B*	12,350
1,929	CAE, Inc.	27,395
5	Dassault Aviation SA	5,763
87	Elbit Systems Ltd.	9,587
302	General Dynamics Corp.	54,686
383	Huntington Ingalls Industries, Inc.	74,287
587	L3 Technologies, Inc.	93,151
3,726	Leonardo SpA*	48,004
246	Lockheed Martin Corp.	61,827
1,769	Meggitt PLC	9,330
230	Northrop Grumman Corp.	52,688
301	Raytheon Co.	43,392
224	Rockwell Collins, Inc.	20,330
2,578	Rolls-Royce Holdings PLC*	21,714
177	Safran SA	11,998
5,110	Singapore Technologies Engineering Ltd.	11,976
1,752	Textron, Inc.	82,992
254	Thales SA	23,829
832	The Boeing Co.	135,965
74	TransDigm Group, Inc.	16,014
688	United Technologies Corp.	75,453
197	Zodiac SA	5,988

		942,895

Air Freight & Logistics – 0.1%
1,474	Bollore SA	5,895
1,299	C.H. Robinson Worldwide, Inc.	98,802
3,985	Deutsche Post AG	133,756
545	Expeditors International of Washington, Inc.	28,384
235	FedEx Corp.	44,441
17,422	Royal Mail PLC	90,479
747	United Parcel Service, Inc. Class B	81,520
286	Yamato Holdings Co. Ltd.	5,764

		489,041

Airlines – 0.1%
3,370	ANA Holdings, Inc.	10,010
1,290	Delta Air Lines, Inc.	60,940
2,443	Deutsche Lufthansa AG	32,635
4,193	International Consolidated Airlines Group SA	25,209
219	Japan Airlines Co. Ltd.	6,974
9,269	Qantas Airways Ltd.	23,971
850	Singapore Airlines Ltd.	5,986
916	Southwest Airlines Co.	47,916
1,034	United Continental Holdings, Inc.*	72,866

		286,507

Shares	Description	Value
Common Stocks – (continued)
Auto Components – 0.1%
130	Aisin Seiki Co. Ltd.	$ 5,947
52	Autoliv, Inc.	6,014
808	BorgWarner, Inc.	32,991
576	Bridgestone Corp.	21,125
287	Cie Generale des Etablissements Michelin	30,833
44	Continental AG	8,614
84	Delphi Automotive PLC	5,885
138	Denso Corp.	5,976
1,541	GKN PLC	6,681
112	Koito Manufacturing Co. Ltd.	5,941
448	Lear Corp.	63,656
782	Linamar Corp.	34,381
196	Magna International, Inc.	8,479
449	Stanley Electric Co. Ltd.	12,649
546	Sumitomo Electric Industries Ltd.	7,945
2,000	Sumitomo Rubber Industries Ltd.	31,238
339	The Goodyear Tire & Rubber Co.	10,980
1,643	The Yokohama Rubber Co. Ltd.	28,896
546	Toyoda Gosei Co. Ltd.	13,153
237	Valeo SA	14,485

		355,869

Automobiles – 0.1%
89	Bayerische Motoren Werke AG	8,127
283	Daimler AG	21,283
335	Ferrari NV	20,883
3,427	Fiat Chrysler Automobiles NV*	37,524
8,521	Ford Motor Co.	105,319
190	Fuji Heavy Industries Ltd.	7,603
170	Harley-Davidson, Inc.	9,697
1,900	Honda Motor Co. Ltd.	56,542
442	Isuzu Motors Ltd.	5,931
2,417	Mazda Motor Corp.	35,569
685	Nissan Motor Co. Ltd.	6,777
2,387	Peugeot SA*	44,423
522	Renault SA	47,003
403	Suzuki Motor Corp.	15,553
24	Tesla Motors, Inc.*	6,046
972	Toyota Motor Corp.	56,525
283	Yamaha Motor Co. Ltd.	5,886

		490,691

Banks – 0.9%
1,882	Aozora Bank Ltd.	6,854
3,908	Australia & New Zealand Banking Group Ltd.	86,829
6,824	Banco Bilbao Vizcaya Argentaria SA	46,407
22,155	Banco de Sabadell SA	33,448
17,126	Banco Santander SA	95,681
6,085	Bank Hapoalim BM	36,767
8,744	Bank Leumi Le-Israel BM*	36,166
12,239	Bank of America Corp.	277,091
26,133	Bank of Ireland*	7,021
954	Bank of Montreal	72,163
2,040	Bank of Queensland Ltd.	18,535
761	Bankinter SA	6,125

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
10,677	Barclays PLC	$ 29,632
1,338	BB&T Corp.	61,802
2,991	Bendigo & Adelaide Bank Ltd.	28,485
1,371	BNP Paribas SA	87,705
800	Canadian Imperial Bank of Commerce	68,125
1,125	CIT Group, Inc.	46,339
3,778	Citigroup, Inc.	210,926
1,037	Citizens Financial Group, Inc.	37,508
1,420	Commonwealth Bank of Australia	87,942
1,582	Credit Agricole SA	20,996
433	Danske Bank A/S	14,442
4,059	DBS Group Holdings Ltd.	54,878
908	DNB ASA	15,148
912	Erste Groupe Bank AG*	27,799
2,186	Fifth Third Bancorp	57,055
220	First Republic Bank	20,753
15,062	HSBC Holdings PLC	128,493
2,053	Huntington Bancshares, Inc.	27,777
4,650	ING Groep NV	66,802
5,893	Intesa Sanpaolo SpA	13,842
2,598	Intesa Sanpaolo SpA RSP	5,747
491	Japan Post Bank Co. Ltd.	5,964
4,893	JPMorgan Chase & Co.	414,095
2,258	KeyCorp	40,576
860	Kyushu Financial Group, Inc.	5,926
8,468	Lloyds Banking Group PLC	6,945
233	M&T Bank Corp.	37,879
665	Mediobanca SpA	5,726
10,050	Mitsubishi UFJ Financial Group, Inc.	64,355
1,558	Mizrahi Tefahot Bank Ltd.	23,998
21,551	Mizuho Financial Group, Inc.	39,990
2,204	National Australia Bank Ltd.	50,683
905	National Bank of Canada	39,065
990	Natixis SA	5,866
1,850	Nordea Bank AB	22,334
9,174	Oversea-Chinese Banking Corp. Ltd.	61,187
1,926	People’s United Financial, Inc.	36,112
1,012	Raiffeisen Bank International AG*	22,539
3,128	Regions Financial Corp.	45,074
2,601	Resona Holdings, Inc.	14,082
1,942	Royal Bank of Canada	139,630
3,406	Shinsei Bank Ltd.	5,858
37	Signature Bank*	5,828
535	Skandinaviska Enskilda Banken AB	6,010
1,305	Societe Generale SA	63,798
610	Standard Chartered PLC*	5,973
1,297	Sumitomo Mitsui Financial Group, Inc.	50,884
481	Sumitomo Mitsui Trust Holdings, Inc.	17,928
855	SunTrust Banks, Inc.	48,581
261	Suruga Bank Ltd.	5,946
454	Svenska Handelsbanken AB Class A	6,778

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
917	Swedbank AB Class A	$ 23,186
1,438	The Bank of Nova Scotia	85,932
631	The PNC Financial Services Group, Inc.	76,010
2,096	The Toronto-Dominion Bank	108,581
1,674	U.S. Bancorp	88,136
1,414	UniCredit SpA	38,598
3,385	United Overseas Bank Ltd.	50,342
5,454	Wells Fargo & Co.	307,224
3,289	Westpac Banking Corp.	79,097
580	Yamaguchi Financial Group, Inc.	6,319

		3,998,318

Beverages – 0.2%
214	Anheuser-Busch InBev SA	22,212
817	Asahi Group Holdings Ltd.	28,750
835	Brown-Forman Corp. Class B	38,076
877	Carlsberg A/S Class B	79,340
2,719	Coca-Cola Amatil Ltd.	20,108
173	Coca-Cola European Partners PLC	5,974
583	Coca-Cola HBC AG*	13,326
110	Constellation Brands, Inc. Class A	16,474
2,213	Diageo PLC	61,472
498	Dr. Pepper Snapple Group, Inc.	45,418
882	Heineken Holding NV	61,959
195	Heineken NV	14,584
680	Kirin Holdings Co. Ltd.	11,142
176	Molson Coors Brewing Co. Class B	16,988
798	Monster Beverage Corp.*	33,995
2,058	PepsiCo, Inc.	213,579
120	Pernod Ricard SA	14,037
77	Remy Cointreau SA	7,000
1,237	Suntory Beverage & Food Ltd.	52,631
2,664	The Coca-Cola Co.	110,742
1,372	Treasury Wine Estates Ltd.	12,104

		879,911

Biotechnology – 0.2%
1,117	AbbVie, Inc.	68,260
46	Alexion Pharmaceuticals, Inc.*	6,011
140	Alkermes PLC*	7,575
516	Amgen, Inc.	80,847
258	Biogen, Inc.*	71,528
511	Celgene Corp.*	59,353
498	CSL Ltd.	42,455
48	Genmab A/S*	9,296
2,646	Gilead Sciences, Inc.	191,703
409	Grifols SA	8,780
63	Incyte Corp.*	7,636
17	Regeneron Pharmaceuticals, Inc.*	6,108
477	Seattle Genetics, Inc.*	28,735
1,112	Shire PLC	61,911
340	United Therapeutics Corp.*	55,634
620	Vertex Pharmaceuticals, Inc.*	53,239

		759,071

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Building Products – 0.1%
607	A.O. Smith Corp.	$ 29,591
1,311	Asahi Glass Co. Ltd.	9,740
337	Assa Abloy AB Class B	6,377
388	Cie de Saint-Gobain	19,065
286	Daikin Industries Ltd.	28,389
199	Fortune Brands Home & Security, Inc.	10,971
32	Geberit AG	13,676
873	Johnson Controls International PLC	38,395
636	LIXIL Group Corp.	14,850
1,222	Masco Corp.	40,265
200	TOTO Ltd.	8,055

		219,374

Capital Markets – 0.3%
11,471	3i Group PLC	101,332
138	Ameriprise Financial, Inc.	15,493
616	ASX Ltd.	23,315
64	BlackRock, Inc.	23,935
697	Brookfield Asset Management, Inc. Class A	24,104
2,483	CI Financial Corp.	51,902
511	CME Group, Inc.	61,872
929	Daiwa Securities Group, Inc.	5,924
434	Deutsche Boerse AG*	40,047
494	E*TRADE Financial Corp.*	18,500
1,870	Eaton Vance Corp.	78,409
162	Franklin Resources, Inc.	6,438
5,914	Hargreaves Lansdown PLC	101,032
306	IGM Financial, Inc.	9,404
333	Intercontinental Exchange, Inc.	19,434
510	Invesco Ltd.	14,749
2,315	Investec PLC	16,425
130	Julius Baer Group Ltd.*	6,111
382	Macquarie Group Ltd.	24,530
128	Moody’s Corp.	13,270
2,334	Morgan Stanley	99,172
1,095	MSCI, Inc.	90,611
238	NASDAQ, Inc.	16,789
397	Northern Trust Corp.	32,935
136	Partners Group Holding AG	68,730
329	Raymond James Financial, Inc.	24,652
1,086	S&P Global, Inc.	130,515
1,563	SBI Holdings, Inc.	21,575
163	Schroders PLC	6,045
837	SEI Investments Co.	40,603
7,409	Singapore Exchange Ltd.	38,972
660	State Street Corp.	50,292
548	T. Rowe Price Group, Inc.	36,957
733	TD Ameritrade Holding Corp.	33,828
1,708	The Bank of New York Mellon Corp.	76,399
1,176	The Charles Schwab Corp.	48,498
478	Thomson Reuters Corp.	21,427
1,666	UBS Group AG	27,075

		1,521,301

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 0.3%
57	Agrium, Inc.	$ 5,871
235	Air Liquide SA	25,371
264	Air Products & Chemicals, Inc.	36,897
322	Air Water, Inc.	5,962
394	Akzo Nobel NV	26,739
240	Albemarle Corp.	22,234
645	Arkema SA	63,701
1,746	Asahi Kasei Corp.	16,284
341	Ashland Global Holdings, Inc.	40,589
717	Axalta Coating Systems Ltd.*	20,793
923	BASF SE	89,101
106	Celanese Corp. Series A	8,946
136	Chr Hansen Holding A/S	8,302
730	Covestro AG(a)	54,935
389	Croda International PLC	16,426
864	E.I. du Pont de Nemours & Co.	65,232
622	Eastman Chemical Co.	48,205
227	Ecolab, Inc.	27,270
202	EMS-Chemie Holding AG	104,273
180	Evonik Industries AG	5,843
216	FMC Corp.	12,995
111	Frutarom Industries Ltd.	5,865
8	Givaudan SA	14,423
433	Hitachi Chemical Co. Ltd.	12,293
2,117	Incitec Pivot Ltd.	6,187
68	International Flavors & Fragrances, Inc.	7,970
590	Johnson Matthey PLC	24,201
233	K+S AG	5,919
722	Kansai Paint Co. Ltd.	14,025
585	Koninklijke DSM NV	37,294
937	Kuraray Co. Ltd.	14,851
714	LANXESS AG	51,959
157	Linde AG	25,532
128	LyondellBasell Industries NV Class A	11,939
119	Methanex Corp.	5,950
2,992	Mitsubishi Chemical Holdings Corp.	20,869
1,891	Mitsubishi Gas Chemical Co., Inc.	36,270
3,375	Mitsui Chemicals, Inc.	15,871
367	Monsanto Co.	39,750
286	Nippon Paint Holdings Co. Ltd.	8,343
639	Nissan Chemical Industries Ltd.	22,816
123	Nitto Denko Corp.	9,733
158	Novozymes A/S Class B	6,159
1,036	Orica Ltd.	14,747
254	PPG Industries, Inc.	25,403
207	Praxair, Inc.	24,517
338	Shin-Etsu Chemical Co. Ltd.	29,159
6	Sika AG	31,531
184	Solvay SA	21,574

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
1,168	Sumitomo Chemical Co. Ltd.	$ 6,223
161	Symrise AG	9,694
564	Teijin Ltd.	11,904
1,237	The Dow Chemical Co.	73,762
425	The Sherwin-Williams Co.	129,119
994	Toray Industries, Inc.	8,607
547	Umicore SA	30,640
120	W.R. Grace & Co.	8,321
142	Yara International ASA	5,988

		1,535,377

Commercial Services & Supplies – 0.1%
708	Babcock International Group PLC	7,974
743	Brambles Ltd.	5,872
737	Cintas Corp.	85,573
699	Dai Nippon Printing Co. Ltd.	7,111
602	ISS A/S	21,436
230	Park24 Co. Ltd.	6,348
816	Republic Services, Inc.	46,822
180	Secom Co. Ltd.	13,017
615	Securitas AB Class B	9,793
228	Societe BIC SA	29,811
154	Sohgo Security Services Co. Ltd.	5,794
237	Stericycle, Inc.*	18,282
2,908	Toppan Printing Co. Ltd.	28,545
542	Waste Connections, Inc.	43,523
831	Waste Management, Inc.	57,755

		387,656

Communications Equipment – 0.1%
5,100	Cisco Systems, Inc.	156,672
839	F5 Networks, Inc.*	112,451
306	Harris Corp.	31,429
701	Juniper Networks, Inc.	18,773
360	Motorola Solutions, Inc.	29,056

		348,381

Construction & Engineering – 0.1%
3,298	ACS Actividades de Construccion y Servicios SA	101,646
770	Boskalis Westminster	28,488
161	Bouygues SA	5,850
1,380	CIMIC Group Ltd.	35,920
740	Eiffage SA	53,198
404	Ferrovial SA	7,334
1,179	Fluor Corp.	65,434
267	HOCHTIEF AG	38,061
1,703	Jacobs Engineering Group, Inc.	99,711
3,298	Kajima Corp.	22,987
2,126	Obayashi Corp.	20,253
2,345	Shimizu Corp.	21,554
858	Skanska AB Class B	20,978
603	SNC-Lavalin Group, Inc.	25,987
2,915	Taisei Corp.	20,707
519	Vinci SA	36,380

		604,488

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – 0.1%
2,674	Boral Ltd.	$ 11,817
1,652	CRH PLC	57,301
3,537	Fletcher Building Ltd.	27,250
477	HeidelbergCement AG	46,080
345	Imerys SA	27,706
3,080	James Hardie Industries PLC	48,306
140	Martin Marietta Materials, Inc.	32,144
194	Vulcan Materials Co.	24,896

		275,500

Consumer Finance – 0.1%
3,227	Ally Financial, Inc.	68,154
1,639	American Express Co.	125,187
1,073	Capital One Financial Corp.	93,769
579	Credit Saison Co. Ltd.	10,549
1,145	Discover Financial Services	79,326
4,122	Navient Corp.	61,995
1,882	Provident Financial PLC	64,808
1,255	Synchrony Financial	44,954

		548,742

Containers & Packaging – 0.1%
1,256	Amcor Ltd.	13,633
172	Avery Dennison Corp.	12,559
130	Ball Corp.	9,914
888	Crown Holdings, Inc.*	48,103
788	International Paper Co.	44,601
373	Packaging Corp. of America	34,383
141	Sealed Air Corp.	6,838
960	Toyo Seikan Group Holdings Ltd.	17,706
1,399	WestRock Co.	74,651

		262,388

Distributors – 0.0%
651	Genuine Parts Co.	63,023
1,130	Jardine Cycle & Carriage Ltd.	33,136
412	LKQ Corp.*	13,147

		109,306

Diversified Consumer Services – 0.0%
311	Benesse Holdings, Inc.	9,052
3,598	H&R Block, Inc.	77,213

		86,265

Diversified Financial Services – 0.1%
6,110	AMP Ltd.	23,169
1,449	Berkshire Hathaway, Inc. Class B*	237,839
1,951	Challenger Ltd.	16,325
143	Eurazeo SA	8,808
994	EXOR NV	45,354
120	Groupe Bruxelles Lambert SA	10,227
948	Industrivarden AB Class C	18,370
604	Investor AB Class B	24,109

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – (continued)
231	Kinnevik AB Class B	$ 5,930
617	L E Lundbergforetagen AB	39,699
829	Leucadia National Corp.	19,772
4,146	Mitsubishi UFJ Lease & Finance Co. Ltd.	22,100
1,600	Onex Corp.	111,966
1,974	ORIX Corp.	$29,782
173	Pargesa Holding SA	11,524
147	Voya Financial, Inc.	5,912
112	Wendel SA	13,255

		644,141

Diversified Telecommunication Services – 0.2%
6,807	AT&T, Inc.	286,983
301	BCE, Inc.	13,569
26,647	Bezeq The Israeli Telecommunication Corp. Ltd.	46,551
2,154	BT Group PLC	8,261
2,550	CenturyLink, Inc.	65,943
2,743	Deutsche Telekom AG	48,022
193	Elisa OYJ	6,504
1,689	Frontier Communications Corp.	5,895
28	Iliad SA	5,988
760	Inmarsat PLC	5,823
2,865	Koninklijke KPN NV	8,254
374	Level 3 Communications, Inc.*	22,238
1,019	Nippon Telegraph & Telephone Corp.	45,011
802	Orange SA	12,451
283	Proximus SADP	8,128
159	SBA Communications Corp.*	16,736
2,320	Singapore Telecommunications Ltd.	6,351
5,295	Spark New Zealand Ltd.	13,643
31	Swisscom AG	13,675
3,534	TDC A/S*	18,621
46,173	Telecom Italia SpA*	39,705
52,947	Telecom Italia SpA RSP*	37,804
1,401	Telefonica Deutschland Holding AG	5,861
3,863	Telefonica SA	37,375
374	Telenor ASA	5,929
2,026	Telia Co. AB	8,218
3,901	Telstra Corp. Ltd.	14,800
580	TELUS Corp.	19,362
3,893	Verizon Communications, Inc.	190,796
848	Zayo Group Holdings, Inc.*	27,102

		1,045,599

Electric Utilities – 0.2%
746	Alliant Energy Corp.	28,087
468	American Electric Power Co., Inc.	29,980
16,219	AusNet Services	19,454
2,528	Chubu Electric Power Co., Inc.	33,750
7,473	Contact Energy Ltd.	26,187

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – (continued)
595	Duke Energy Corp.	$ 46,731
509	Edison International	37,096
15,398	EDP - Energias de Portugal SA	44,779
208	Emera, Inc.	7,263
1,848	Endesa SA	38,110
8,013	Enel SpA	33,499
273	Entergy Corp.	19,558
386	Eversource Energy	21,354
1,364	Exelon Corp.	48,940
1,142	FirstEnergy Corp.	34,626
498	Fortis, Inc.	16,013
373	Fortum OYJ	5,951
829	Hokuriku Electric Power Co.	8,352
901	Hydro One Ltd.	16,653
10,285	Iberdrola SA	64,962
536	Kyushu Electric Power Co., Inc.	5,983
5,139	Mercury NZ Ltd.	11,581
760	NextEra Energy, Inc.	94,027
795	OGE Energy Corp.	26,664
660	PG&E Corp.	40,847
387	Pinnacle West Capital Corp.	30,043
460	PPL Corp.	16,026
914	SSE PLC	17,182
3,154	Terna Rete Elettrica Nazionale SpA	13,833
747	The Chugoku Electric Power Co., Inc.	8,411
2,674	The Kansai Electric Power Co., Inc.*	28,575
809	The Southern Co.	39,989
769	Tohoku Electric Power Co., Inc.	9,388
753	Westar Energy, Inc.	41,182
756	Xcel Energy, Inc.	31,238

		996,314

Electrical Equipment – 0.1%
3,165	ABB Ltd.*	75,425
224	Acuity Brands, Inc.	46,419
243	AMETEK, Inc.	12,417
1,105	Eaton Corp. PLC	78,212
757	Emerson Electric Co.	44,406
1,592	Fuji Electric Co. Ltd.	9,432
144	Legrand SA	8,364
2,068	Mitsubishi Electric Corp.	31,472
141	Nidec Corp.	13,239
105	OSRAM Licht AG	6,095
1,890	Prysmian SpA	49,164
226	Rockwell Automation, Inc.	33,446
523	Schneider Electric SE	37,423
600	Sensata Technologies Holding NV*	25,170

		470,684

Electronic Equipment, Instruments & Components – 0.1%
822	Amphenol Corp. Class A	55,477
981	Arrow Electronics, Inc.*	72,123
517	Avnet, Inc.	24,009

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
531	CDW Corp.	$ 27,352
1,702	Corning, Inc.	45,086
3,565	Flex Ltd.*	55,864
573	FLIR Systems, Inc.	20,244
210	Hamamatsu Photonics KK	6,065
284	Hexagon AB Class B	11,234
45	Hirose Electric Co. Ltd.	5,858
531	Hitachi High-Technologies Corp.	22,745
1,021	Hitachi Ltd.	5,846
118	Ingenico SA	9,950
140	Keyence Corp.	54,371
394	Kyocera Corp.	20,512
1,027	Nippon Electric Glass Co. Ltd.	5,912
814	OMRON Corp.	33,398
360	Shimadzu Corp.	6,075
83	TDK Corp.	5,966
517	TE Connectivity Ltd.	38,439
821	Trimble, Inc.*	24,318
670	Yaskawa Electric Corp.	12,081
1,224	Yokogawa Electric Corp.	19,560

		582,485

Energy Equipment & Services – 0.1%
1,810	Baker Hughes, Inc.	114,175
792	Halliburton Co.	44,803
93	Helmerich & Payne, Inc.	6,618
2,478	National Oilwell Varco, Inc.	93,693
3,196	Petrofac Ltd.	37,007
142,512	Saipem SpA*	73,177
1,038	Schlumberger Ltd.	86,891
2,688	TechnipFMC PLC*	90,371
989	Tenaris SA	17,324

		564,059

Equity Real Estate Investment Trusts (REITs) – 0.3%
328	Alexandria Real Estate Equities, Inc.	36,349
325	American Tower Corp.	33,637
3,498	Ascendas Real Estate Investment Trust	6,108
84	AvalonBay Communities, Inc.	14,558
98	Boston Properties, Inc.	12,828
805	Camden Property Trust	67,274
9,747	CapitaLand Commercial Trust	10,560
4,410	CapitaLand Mall Trust	6,060
625	Colony NorthStar, Inc. Class A	8,700
188	Crown Castle International Corp.	16,512
10	Daiwa House REIT Investment Corp.	25,181
4,613	Dexus Property Group	31,425
289	Digital Realty Trust, Inc.	31,105
1,172	Duke Realty Corp.	28,515
68	Equinix, Inc.	26,179
216	Equity Residential	13,126
49	Essex Property Trust, Inc.	10,991

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
93	Extra Space Storage, Inc.	$ 6,701
91	Federal Realty Investment Trust	12,779
121	Fonciere Des Regions	10,086
77	Gecina SA	9,929
401	GGP, Inc.	9,961
3,897	Goodman Group	20,464
1,064	H&R Real Estate Investment Trust	18,447
1,322	Hammerson PLC	9,112
202	HCP, Inc.	6,125
5,065	Host Hotels & Resorts, Inc.	91,525
127	ICADE	9,004
2,130	Intu Properties PLC	7,265
430	Iron Mountain, Inc.	15,394
3	Japan Prime Realty Investment Corp.	12,039
2	Japan Real Estate Investment Corp.	11,365
6	Japan Retail Fund Investment Corp.	12,828
449	Kimco Realty Corp.	11,176
260	Klepierre	9,873
480	Land Securities Group PLC	6,016
687	Liberty Property Trust	26,374
100	Mid-America Apartment Communities, Inc.	9,495
10,430	Mirvac Group	16,066
218	National Retail Properties, Inc.	9,505
2	Nippon Building Fund, Inc.	11,486
6	Nippon Prologis REIT, Inc.	12,538
31	Nomura Real Estate Master Fund, Inc.	48,300
757	Prologis, Inc.	36,979
64	Public Storage	13,760
218	Realty Income Corp.	12,999
158	Regency Centers Corp.	11,017
582	RioCan Real Estate Investment Trust	11,633
5,983	Scentre Group	19,965
1,903	Segro PLC	11,054
120	Simon Property Group, Inc.	22,052
356	SL Green Realty Corp.	38,793
247	Smart Real Estate Investment Trust	6,078
5,942	Stockland	19,608
4,947	Suntec Real Estate Investment Trust	6,080
817	The British Land Co. PLC	6,005
3,043	The GPT Group	10,806
163	The Macerich Co.	11,196
273	UDR, Inc.	9,541
57	Unibail-Rodamco SE	13,136
11	United Urban Investment Corp.	17,545
394	Ventas, Inc.	24,298
6,408	VEREIT, Inc.	54,660
4,521	Vicinity Centres	9,810
144	Vornado Realty Trust	15,309
308	Welltower, Inc.	20,420
1,545	Westfield Corp.	10,299
278	Weyerhaeuser Co.	8,710

		1,224,714

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 0.4%
691	AEON Co. Ltd.	$ 9,987
754	Alimentation Couche-Tard, Inc. Class B	34,540
837	Carrefour SA	20,476
190	Colruyt SA	9,299
627	Costco Wholesale Corp.	102,797
1,733	CVS Health Corp.	136,578
4,950	Distribuidora Internacional de Alimentacion SA	26,199
7,548	Empire Co. Ltd.	94,259
350	FamilyMart UNY Holdings Co. Ltd.	22,176
587	George Weston Ltd.	50,063
188	ICA Gruppen AB	6,144
14,341	J Sainsbury PLC	46,659
1,804	Jeronimo Martins SGPS SA	30,534
1,651	Koninklijke Ahold Delhaize NV	35,172
714	Loblaw Cos. Ltd.	37,526
572	Metro AG	19,574
624	Metro, Inc.	18,956
265	Seven & I Holdings Co. Ltd.	10,581
565	Sundrug Co. Ltd.	38,963
2,595	Sysco Corp.	136,134
22,908	Tesco PLC*	56,275
504	The Jean Coutu Group PJC, Inc. Class A	7,921
3,301	The Kroger Co.	112,102
364	Tsuruha Holdings, Inc.	34,216
3,909	Wal-Mart Stores, Inc.	260,887
1,788	Walgreens Boots Alliance, Inc.	146,509
2,335	Wesfarmers Ltd.	71,332
3,741	Whole Foods Market, Inc.	113,053
30,733	WM Morrison Supermarkets PLC	91,624
4,896	Woolworths Ltd.	91,343

		1,871,879

Food Products – 0.4%
304	Ajinomoto Co., Inc.	6,000
3,353	Archer-Daniels-Midland Co.	148,404
3,448	Aryzta AG*	94,976
196	Associated British Foods PLC	5,907
46	Barry Callebaut AG*	56,919
301	Bunge Ltd.	20,832
1,333	Calbee, Inc.	43,393
585	Campbell Soup Co.	36,405
2	Chocoladefabriken Lindt & Spruengli AG	11,101
2,155	Conagra Brands, Inc.	84,239
511	Danone SA	32,034
629	General Mills, Inc.	39,300
365	Hormel Foods Corp.	13,250
811	Ingredion, Inc.	103,962
277	Kellogg Co.	20,141
267	Kerry Group PLC Class A	18,764

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
431	Kikkoman Corp.	$ 13,568
1,863	Marine Harvest ASA*	32,893
288	McCormick & Co., Inc.	27,518
1,079	Mead Johnson Nutrition Co.	76,026
421	MEIJI Holdings Co. Ltd.	32,609
637	Mondelez International, Inc. Class A	28,206
2,532	Nestle SA	184,997
1,910	NH Foods Ltd.	51,982
1,038	Nisshin Seifun Group, Inc.	15,791
148	Nissin Foods Holdings Co. Ltd.	7,810
1,080	Orkla ASA	10,076
1,628	Saputo, Inc.	59,940
3,502	Tate & Lyle PLC	29,600
868	The Hershey Co.	91,548
733	The J.M. Smucker Co.	99,578
527	The Kraft Heinz Co.	47,056
229	Toyo Suisan Kaisha Ltd.	8,171
2,344	Tyson Foods, Inc. Class A	147,180
7,404	Wilmar International Ltd.	20,376
128	Yakult Honsha Co. Ltd.	6,578
3,434	Yamazaki Baking Co. Ltd.	69,060

		1,796,190

Gas Utilities – 0.0%
1,599	APA Group	10,215
233	Atmos Energy Corp.	17,750
426	Gas Natural SDG SA	8,218
3,605	Osaka Gas Co. Ltd.	13,513
2,262	Toho Gas Co. Ltd.	16,921
5,267	Tokyo Gas Co. Ltd.	23,374
1,775	UGI Corp.	82,307

		172,298

Health Care Equipment & Supplies – 0.3%
622	Abbott Laboratories	25,981
990	Align Technology, Inc.*	90,773
659	Baxter International, Inc.	31,573
194	Becton Dickinson & Co.	34,394
704	Boston Scientific Corp.*	16,938
270	C.R. Bard, Inc.	64,079
1,071	Cochlear Ltd.	101,739
490	Coloplast A/S Class B	35,136
616	Danaher Corp.	51,695
287	DENTSPLY SIRONA, Inc.	16,273
1,267	DexCom, Inc.*	100,283
508	Edwards Lifesciences Corp.*	48,890
141	Essilor International SA	16,542
2,645	Getinge AB Class B	42,730
404	Hologic, Inc.*	16,374
1,432	Hoya Corp.	62,416
955	IDEXX Laboratories, Inc.*	116,825
48	Intuitive Surgical, Inc.*	33,249
480	Medtronic PLC	36,490
848	Olympus Corp.	29,336
203	ResMed, Inc.	13,711
3,440	Smith & Nephew PLC	51,461
82	Sonova Holding AG	10,857
463	Stryker Corp.	57,194
514	Sysmex Corp.	30,881

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
129	Teleflex, Inc.	$ 21,637
584	Terumo Corp.	21,604
161	The Cooper Cos., Inc.	29,722
177	Varian Medical Systems, Inc.*	13,744
396	William Demant Holding A/S*	7,415
123	Zimmer Biomet Holdings, Inc.	14,555

		1,244,497

Health Care Providers & Services – 0.2%
738	Aetna, Inc.	87,534
2,573	Alfresa Holdings Corp.	42,352
415	AmerisourceBergen Corp.	36,221
448	Anthem, Inc.	69,055
682	Cardinal Health, Inc.	51,123
372	Cigna Corp.	54,394
645	DaVita, Inc.*	41,119
172	Envision Healthcare Corp.*	11,696
1,031	Express Scripts Holding Co.*	71,015
230	Fresenius Medical Care AG & Co. KGaA	18,774
161	Fresenius SE & Co. KGaA	12,742
320	HCA Holdings, Inc.*	25,690
5,887	Healthscope Ltd.	9,778
367	Henry Schein, Inc.*	58,669
260	Laboratory Corp. of America Holdings*	34,895
358	McKesson Corp.	49,816
4,804	Mediclinic International PLC	47,530
781	Medipal Holdings Corp.	12,658
188	MEDNAX, Inc.*	12,850
218	Miraca Holdings Inc.	9,935
204	Patterson Cos., Inc.	8,488
494	Quest Diagnostics, Inc.	45,408
198	Ramsay Health Care Ltd.	10,036
948	Ryman Healthcare Ltd.	6,059
688	Sonic Healthcare Ltd.	10,851
763	Suzuken Co. Ltd.	25,190
1,327	UnitedHealth Group, Inc.	215,107
249	Universal Health Services, Inc. Class B	28,045

		1,107,030

Health Care Technology – 0.0%
226	Cerner Corp.*	12,139
598	M3, Inc.	16,066

		28,205

Hotels, Restaurants & Leisure – 0.3%
1,628	Accor SA	65,976
1,114	Aramark	37,698
3,692	Aristocrat Leisure Ltd.	42,815
1,238	Carnival Corp.	68,560
333	Carnival PLC	17,815
14	Chipotle Mexican Grill, Inc.*	5,900
4,933	Compass Group PLC	87,793
613	Darden Restaurants, Inc.	44,921
743	Domino’s Pizza, Inc.	129,683

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
3,738	Flight Centre Travel Group Ltd.	$ 84,877
17,779	Genting Singapore PLC	12,263
1,163	Hilton Worldwide Holdings, Inc.	66,966
742	InterContinental Hotels Group PLC	34,456
310	Las Vegas Sands Corp.	16,300
464	Marriott International, Inc. Class A	39,254
607	McDonald’s Corp.	74,400
1,055	McDonald’s Holdings Co. Japan Ltd.	27,737
1,425	Merlin Entertainments PLC(a)	8,567
566	MGM Resorts International*	16,301
225	Oriental Land Co. Ltd.	12,330
300	Restaurant Brands International, Inc.	14,716
159	Sodexo SA	17,583
1,267	Starbucks Corp.	69,964
3,070	Tabcorp Holdings Ltd.	11,034
1,828	Tatts Group Ltd.	6,018
411	TUI AG	6,024
120	Whitbread PLC	5,940
18,345	William Hill PLC	59,840
604	Wyndham Worldwide Corp.	47,752
699	Yum! Brands, Inc.	45,805

		1,179,288

Household Durables – 0.1%
10,047	Barratt Developments PLC	60,589
516	D.R. Horton, Inc.	15,434
939	Electrolux AB Series B	24,969
122	Garmin Ltd.	5,891
156	Harman International Industries, Inc.	17,341
1,644	Husqvarna AB Class B	13,769
1,289	Iida Group Holdings Co. Ltd.	24,124
444	Leggett & Platt, Inc.	21,188
559	Lennar Corp. Class A	24,959
48	Mohawk Industries, Inc.*	10,360
214	Newell Brands, Inc.	10,129
1,363	Nikon Corp.	21,998
569	Panasonic Corp.	5,920
281	PulteGroup, Inc.	6,044
119	Rinnai Corp.	10,113
464	SEB SA	58,351
1,262	Sekisui Chemical Co. Ltd.	20,593
389	Sekisui House Ltd.	6,293
5,232	Sharp Corp.*	14,149
1,552	Sony Corp.	46,991
187	Toll Brothers, Inc.*	5,864
161	Whirlpool Corp.	28,157

		453,226

Household Products – 0.2%
661	Church & Dwight Co., Inc.	29,891
2,191	Colgate-Palmolive Co.	141,495
388	Henkel AG & Co. KGaA	43,674
687	Kimberly-Clark Corp.	83,216
4,586	Lion Corp.	79,765

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Products – (continued)
400	Reckitt Benckiser Group PLC	$ 34,322
412	Spectrum Brands Holdings, Inc.	54,957
309	Svenska Cellulosa AB SCA Class B	9,298
731	The Clorox Co.	87,720
2,144	The Procter & Gamble Co.	187,814
1,208	Unicharm Corp.	27,207

		779,359

Independent Power and Renewable Electricity Producers – 0.0%
3,048	AES Corp.	34,869
10,619	Calpine Corp.*	125,304
252	Electric Power Development Co. Ltd.	5,857
4,715	Meridian Energy Ltd.	9,110

		175,140

Industrial Conglomerates – 0.2%
967	3M Co.	169,051
111	DCC PLC	8,954
5,010	General Electric Co.	148,797
919	Honeywell International, Inc.	108,736
255	Jardine Matheson Holdings Ltd.	15,727
1,314	Keihan Holdings Co. Ltd.	8,753
2,071	Koninklijke Philips NV	60,768
79	Roper Technologies, Inc.	15,156
353	Seibu Holdings, Inc.	5,948
607	Siemens AG	78,520
1,415	Smiths Group PLC	26,820
7,198	Toshiba Corp.*	15,435

		662,665

Insurance – 0.6%
4,295	Admiral Group PLC	96,226
908	Aflac, Inc.	63,551
139	Ageas	5,952
50	Alleghany Corp.*	30,578
380	Allianz SE	64,586
525	American International Group, Inc.	33,736
798	Aon PLC	89,935
386	Arch Capital Group Ltd.*	34,103
835	Arthur J. Gallagher & Co.	44,948
1,452	Assicurazioni Generali SpA	23,170
543	Assurant, Inc.	52,742
982	Aviva PLC	5,913
1,570	AXA SA	38,586
664	Axis Capital Holdings Ltd.	42,503
94	Baloise Holding AG	12,104
419	Chubb Ltd.	55,094
616	Cincinnati Financial Corp.	43,477
1,380	CNP Assurances	25,934
329	Dai-ichi Life Holdings, Inc.	5,964
2,108	Direct Line Insurance Group PLC	9,443
212	Everest Re Group Ltd.	46,625
15	Fairfax Financial Holdings Ltd.	7,009

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
408	FNF Group	$ 14,427
438	Gjensidige Forsikring ASA	7,538
1,039	Great-West Lifeco, Inc.	28,473
74	Hannover Rueck SE	8,151
906	Industrial Alliance Insurance & Financial Services, Inc.	38,120
4,952	Insurance Australia Group Ltd.	21,670
280	Intact Financial Corp.	20,444
477	Japan Post Holdings Co. Ltd.	5,990
5,864	Legal & General Group PLC	17,391
723	Lincoln National Corp.	48,810
635	Loews Corp.	29,578
2,197	Manulife Financial Corp.	42,125
6,669	Mapfre SA	20,221
19	Markel Corp.*	17,575
1,460	Marsh & McLennan Cos., Inc.	99,309
14,527	Medibank Pvt. Ltd.	29,747
1,145	MetLife, Inc.	62,299
177	MS & AD Insurance Group Holdings, Inc.	5,921
238	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	44,817
647	NN Group NV	22,914
2,235	Old Mutual PLC	5,869
3,802	Poste Italiane SpA(a)	23,925
1,704	Power Corp. of Canada	39,979
1,482	Power Financial Corp.	38,506
826	Principal Financial Group, Inc.	47,156
947	Prudential Financial, Inc.	99,539
471	Prudential PLC	9,127
1,284	QBE Insurance Group Ltd.	12,182
574	Reinsurance Group of America, Inc.	72,020
229	RenaissanceRe Holdings Ltd.	31,217
3,319	RSA Insurance Group PLC	24,031
185	Sampo OYJ Class A	8,567
687	SCOR SE	23,251
188	Sompo Holdings, Inc.	6,807
440	St. James’s Place PLC	5,953
1,360	Standard Life PLC	5,942
1,249	Sun Life Financial, Inc.	49,298
4,549	Suncorp Group Ltd.	44,976
99	Swiss Life Holding AG*	30,055
439	Swiss Re AG	41,024
660	The Allstate Corp.	49,639
1,003	The Hartford Financial Services Group, Inc.	48,856
865	The Progressive Corp.	32,386
589	The Travelers Cos., Inc.	69,372
263	Tokio Marine Holdings, Inc.	10,966
504	Torchmark Corp.	37,064
385	Tryg A/S	7,366
7,462	UnipolSai SpA	15,562
1,162	Unum Group	52,790
630	W.R. Berkley Corp.	42,342
117	Willis Towers Watson PLC	14,640
356	XL Group Ltd.	13,375
176	Zurich Insurance Group AG*	50,683

		2,482,164

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – 0.2%
531	Amazon.com, Inc.*	$ 437,268
147	Expedia, Inc.	17,874
2,360	Liberty Interactive Corp. QVC Group Class A*	45,265
795	Netflix, Inc.*	111,864
602	Rakuten, Inc.*	6,009
4,940	Start Today Co. Ltd.	93,047
83	The Priceline Group, Inc.*	130,736
1,218	TripAdvisor, Inc.*	64,432
1,361	Zalando SE*(a)	53,826

		960,321

Internet Software & Services – 0.3%
167	Akamai Technologies, Inc.*	11,455
362	Alphabet, Inc. Class A*	296,909
382	Alphabet, Inc. Class C*	304,374
19,267	Auto Trader Group PLC(a)	97,310
40	CoStar Group, Inc.*	8,084
506	Dena Co. Ltd.	11,306
2,245	eBay, Inc.*	71,458
2,235	Facebook, Inc. Class A*	291,265
3,803	Kakaku.com, Inc.	68,845
126	MercadoLibre, Inc.	23,359
1,666	Mixi, Inc.	72,281
144	United Internet AG	6,035
290	VeriSign, Inc.*	23,261
1,729	Yahoo Japan Corp.	7,256
764	Yahoo!, Inc.*	33,670
398	Zillow Group, Inc. Class C*	14,081

		1,340,949

IT Services – 0.4%
1,206	Accenture PLC Class A	137,327
323	Alliance Data Systems Corp.	73,767
320	Amadeus IT Group SA	14,803
1,407	Atos SE	149,697
582	Automatic Data Processing, Inc.	58,776
498	Broadridge Financial Solutions, Inc.	33,132
711	Capgemini SA	57,888
122	CGI Group, Inc. Class A*	5,866
978	Cognizant Technology Solutions Corp. Class A*	51,433
275	Computer Sciences Corp.	17,105
910	Computershare Ltd.	8,896
1,049	Fidelity National Information Services, Inc.	83,312
206	Fiserv, Inc.*	22,131
78	FleetCor Technologies, Inc.*	11,504
3,881	Fujitsu Ltd.	22,556
824	Gartner, Inc.*	81,873
118	Global Payments, Inc.	9,119
1,516	International Business Machines Corp.	264,572
843	MasterCard, Inc. Class A	89,636

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
242	Nomura Research Institute Ltd.	$ 8,269
668	NTT Data Corp.	33,665
130	Obic Co. Ltd.	6,240
120	Otsuka Corp.	6,176
823	Paychex, Inc.	49,619
1,171	PayPal Holdings, Inc.*	46,582
470	Sabre Corp.	11,515
3,471	The Western Union Co.	67,962
1,217	Total System Services, Inc.	61,678
419	Vantiv, Inc. Class A*	26,079
719	Visa, Inc. Class A	59,468
6,224	Worldpay Group PLC(a)	22,454

		1,593,100

Leisure Products – 0.0%
798	Bandai Namco Holdings, Inc.	21,977
725	Hasbro, Inc.	59,820
335	Mattel, Inc.	8,780
362	Sankyo Co. Ltd.	12,087
1,145	Sega Sammy Holdings, Inc.	17,979
38	Shimano, Inc.	5,992
194	Yamaha Corp.	5,926

		132,561

Life Sciences Tools & Services – 0.1%
292	Agilent Technologies, Inc.	14,299
18	Eurofins Scientific SE	8,081
97	Illumina, Inc.*	15,530
45	Lonza Group AG*	8,267
239	Mettler-Toledo International, Inc.*	101,965
593	QIAGEN NV*	17,256
528	Quintiles IMS Holdings, Inc.*	41,443
473	Thermo Fisher Scientific, Inc.	72,081
131	Waters Corp.*	18,556

		297,478

Machinery – 0.3%
346	AGCO Corp.	21,729
208	Alstom SA*	5,902
648	Amada Holdings Co. Ltd.	7,616
255	ANDRITZ AG	13,783
1,191	Atlas Copco AB Class A	38,197
899	Atlas Copco AB Class B	26,072
573	Caterpillar, Inc.	54,813
4,858	CNH Industrial NV	43,157
454	Cummins, Inc.	66,742
205	Deere & Co.	21,945
281	Dover Corp.	21,848
167	FANUC Corp.	32,787
116	Flowserve Corp.	5,703
497	Fortive Corp.	27,489
142	GEA Group AG	5,884
921	Hitachi Construction Machinery Co. Ltd.	21,181
74	Hoshizaki Corp.	6,030
8,463	IHI Corp.*	22,789
573	Illinois Tool Works, Inc.	72,886
662	IMI PLC	9,741

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
1,203	Ingersoll-Rand PLC	$ 95,458
357	JTEKT Corp.	5,863
1,043	Komatsu Ltd.	24,697
148	Kone OYJ Class B	6,691
372	Kubota Corp.	5,914
284	Kurita Water Industries Ltd.	6,737
167	Makita Corp.	11,599
248	MAN SE	25,711
265	Metso OYJ	8,147
235	Nabtesco Corp.	6,129
427	PACCAR, Inc.	28,741
351	Parker-Hannifin Corp.	51,643
666	Pentair PLC	39,048
2,397	Sandvik AB	32,356
128	Schindler Holding AG	24,260
591	SKF AB Class B	11,892
22	SMC Corp.	6,005
162	Snap-on, Inc.	29,408
471	Stanley Black & Decker, Inc.	58,404
2,053	Sumitomo Heavy Industries Ltd.	14,115
141	The Middleby Corp.*	18,919
1,006	The Weir Group PLC	25,485
360	THK Co. Ltd.	8,871
2,206	Volvo AB Class B	28,232
55	WABCO Holdings, Inc.*	5,997
133	Wabtec Corp.	11,523
118	Wartsila OYJ Abp	5,926
793	Xylem, Inc.	39,103
40,723	Yangzijiang Shipbuilding Holdings Ltd.	23,289
851	Zardoya Otis SA	7,183

		1,193,640

Marine – 0.0%
621	Kuehne & Nagel International AG	84,970
13,785	Mitsui OSK Lines Ltd.	43,807

		128,777

Media – 0.2%
186	Axel Springer AG	9,804
193	Charter Communications, Inc. Class A*	62,522
2,453	Comcast Corp. Class A	185,005
127	Dentsu, Inc.	5,870
434	Discovery Communications, Inc. Class A*	12,304
576	Discovery Communications, Inc. Class C*	15,961
1,811	Eutelsat Communications SA	30,890
971	Hakuhodo DY Holdings, Inc.	11,947
235	Lagardere SCA	5,896
422	Liberty Broadband Corp. Class C*	36,014
538	Liberty Global PLC Class A*	19,626
795	Liberty Global PLC Series C*	27,928
3,880	News Corp. Class A	47,685
442	Omnicom Group, Inc.	37,857
167	ProSiebenSat.1 Media SE	7,104
546	Publicis Groupe SA	37,510

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
147	REA Group Ltd.	$ 5,869
596	RTL Group*	45,533
2,300	Schibsted ASA Class A	60,819
2,451	Schibsted ASA Class B	61,027
142	Scripps Networks Interactive, Inc. Class A	10,815
300	SES SA	5,833
688	Shaw Communications, Inc. Class B	14,841
3,053	Sirius XM Holdings, Inc.	14,410
1,648	TEGNA, Inc.	37,756
114	Telenet Group Holding NV*	6,117
536	The Interpublic Group of Cos., Inc.	12,612
1,177	The Walt Disney Co.	130,235
728	Time Warner, Inc.	70,507
306	Toho Co. Ltd.	8,825
580	Twenty-First Century Fox, Inc. Class A	18,200
337	Twenty-First Century Fox, Inc. Class B	10,450
418	Vivendi SA	7,664
1,307	WPP PLC	30,419

		1,105,855

Metals & Mining – 0.2%
316	Agnico Eagle Mines Ltd.	15,073
14,505	Alumina Ltd.	21,372
1,989	Anglo American PLC*	34,287
834	Antofagasta PLC	8,812
3,199	ArcelorMittal*	24,944
1,528	Barrick Gold Corp.	28,159
2,181	BHP Billiton Ltd.	44,249
1,688	BHP Billiton PLC	30,785
933	Boliden AB	27,218
2,106	Eldorado Gold Corp.*	7,445
1,170	First Quantum Minerals Ltd.	14,755
10,919	Fortescue Metals Group Ltd.	55,253
233	Franco-Nevada Corp.	15,155
2,122	Freeport-McMoRan, Inc.*	35,331
892	Fresnillo PLC	16,374
32,257	Glencore PLC*	133,598
706	Goldcorp, Inc.	11,415
433	Hitachi Metals Ltd.	6,003
12,685	Kinross Gold Corp.*	49,424
416	Maruichi Steel Tube Ltd.	13,950
496	Mitsubishi Materials Corp.	16,926
1,655	Newcrest Mining Ltd.	27,141
2,096	Newmont Mining Corp.	76,043
758	Nippon Steel & Sumitomo Metal Corp.	18,311
1,377	Norsk Hydro ASA	7,855
778	Nucor Corp.	45,194
163	Randgold Resources Ltd.	13,875
429	Rio Tinto Ltd.	21,695
1,048	Rio Tinto PLC	46,429
1,059	Silver Wheaton Corp.	23,414
25,552	South32 Ltd.	53,480
1,070	Teck Resources Ltd. Class B	26,223
432	ThyssenKrupp AG	10,944
1,695	Turquoise Hill Resources Ltd.*	6,135
285	voestalpine AG	12,085
10,335	Yamana Gold, Inc.	34,152

		1,033,504

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
1,616	AGNC Investment Corp.	$ 30,171
3,218	Annaly Capital Management, Inc.	32,888

		63,059

Multi-Utilities – 0.1%
1,607	AGL Energy Ltd.	27,556
586	Ameren Corp.	30,853
312	Atco Ltd.	10,986
236	Canadian Utilities Ltd. Class A	6,718
1,546	CenterPoint Energy, Inc.	40,521
6,181	Centrica PLC	17,498
626	CMS Energy Corp.	26,668
448	Consolidated Edison, Inc.	33,309
576	Dominion Resources, Inc.	43,937
361	DTE Energy Co.	35,609
4,070	DUET Group	8,650
767	E.ON SE	5,908
806	Engie SA	9,650
174	Innogy SE*(a)	5,951
2,125	National Grid PLC	24,890
615	NiSource, Inc.	13,758
569	Public Service Enterprise Group, Inc.	25,178
428	SCANA Corp.	29,404
265	Sempra Energy	27,133
500	Suez	7,574
510	Veolia Environnement SA	8,687
477	WEC Energy Group, Inc.	28,167

		468,605

Multiline Retail – 0.2%
67	Canadian Tire Corp. Ltd. Class A	7,126
1,169	Dollar General Corp.	86,296
498	Dollar Tree, Inc.*	38,441
1,059	Dollarama, Inc.	80,203
163	Don Quijote Holdings Co. Ltd.	5,916
3,516	Harvey Norman Holdings Ltd.	13,335
2,531	Kohl’s Corp.	100,810
2,765	Macy’s, Inc.	81,678
3,507	Marks & Spencer Group PLC	14,865
1,486	Next PLC	71,701
2,324	Nordstrom, Inc.	102,767
327	Ryohin Keikaku Co. Ltd.	61,299
1,380	Takashimaya Co. Ltd.	11,884
1,803	Target Corp.	116,257

		792,578

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 0.5%
251	AltaGas Ltd.	$ 5,970
398	Anadarko Petroleum Corp.	27,673
207	Apache Corp.	12,383
15,208	BP PLC	90,830
1,418	Caltex Australia Ltd.	30,757
3,149	Cameco Corp.	40,099
460	Canadian Natural Resources Ltd.	13,907
737	Cenovus Energy, Inc.	10,059
1,479	Chevron Corp.	164,687
78	Cimarex Energy Co.	10,546
83	Concho Resources, Inc.*	11,574
446	ConocoPhillips	21,747
308	Continental Resources, Inc.*	14,956
268	Devon Energy Corp.	12,205
480	Enagas SA	11,788
440	Enbridge, Inc.	18,733
1,311	Encana Corp.	16,734
910	Eni SpA	13,992
400	EOG Resources, Inc.	40,632
93	EQT Corp.	5,639
3,620	Exxon Mobil Corp.	303,682
802	Galp Energia SGPS SA	11,817
123	Hess Corp.	6,664
4,116	Husky Energy, Inc.*	53,109
1,635	Idemitsu Kosan Co. Ltd.	50,557
576	Imperial Oil Ltd.	18,937
829	Inter Pipeline Ltd.	17,978
7,964	JX Holdings, Inc.	37,558
199	Keyera Corp.	5,842
286	Kinder Morgan, Inc.	6,389
129	Koninklijke Vopak NV	5,541
703	Lundin Petroleum AB*	15,171
418	Marathon Oil Corp.	7,001
746	Marathon Petroleum Corp.	35,845
199	Murphy Oil Corp.	5,753
1,513	Neste Oil OYJ	52,642
148	Noble Energy, Inc.	5,884
296	Occidental Petroleum Corp.	20,060
450	OMV AG	15,749
539	ONEOK, Inc.	29,704
3,965	Origin Energy Ltd.	21,261
375	Parsley Energy, Inc. Class A*	13,207
709	Pembina Pipeline Corp.	21,996
232	Phillips 66	18,936
118	Pioneer Natural Resources Co.	21,267
557	PrairieSky Royalty Ltd.	13,056
5,459	Repsol SA	80,912
3,628	Royal Dutch Shell PLC Class A	98,397
3,457	Royal Dutch Shell PLC Class B	97,641
1,109	Seven Generations Energy Ltd. Class A*	22,167
2,441	Showa Shell Sekiyu K.K.	23,928
8,662	Snam SpA	32,969
759	Statoil ASA	14,153
1,139	Suncor Energy, Inc.	35,328
470	Targa Resources Corp.	27,081
1,163	Tesoro Corp.	94,029
1,137	The Williams Cos., Inc.	32,791
1,043	TOTAL SA	52,771

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,093	TransCanada Corp.	$ 51,565
1,959	Valero Energy Corp.	128,824
1,219	Veresen, Inc.	12,394
301	Vermilion Energy, Inc.	12,417
490	Woodside Petroleum Ltd.	11,749

		2,219,633

Paper & Forest Products – 0.0%
1,303	Mondi PLC	28,799
4,753	Oji Holdings Corp.	21,038
807	Stora Enso OYJ Class R	9,158
2,523	UPM-Kymmene OYJ	57,221
514	West Fraser Timber Co. Ltd.	17,554

		133,770

Personal Products – 0.2%
615	Beiersdorf AG	54,562
307	Coty, Inc. Class A	5,894
129	Edgewell Personal Care Co.*	10,170
1,476	Kao Corp.	73,039
692	Kose Corp.	58,930
558	L’Oreal SA	101,454
680	Pola Orbis Holdings, Inc.	64,602
2,986	Shiseido Co. Ltd.	83,456
1,541	The Estee Lauder Cos., Inc. Class A	125,145
1,947	Unilever NV	78,974
2,652	Unilever PLC	107,421

		763,647

Pharmaceuticals – 0.6%
4,261	Astellas Pharma, Inc.	57,190
472	AstraZeneca PLC	25,049
1,033	Bayer AG	114,745
1,865	Bristol-Myers Squibb Co.	91,683
204	Chugai Pharmaceutical Co. Ltd.	5,995
1,009	Daiichi Sankyo Co. Ltd.	22,574
107	Eisai Co. Ltd.	5,898
965	Eli Lilly & Co.	74,334
10,268	Endo International PLC*	125,680
56	Galenica AG	61,398
5,668	GlaxoSmithKline PLC	109,534
257	Hikma Pharmaceuticals PLC	5,920
116	Hisamitsu Pharmaceutical Co., Inc.	6,055
174	Jazz Pharmaceuticals PLC*	21,214
3,307	Johnson & Johnson	374,518
2,423	Mallinckrodt PLC*	118,073
2,406	Merck & Co., Inc.	149,148
230	Merck KGaA	25,376
1,084	Mitsubishi Tanabe Pharma Corp.	21,742
2,585	Mylan NV*	98,359
1,082	Novartis AG	79,881
1,769	Novo Nordisk A/S Class B	63,931
1,441	Orion OYJ Class B	67,077
456	Otsuka Holdings Co. Ltd.	21,007
4,898	Pfizer, Inc.	155,414
607	Roche Holding AG	143,828
515	Sanofi	41,394

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
487	Santen Pharmaceutical Co. Ltd.	$ 6,120
124	Shionogi & Co. Ltd.	5,972
1,686	Sumitomo Dainippon Pharma Co. Ltd.	28,601
152	Taisho Pharmaceutical Holdings Co. Ltd.	12,848
346	Takeda Pharmaceutical Co. Ltd.	14,492
706	Taro Pharmaceutical Industries Ltd.*	73,770
3,719	Teva Pharmaceutical Industries Ltd. ADR	124,326
87	UCB SA	6,009
3,255	Valeant Pharmaceuticals International, Inc.*	44,926
958	Zoetis, Inc.	52,632

		2,456,713

Professional Services – 0.2%
255	Adecco Group AG	18,246
512	Bureau Veritas SA	10,027
5,156	Capita PLC	32,530
109	Equifax, Inc.	12,783
1,840	Experian PLC	35,535
256	IHS Markit Ltd.*	10,099
323	Intertek Group PLC	13,827
798	ManpowerGroup, Inc.	76,177
251	Nielsen Holdings PLC	10,268
862	Randstad Holding NV	50,151
1,718	Recruit Holdings Co. Ltd.	75,206
968	RELX NV	16,350
1,765	RELX PLC	31,682
2,360	Robert Half International, Inc.	111,062
542	SEEK Ltd.	5,941
41	SGS SA	86,993
505	The Dun & Bradstreet Corp.	61,923
190	Verisk Analytics, Inc.*	15,702
973	Wolters Kluwer NV	37,209

		711,711

Real Estate Management & Development – 0.1%
155	Azrieli Group Ltd.	7,075
7,390	CapitaLand Ltd.	17,246
1,192	CBRE Group, Inc. Class A*	36,189
919	City Developments Ltd.	6,032
258	Daito Trust Construction Co. Ltd.	36,068
222	Daiwa House Industry Co. Ltd.	6,012
1,118	First Capital Realty, Inc.	17,785
6,630	Global Logistic Properties Ltd.	12,219
886	Hongkong Land Holdings Ltd.	5,984
673	Hulic Co. Ltd.	6,562
203	Jones Lang LaSalle, Inc.	20,915
2,061	LendLease Group	22,039
409	Mitsubishi Estate Co. Ltd.	7,785
258	Mitsui Fudosan Co. Ltd.	5,957

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development – (continued)
347	Nomura Real Estate Holdings, Inc.	$ 5,969
345	Sumitomo Realty & Development Co. Ltd.	9,333
155	Swiss Prime Site AG*	12,912
450	Tokyo Tatemono Co. Ltd.	5,959
1,313	UOL Group Ltd.	5,947
341	Vonovia SE	11,172

		259,160

Road & Rail – 0.1%
19	AMERCO	7,157
7,423	Aurizon Holdings Ltd.	28,201
650	Canadian National Railway Co.	45,177
39	Canadian Pacific Railway Ltd.	5,899
129	Central Japan Railway Co.	20,845
3,469	ComfortDelGro Corp. Ltd.	5,936
1,040	CSX Corp.	48,246
125	DSV A/S	6,079
134	East Japan Railway Co.	12,135
319	Hankyu Hanshin Holdings, Inc.	10,824
290	J.B. Hunt Transport Services, Inc.	28,733
148	Kansas City Southern	12,715
2,262	Keikyu Corp.	26,526
1,113	Keio Corp.	9,148
252	Keisei Electric Railway Co. Ltd.	5,966
2,638	Kintetsu Group Holdings Co. Ltd.	10,141
2,395	Nagoya Railroad Co. Ltd.	11,790
5,490	Nippon Express Co. Ltd.	29,042
355	Norfolk Southern Corp.	41,698
381	Odakyu Electric Railway Co. Ltd.	7,545
2,305	Tobu Railway Co. Ltd.	11,698
1,014	Tokyu Corp.	7,468
807	Union Pacific Corp.	86,010
95	West Japan Railway Co.	6,189

		485,168

Semiconductors & Semiconductor Equipment – 0.3%
534	Analog Devices, Inc.	40,018
2,216	Applied Materials, Inc.	75,898
309	ASML Holding NV	37,520
263	Broadcom Ltd.	52,468
1,082	Infineon Technologies AG	19,910
7,642	Intel Corp.	281,378
628	KLA-Tencor Corp.	53,449
1,148	Linear Technology Corp.	72,473
719	Marvell Technology Group Ltd.	10,692
389	Maxim Integrated Products, Inc.	17,303
512	Microchip Technology, Inc.	34,483
960	Micron Technology, Inc.*	23,146
729	NVIDIA Corp.	79,592
122	NXP Semiconductors NV*	11,938

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
892	Qorvo, Inc.*	$ 57,275
2,012	QUALCOMM, Inc.	107,501
109	Rohm Co. Ltd.	6,970
497	Skyworks Solutions, Inc.	45,595
1,216	STMicroelectronics NV	16,049
2,027	Texas Instruments, Inc.	153,120
268	Tokyo Electron Ltd.	27,761
488	Xilinx, Inc.	28,402

		1,252,941

Software – 0.5%
1,263	Activision Blizzard, Inc.	50,785
462	Adobe Systems, Inc.*	52,382
172	ANSYS, Inc.*	16,041
385	Autodesk, Inc.*	31,316
1,785	CA, Inc.	55,817
4,523	Cadence Design Systems, Inc.*	117,734
588	CDK Global, Inc.	36,779
90	Check Point Software Technologies Ltd.*	8,889
753	Citrix Systems, Inc.*	68,666
245	Constellation Software, Inc.	110,658
258	Dassault Systemes	19,973
1,092	Dell Technologies, Inc. Class V*	68,785
660	Electronic Arts, Inc.*	55,064
826	Fortinet, Inc.*	27,473
868	Gemalto NV	50,444
1,251	Intuit, Inc.	148,344
864	LINE Corp.*	27,670
8,862	Microsoft Corp.	572,928
86	Nice Ltd.	6,018
74	Nintendo Co. Ltd.	15,146
5,338	Nuance Communications, Inc.*	84,661
172	Open Text Corp.	5,887
3,239	Oracle Corp.	134,948
706	Red Hat, Inc.*	53,571
609	salesforce.com, Inc.*	48,172
600	SAP SE	54,870
556	ServiceNow, Inc.*	50,385
396	Splunk, Inc.*	22,913
1,726	Symantec Corp.	47,551
1,327	Synopsys, Inc.*	83,455
9,824	The Sage Group PLC	75,980
154	Trend Micro, Inc.	5,976
533	VMware, Inc. Class A*	46,659

		2,255,940

Specialty Retail – 0.6%
280	ABC-Mart, Inc.	16,301
350	Advance Auto Parts, Inc.	57,484
582	AutoNation, Inc.*	30,916
132	AutoZone, Inc.*	95,697
2,998	Bed Bath & Beyond, Inc.	120,969
2,936	Best Buy Co., Inc.	130,711
213	CarMax, Inc.*	14,209
1,424	Dick’s Sporting Goods, Inc.	73,478
1,561	Dixons Carphone PLC	6,227
85	Dufry AG*	12,134

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
113	Fast Retailing Co. Ltd.	$ 35,540
1,347	Foot Locker, Inc.	92,323
4,680	Hennes & Mauritz AB	133,904
648	Hikari Tsushin, Inc.	59,217
2,260	Industria de Diseno Textil SA	74,751
15,541	Kingfisher PLC	65,937
1,624	L Brands, Inc.	97,781
1,646	Lowe’s Cos., Inc.	120,290
497	Nitori Holdings Co. Ltd.	55,700
321	O’Reilly Automotive, Inc.*	84,189
1,984	Ross Stores, Inc.	131,162
115	Shimamura Co. Ltd.	15,073
432	Signet Jewelers Ltd.	33,553
11,154	Staples, Inc.	102,617
5,394	The Gap, Inc.	124,224
1,804	The Home Depot, Inc.	248,194
1,780	The TJX Cos., Inc.	133,358
686	Tiffany & Co.	54,002
1,377	Tractor Supply Co.	101,444
344	Ulta Salon, Cosmetics & Fragrance, Inc.*	93,664
343	USS Co. Ltd.	6,020
6,591	Yamada Denki Co. Ltd.	36,313

		2,457,382

Technology Hardware, Storage & Peripherals – 0.3%
7,399	Apple, Inc.	897,869
1,872	Brother Industries Ltd.	34,553
583	Canon, Inc.	17,249
988	FUJIFILM Holdings Corp.	38,260
3,153	Hewlett Packard Enterprise Co.	71,510
3,048	HP, Inc.	45,872
3,659	Konica Minolta, Inc.	37,904
692	NetApp, Inc.	26,517
665	Ricoh Co. Ltd.	5,933
504	Seagate Technology PLC	22,756
547	Seiko Epson Corp.	11,269
360	Western Digital Corp.	28,703
8,495	Xerox Corp.	58,870

		1,297,265

Textiles, Apparel & Luxury Goods – 0.3%
748	adidas AG	118,038
1,656	Asics Corp.	32,258
5,472	Burberry Group PLC	113,158
347	Christian Dior SE	74,489
120	Cie Financiere Richemont SA	9,346
2,656	Coach, Inc.	99,202
234	Gildan Activewear, Inc.	6,121
261	Hanesbrands, Inc.	6,188
251	Hermes International	109,081
1,347	HUGO BOSS AG	86,542
85	Kering	20,233
1,407	Lululemon Athletica, Inc.*	94,987
1,407	Luxottica Group SpA	75,546
405	LVMH Moet Hennessy Louis Vuitton SE	81,617
2,756	Michael Kors Holdings Ltd.*	117,984
2,403	NIKE, Inc. Class B	127,119
227	Pandora A/S	29,748

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
623	PVH Corp.	$ 58,444
978	Ralph Lauren Corp.	86,484
205	The Swatch Group AG	23,144
2,325	Under Armour, Inc. Class A*	49,964
2,799	Under Armour, Inc. Class C*	53,797
1,426	VF Corp.	73,410

		1,546,900

Thrifts & Mortgage Finance – 0.0%
838	New York Community Bancorp, Inc.	12,729

Tobacco – 0.1%
2,185	Altria Group, Inc.	155,528
1,606	British American Tobacco PLC	99,135
505	Imperial Tobacco Group PLC	23,396
446	Japan Tobacco, Inc.	14,386
2,033	Philip Morris International, Inc.	195,432
828	Reynolds American, Inc.	49,788
796	Swedish Match AB	25,915

		563,580

Trading Companies & Distributors – 0.2%
180	AerCap Holdings NV*	7,969
1,304	Ashtead Group PLC	26,438
126	Brenntag AG	7,330
478	Bunzl PLC	12,600
2,094	Fastenal Co.	104,030
1,285	Finning International, Inc.	26,011
2,578	Itochu Corp.	35,514
4,144	Marubeni Corp.	25,214
1,836	MISUMI Group, Inc.	34,303
2,455	Mitsubishi Corp.	55,459
3,672	Mitsui & Co. Ltd.	53,890
2,680	Rexel SA	46,742
3,442	Sumitomo Corp.	43,148
811	Toyota Tsusho Corp.	22,307
297	United Rentals, Inc.*	37,573
429	W.W. Grainger, Inc.	108,353
1,431	Wolseley PLC	88,622

		735,503

Transportation Infrastructure – 0.0%
805	Abertis Infraestructuras SA	11,535
164	Aena SA(a)	23,850
88	Aeroports de Paris	9,765
580	Atlantia SpA	13,218
1,198	Auckland International Airport Ltd.	6,009
133	Fraport AG Frankfurt Airport Services Worldwide	7,959
1,026	Kamigumi Co. Ltd.	9,974
241	Macquarie Infrastructure Corp.	18,073
4,689	SATS Ltd.	17,567
1,456	Sydney Airport	6,461
1,496	Transurban Group	11,576

		135,987

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Water Utilities – 0.0%
334	American Water Works Co., Inc.	$ 24,529
588	Severn Trent PLC	16,854
1,441	United Utilities Group PLC	16,688

		58,071

Wireless Telecommunication Services – 0.1%
531	KDDI Corp.	14,267
525	NTT DOCOMO, Inc.	12,553
333	Rogers Communications, Inc. Class B	14,446
763	SoftBank Group Corp.	58,781
2,860	Sprint Corp.*	26,398
16,649	StarHub Ltd.	35,054
538	T-Mobile US, Inc.*	33,501
688	Tele2 AB Class B	6,066
11,259	Vodafone Group PLC	27,579

		228,645

TOTAL COMMON STOCKS (Cost $58,261,410)		$ 58,266,190

Shares	Rate	Value
Preferred Stocks – 0.0%
Automobiles – 0.0%
Bayerische Motoren Werke AG
78	4.600%	$ 5,859
Volkswagen AG
37	0.120	5,778

		11,637

Chemicals – 0.0%
Fuchs Petrolub SE
1,088	1.890	49,824

TOTAL PREFERRED STOCKS (Cost $61,267)		$ 61,461

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – 2.9%
Options on Futures – 2.9%
Credit Suisse International (London) Call - Eurodollar Futures
104	$98.000	12/17/18	$ 94,900
Credit Suisse International (London) Call - Eurodollar Futures
32	98.750	03/13/17	14,000
Credit Suisse International (London) Put - Eurodollar Futures
577	100.000	03/16/20	3,382,662
Credit Suisse International (London) Call - Eurodollar Futures
80	98.125	09/17/18	62,500
Credit Suisse International (London) Call - Eurodollar Futures
577	97.000	12/18/17	2,163,750
Credit Suisse International (London) Call - Eurodollar Futures
1,228	97.875	12/18/17	1,941,775

Contracts	Exercise Price	Expiration Date	Value
Option Contracts Purchased – (continued)
Options on Futures – (continued)
Credit Suisse International (London) Call - Eurodollar Futures
1,378	$98.000	09/18/17	$ 2,222,025
Credit Suisse International (London) Call - Eurodollar Futures
1,345	98.125	06/19/17	2,168,812
Credit Suisse International (London) Call - Eurodollar Futures
120	98.125	12/17/18	90,000
Credit Suisse International (London) Call - Eurodollar Futures
99	98.375	06/18/18	48,263
Credit Suisse International (London) Call - Eurodollar Futures
33	98.250	06/18/18	21,038
Credit Suisse International (London) Call - Eurodollar Futures
137	98.625	03/13/17	102,750
Credit Suisse International (London) Call - Eurodollar Futures
112	98.250	09/17/18	70,000
Credit Suisse International (London) Call - Eurodollar Futures
71	98.375	03/19/18	35,944
Credit Suisse International (London) Call - Eurodollar Futures
99	97.875	03/18/19	107,662
Credit Suisse International (London) Call - Eurodollar Futures
141	98.000	03/18/19	130,425
Credit Suisse International (London) Call - Eurodollar Futures
123	98.375	03/13/17	169,125
Credit Suisse International (London) Call - Eurodollar Futures
166	97.750	06/17/19	212,687
Credit Suisse International (London) Call - Eurodollar Futures
2,158	99.375	03/13/17	13,488
Credit Suisse International (London) Call - Eurodollar Futures
108	98.500	06/19/17	74,250

TOTAL OPTION CONTRACTS PURCHASED (Cost $14,390,804)			$ 13,126,056

Shares	Description	Value
Exchange Traded Funds – 72.5%
1,651,193	iShares Core MSCI Emerging Markets ETF	$ 74,699,971
1,456,411	iShares MSCI EAFE ETF	86,845,788
644,288	iShares MSCI EAFE Small-Cap ETF(b)	33,341,904
618,031	Vanguard S&P 500 ETF	129,149,938

TOTAL EXCHANGE TRADED FUNDS (Cost $311,017,486)		$324,037,601

Shares	Distribution Rate	Value
Investment Company(c)(d) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,076	0.472%	$ 6,076

TOTAL INVESTMENT COMPANIES (Cost $6,076)		$ 6,076

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $383,737,043)		$395,497,384

Securities Lending Reinvestment Vehicle(c)(d) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,509,671	0.472%	$ 1,509,671
(Cost $1,509,671)

TOTAL INVESTMENTS – 88.8% (Cost $385,246,714)		$397,007,055

OTHER ASSETS IN EXCESS OF LIABILITIES – 11.2%		49,857,527

NET ASSETS – 100.0%		$446,864,582

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $307,471, which represents approximately 0.1% of net assets as of January 31, 2017.

(b)	All or a portion of security is on loan.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(d)	Represents an Affiliated Fund.

Currency Legend
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	CAD	3,339,045	USD	2,564,112	$2,566,088	02/03/17	$1,976
	CAD	4,150,000	USD	3,145,245	3,190,675	03/15/17	45,431
	EUR	5,968,782	USD	6,440,286	6,443,938	02/03/17	3,652
	HKD	380,000	USD	48,949	49,000	03/15/17	51
	JPY	21,000,000	USD	184,032	186,283	03/15/17	2,251
	NZD	136,023	USD	99,742	99,791	02/03/17	49
	SEK	5,639,973	USD	644,205	644,862	02/03/17	656
	SEK	150,000	USD	16,812	17,186	03/15/17	374
	USD	7,062,629	GBP	5,585,000	7,032,766	03/15/17	29,863
	USD	1,323,656	HKD	10,260,000	1,323,004	03/15/17	652
	USD	102,606	NZD	140,000	102,580	03/15/17	26

TOTAL							$84,981

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	AUD	2,413,052	USD	1,830,116	$1,829,924	02/03/17	$(192)
	CHF	1,404,595	USD	1,419,880	1,419,625	02/03/17	(255)
	DKK	2,111,018	USD	306,533	306,488	02/03/17	(45)
	GBP	2,868,232	USD	3,609,091	3,608,394	02/03/17	(697)
	JPY	612,942,836	USD	5,442,268	5,428,957	02/03/17	(13,310)
	NOK	1,826,740	USD	221,721	221,480	02/03/17	(240)
	SGD	630,612	USD	447,509	447,465	02/03/17	(44)
	USD	7,094,061	AUD	9,430,000	7,144,216	03/15/17	(50,154)
	USD	8,271,565	CHF	8,220,000	8,327,550	03/15/17	(55,985)
	USD	1,582,869	DKK	10,900,000	1,585,533	03/15/17	(2,663)
	USD	28,863,815	EUR	26,720,000	28,899,788	03/15/17	(35,971)
	USD	10,099,521	GBP	8,030,000	10,111,569	03/15/17	(12,048)
	USD	1,747,137	HKD	13,550,000	1,747,242	03/15/17	(104)
	USD	232,616	ILS	880,000	233,702	03/15/17	(1,087)
	USD	23,525,453	JPY	2,658,000,000	23,578,143	03/15/17	(52,690)
	USD	650,718	NOK	5,400,000	654,936	03/15/17	(4,220)
	USD	78,518	NZD	110,000	80,598	03/15/17	(2,080)
	USD	2,734,386	SEK	24,225,000	2,775,560	03/15/17	(41,174)
	USD	1,223,747	SGD	1,730,000	1,227,990	03/15/17	(4,248)

TOTAL							$(277,207)

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	642	March 2017	$43,639,950	$(286,568)
S&P Toronto Stock Exchange 60 Index	81	March 2017	11,296,738	71,659

TOTAL				$(214,909)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$385,820,813

Gross unrealized gain	13,301,477
Gross unrealized loss	(3,624,906)

Net unrealized security gain	$9,676,571

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash and/or U.S. Treasury securities received.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$63,955	$28,799	$—
Asia	6,009,375	386,299	—
Australia and Oceania	1,553,523	337,921	—
Europe	12,338,618	1,020,365	—
North America	36,556,625	—	—
South America	32,171	—	—
Exchange Traded Funds	324,037,601	—	—
Investment Company	6,076	—	—
Securities Lending Reinvestment Vehicle	1,509,671	—	—
Total	$382,107,615	$1,773,384	$—

Derivative Type
Assets(b)
Options Purchased	$13,126,056	$—	$—
Forward Foreign Currency Exchange Contracts	—	84,981	—
Futures Contracts	71,659	—	—
Total	$13,197,715	$84,981	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(277,207)	$—
Futures Contracts	(286,568)	—	—
Total	$(286,568)	$(277,207)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Brazil – 7.3%
735,600	Banco Bradesco SA (Banks)	$ 7,503,059
1,554,100	Banco Bradesco SA ADR (Banks)	16,053,853
474,100	Banco Santander Brasil SA ADR (Banks)(a)	4,698,331
1,426,200	CCR SA (Transportation)	7,023,359
106,300	Centrais Eletricas Brasileiras SA (Utilities)*	702,542
585,800	Companhia Siderurgica Nacional SA (Materials)*	2,148,621
1,078,500	Cosan SA Industria e Comercio (Energy)	13,782,110
1,682,100	Kroton Educacional SA (Consumer Services)	7,212,091
80,900	Multiplus SA (Media)	913,452
114,400	TIM Participacoes SA ADR (Telecommunication Services)	1,616,472
338,500	Vale SA ADR (Materials)	3,445,930

		65,099,820

Chile – 0.3%
124,336	CAP SA (Materials)	1,142,244
59,159	Sociedad Quimica y Minera de Chile SA ADR (Materials)	1,912,019

		3,054,263

China – 28.6%
50,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	513,485
38,477,000	Agricultural Bank of China Ltd. Class H (Banks)	16,072,683
134,200	Alibaba Group Holding Ltd. ADR (Software & Services)*	13,595,802
1,923,500	BAIC Motor Corp. Ltd. Class H (Automobiles & Components)(b)	1,843,484
20,715,000	Bank of China Ltd. Class H (Banks)	9,382,168
13,653,000	China Cinda Asset Management Co. Ltd. Class H (Diversified Financials)	4,729,885
20,402,000	China CITIC Bank Corp. Ltd. Class H (Banks)	13,418,560
39,637,000	China Construction Bank Corp. Class H (Banks)	29,386,435
1,320,000	China Everbright Ltd. (Diversified Financials)	2,520,183
11,500	China Lodging Group Ltd. ADR (Consumer Services)*	621,345
5,046,500	China Merchants Bank Co. Ltd. Class H (Banks)	12,638,274
1,699,000	China Mobile Ltd. (Telecommunication Services)	19,118,212
15,706,000	China Petroleum & Chemical Corp. Class H (Energy)	12,406,594
530,000	China Resources Beer Holdings Co. Ltd. (Food, Beverage & Tobacco) *	1,076,490
3,107,000	China Shenhua Energy Co. Ltd. Class H (Energy)	6,566,052
11,139,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	6,782,887
6,505,000	CNOOC Ltd. (Energy)	8,123,148

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
10,570,000	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles & Components)	$ 14,415,509
224,400	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	287,814
32,553,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	19,902,420
1,114,000	Longfor Properties Co. Ltd. (Real Estate)	1,603,803
58,900	NetEase, Inc. ADR (Software & Services)	14,954,710
141,600	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	6,733,080
24,200	SINA Corp. (Software & Services)*	1,687,224
1,562,000	Sinopec Engineering Group Co. Ltd. Class H (Capital Goods)	1,268,517
3,102,000	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Materials)	1,920,798
709,600	Sinopharm Group Co. Ltd. Class H (Health Care Equipment & Services)	3,242,812
1,141,300	Tencent Holdings Ltd. (Software & Services)	29,839,726
1,416,000	Tianneng Power International Ltd. (Automobiles & Components)	1,246,908
184,000	Weichai Power Co. Ltd. Class H (Capital Goods)	326,050

		256,225,058

Colombia – 0.4%
373,558	Ecopetrol SA ADR (Energy)*(a)	3,511,445

Hong Kong – 2.2%
1,543,500	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	5,311,244
4,401,000	Kingboard Laminates Holdings Ltd. (Technology Hardware & Equipment)	4,842,226
5,649,000	WH Group Ltd. (Food, Beverage & Tobacco)(b)	4,290,655
5,776,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)*	5,195,298

		19,639,423

Hungary – 0.3%
98,963	OTP Bank plc (Banks)	3,043,158

India – 4.7%
576,843	Apollo Tyres Ltd. (Automobiles & Components)	1,536,285
78,354	Bajaj Auto Ltd. (Automobiles & Components)	3,279,174
58,196	Bajaj Holdings & Investment Ltd. (Diversified Financials)	1,715,843
81,464	Bharat Petroleum Corp. Ltd. (Energy)	820,164
690,056	Cairn India Ltd. (Energy)	2,820,131
17,060	Eicher Motors Ltd. (Capital Goods)	5,801,124

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
168,704	ITC Ltd. (Food, Beverage & Tobacco)	$ 642,849
632,689	NMDC Ltd. (Materials)	1,344,866
3,660,586	Oil & Natural Gas Corp. Ltd. (Energy)	10,959,518
51,219	Tata Motors Ltd. ADR (Automobiles & Components)	1,995,492
2,916,068	Vedanta Ltd. (Materials)	10,911,330

		41,826,776

Indonesia – 1.7%
73,000	Gudang Garam Tbk. PT (Food, Beverage & Tobacco)	337,548
50,745,200	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	14,710,264

		15,047,812

Luxembourg – 0.6%
234,200	Ternium SA ADR (Materials)	5,353,812

Malaysia – 1.0%
2,029,500	AirAsia Bhd. (Transportation)	1,168,278
648,500	Genting Bhd. (Consumer Services)	1,201,200
2,405,100	Genting Malaysia Bhd. (Consumer Services)	2,735,416
395,700	IOI Corp. Bhd. (Food, Beverage & Tobacco)	394,072
399,100	Kuala Lumpur Kepong Bhd. (Food, Beverage & Tobacco)	2,171,668
264,300	Public Bank Bhd. (Banks)	1,199,330

		8,869,964

Mexico – 2.5%
528,500	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation)	2,255,062
229,900	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation)	1,781,233
552,200	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,646,673
3,674,800	Grupo Mexico SAB de CVSeries B (Materials)	11,020,787
2,750,500	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	4,866,974

		22,570,729

Philippines – 0.6%
144,260	GT Capital Holdings, Inc. (Diversified Financials)	3,782,784
391,280	Semirara Mining & Power Corp. (Energy)	1,063,017

		4,845,801

Poland – 1.9%
19,098	Bank Pekao SA (Banks)	646,101
109,078	Grupa Lotos SA (Energy)*	1,027,954
764,987	Polski Koncern Naftowy ORLEN SA (Energy)	15,524,460

		17,198,515

Qatar – 0.0%
37,759	Barwa Real Estate Co. (Real Estate)	361,246

Shares	Description	Value
Common Stocks – (continued)
Russia – 5.2%
876,600	Aeroflot PJSC (Transportation)*	$ 2,538,464
47,298	Bashneft PJSC (Energy)	3,181,670
82,490	LUKOIL PJSC ADR (Energy)	4,636,350
9,678,500	Magnitogorsk Iron & Steel OJSC (Materials)	6,335,541
72,279	Novolipetsk Steel PJSC GDR (Materials)	1,428,493
5,026,240	Sberbank of Russia PJSC (Banks)	14,366,707
875,760	Severstal PJSC GDR (Materials)	13,911,172

		46,398,397

South Africa – 7.9%
736,516	Barclays Africa Group Ltd. (Banks)	8,674,266
564,971	Barloworld Ltd. (Capital Goods)	4,645,230
139,811	Bid Corp. Ltd. (Food & Staples Retailing)	2,425,697
4,295,764	FirstRand Ltd. (Diversified Financials)	16,002,224
383,914	Hyprop Investments Ltd. (REIT)	3,415,130
82,135	Mondi Ltd. (Materials)	1,804,654
2,383	Naspers Ltd. Class N (Media)	379,641
316,665	Nedbank Group Ltd. (Banks)	5,462,162
244,480	RMB Holdings Ltd. (Diversified Financials)	1,179,546
1,952,746	Sanlam Ltd. (Insurance)	9,433,438
1,516,689	Standard Bank Group Ltd. (Banks)	16,219,005
189,944	Telkom SA SOC Ltd. (Telecommunication Services)	1,040,947

		70,681,940

South Korea – 14.6%
4,579	Doosan Corp. (Capital Goods)	414,136
51,610	Doosan Heavy Industries & Construction Co. Ltd. (Capital Goods)*	1,222,680
609,370	Doosan Infracore Co. Ltd. (Capital Goods)*	4,526,032
11,549	Halla Holdings Corp. (Automobiles & Components)	602,835
185,781	Hana Financial Group, Inc. (Banks)	5,508,554
203,352	Hankook Tire Co. Ltd. (Automobiles & Components)*	9,923,415
27,864	Hanwha Corp. (Capital Goods)*	845,563
40,974	Hyosung Corp. (Materials)*	4,776,607
188,857	Hyundai Development Co.-Engineering & Construction (Capital Goods)*	7,106,143
38,861	Hyundai Heavy Industries Co. Ltd. (Capital Goods)*	4,431,758
16,537	Hyundai Mobis Co. Ltd. (Automobiles & Components)*	3,440,294
23,691	KB Financial Group, Inc. (Banks)	958,664
170,605	LG Display Co. Ltd. (Technology Hardware & Equipment)	4,500,850
44,194	LS Corp. (Capital Goods)	2,388,952
133,838	Poongsan Corp. (Materials)	5,014,913

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
20,179	POSCO (Materials)	$ 4,716,341
19,637	Posco Daewoo Corp. (Capital Goods)	430,886
26,667	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	45,354,605
39,284	SFA Engineering Corp. (Technology Hardware & Equipment)*	2,381,062
51,047	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,357,551
94,569	SK Innovation Co. Ltd. (Energy)	12,811,262
643,029	Woori Bank (Banks)*	7,259,030

		130,972,133

Taiwan – 13.1%
3,034,000	AmTRAN Technology Co. Ltd. (Consumer Durables & Apparel)	2,181,876
3,178,000	Cathay Financial Holding Co. Ltd. (Insurance)	4,839,712
2,627,000	China Life Insurance Co. Ltd. (Insurance)	2,570,987
1,911,000	Formosa Chemicals & Fibre Corp. (Materials)	5,923,975
2,732,000	Highwealth Construction Corp. (Real Estate)	4,063,050
6,099,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	16,356,168
3,644,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,146,943
215,000	Kung Long Batteries Industrial Co. Ltd. (Capital Goods)	1,079,055
4,423,978	Lite-On Technology Corp. (Technology Hardware & Equipment)	6,682,183
2,276,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	5,521,964
552,000	Nien Hsing Textile Co. Ltd. (Consumer Durables & Apparel)	433,086
1,881,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,155,678
484,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	879,888
2,182,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	7,614,982
686,000	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	2,068,256
797,000	Systex Corp. (Software & Services)	1,542,971
1,374,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	42,488,886

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
597,000	Taiwan Styrene Monomer (Materials)	$ 394,913
298,000	Tong Yang Industry Co. Ltd. (Automobiles & Components)	550,097
428,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,201,417
552,000	Tripod Technology Corp. (Technology Hardware & Equipment)	1,345,593
853,000	WPG Holdings Ltd. (Technology Hardware & Equipment)	1,020,955

		117,062,635

Thailand – 2.6%
11,956,100	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	9,680,167
1,219,800	CP ALL PCL (Food & Staples Retailing)	2,095,168
1,759,500	Kiatnakin Bank PCL (Banks)	2,849,569
4,417,400	Thai Oil PCL (Energy)	9,003,610

		23,628,514

Turkey – 1.4%
970,373	Arcelik A/S (Consumer Durables & Apparel)	5,885,770
448,276	Eregli Demir ve Celik Fabrikalari TAS (Materials)	690,751
5,284,191	Petkim Petrokimya Holding A/S (Materials)	5,896,515

		12,473,036

TOTAL COMMON STOCKS (Cost $765,796,733)		$867,864,477

Shares	Description	Rate	Value
Preferred Stocks – 0.5%
Brazil – 0.5%
111,700	Banco do Estado do Rio Grande do Sul SA Class B (Banks)	0.042%	$ 558,104
238,000	Centrais Eletricas Brasileiras SA Class B (Utilities)*	0.104	1,865,944
52,140	Itau Unibanco Holding SA (Banks)	0.471	616,060
104,000	Vale SA (Materials)	0.166	1,008,985

TOTAL PREFERRED STOCKS (Cost $3,486,024)			$ 4,049,093

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 1.7%
United States – 1.7%
413,824	Vanguard FTSE Emerging Markets Fund	$ 15,659,100
(Cost $14,915,190)

Shares	Distribution Rate	Value
Investment Company(c) (d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
442	0.477%	$ 442
(Cost $442)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $784,198,389)		$887,573,112

Securities Lending Reinvestment Vehicle(c)(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,029,550	0.477%	$ 5,029,550
(Cost $5,029,550)

TOTAL INVESTMENTS – 99.7% (Cost $789,227,939)		$892,602,662

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		2,792,446

NET ASSETS – 100.0%		$895,395,108

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,134,139, which represents approximately 0.7% of net assets as of January 31, 2017.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$795,079,124

Gross unrealized gain	113,544,045
Gross unrealized loss	(16,020,507)

Net unrealized security gain	$97,523,538

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Australia – 10.6%
42,246	Altium Ltd. (Software & Services)	$ 258,898
458,648	Aristocrat Leisure Ltd. (Consumer Services)	5,318,847
49,487	ASX Ltd. (Diversified Financials)	1,873,044
1,451,677	Aurizon Holdings Ltd. (Transportation)	5,515,075
32,897	Australia & New Zealand Banking Group Ltd. (Banks)	730,918
164,775	BHP Billiton plc (Materials)	3,005,136
510,131	BlueScope Steel Ltd. (Materials)	4,337,790
41,797	Caltex Australia Ltd. (Energy)	907,105
409,696	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	3,029,841
69,015	CSR Ltd. (Materials)	231,112
382,092	Dexus Property Group (REIT)	2,602,911
474,060	Downer EDI Ltd. (Commercial & Professional Services)	2,231,396
1,194,699	Fortescue Metals Group Ltd. (Materials)	6,045,525
362,848	Insurance Australia Group Ltd. (Insurance)	1,587,978
28,551	JB Hi-Fi Ltd. (Retailing)	598,873
84,448	MACA Ltd. (Capital Goods)	101,587
101,063	Macquarie Group Ltd. (Diversified Financials)	6,489,810
388,146	Medibank Pvt Ltd. (Insurance)	795,441
103,830	Mineral Resources Ltd. (Materials)	969,486
441,144	National Australia Bank Ltd. (Banks)	10,144,600
1,017,938	OZ Minerals Ltd. (Materials)	6,945,997
1,076,531	Scentre Group (REIT)	3,592,289
619,314	South32 Ltd. (Materials)	1,296,214
601,368	Stockland (REIT)	1,984,466
136,170	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	1,201,295
257,651	Wesfarmers Ltd. (Food & Staples Retailing)	7,871,033
1,225,259	Whitehaven Coal Ltd. (Energy)*	2,646,406
65,566	WorleyParsons Ltd. (Energy)*	493,001

		82,806,074

Austria – 0.0%
4,060	Strabag SE (Capital Goods)	148,721

Belgium – 1.3%
2,809	Bekaert SA (Materials)	121,906
125,750	bpost SA (Transportation)	3,041,966
28,726	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	1,871,983
48,911	KBC Group NV (Banks)	3,176,629
31,484	Umicore SA (Materials)	1,763,560

		9,976,044

China – 0.2%
860,500	Fosun International Ltd. (Capital Goods)	1,306,010

Shares	Description	Value
Common Stocks – (continued)
Denmark – 0.9%
81,204	Danske Bank A/S (Banks)	$ 2,708,519
108,129	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,907,755
23,854	Sydbank A/S (Banks)	790,974

		7,407,248

Finland – 1.4%
20,609	Cramo OYJ (Capital Goods)	513,816
41,221	Neste OYJ (Energy)	1,434,206
82,810	Nokian Renkaat OYJ (Automobiles & Components)	3,106,493
459,596	Outokumpu OYJ (Materials)*	4,112,525
87,351	UPM-Kymmene OYJ (Materials)	1,981,113

		11,148,153

France – 8.0%
49,463	Arkema SA (Materials)	4,885,059
141,444	BNP Paribas SA (Banks)	9,048,435
6,801	Chargeurs SA (Consumer Durables & Apparel)	133,178
120,526	Cie de Saint-Gobain (Capital Goods)	5,922,130
52,403	Cie Generale des Etablissements Michelin Class B (Automobiles & Components)	5,629,785
5,272	Gecina SA (REIT)	679,839
46,951	Legrand SA (Capital Goods)	2,726,969
7,837	Metropole Television SA (Media)	154,051
7,340	Orange SA (Telecommunication Services)	113,949
276,732	Peugeot SA (Automobiles & Components)*	5,150,154
61,166	Renault SA (Automobiles & Components)	5,507,612
136,397	Rexel SA (Capital Goods)	2,378,894
87,339	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	7,020,003
150,757	Societe Generale SA (Banks)	7,370,140
2,113	Unibail-Rodamco SE (REIT)	486,945
93,930	Valeo SA (Automobiles & Components)	5,740,969

		62,948,112

Germany – 8.9%
102,283	Aareal Bank AG (Banks)	3,968,304
109,994	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	12,218,038
216,057	Deutsche Lufthansa AG (Registered) (Transportation)	2,886,219
117,928	Deutsche Post AG (Registered) (Transportation)	3,958,260
30,584	Deutz AG (Capital Goods)	203,535
37,970	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	3,005,125

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
39,528	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,222,639
2,531	Hannover Rueck SE (Insurance)	278,789
31,682	HOCHTIEF AG (Capital Goods)	4,516,299
453,509	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	8,345,166
29,471	Jenoptik AG (Technology Hardware & Equipment)	565,326
5,640	Koenig & Bauer AG (Capital Goods)*	300,629
75,210	LANXESS AG (Materials)	5,473,131
17,300	Linde AG (Materials)	2,813,402
15,249	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	1,682,451
151,832	METRO AG (Food & Staples Retailing)	5,195,806
22,394	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	4,216,932
2,456	Rheinmetall AG (Capital Goods)	188,477
57,913	Software AG (Software & Services)	2,089,126
42,257	STADA Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,176,539
65,146	Suedzucker AG (Food, Beverage & Tobacco)	1,723,479
53,419	Suess MicroTec AG (Semiconductors & Semiconductor Equipment)*(a)	441,116

		69,468,788

Hong Kong – 2.8%
1,489,400	AIA Group Ltd. (Insurance)	9,221,401
673,500	Cheung Kong Property Holdings Ltd. (Real Estate)	4,426,836
103,000	Galaxy Entertainment Group Ltd. (Consumer Services)	489,239
6,800	Jardine Strategic Holdings Ltd. (Capital Goods)	259,155
114,000	Sino Land Co. Ltd. (Real Estate)	188,368
776,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	316,282
791,000	Wheelock & Co. Ltd. (Real Estate)	4,807,636
358,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)*	322,008
479,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	1,753,290

		21,784,215

Shares	Description	Value
Common Stocks – (continued)
Ireland – 0.1%
10,471	Paddy Power Betfair plc (Consumer Services)	$ 1,094,173

Italy – 3.6%
2,091,653	Enel SpA (Utilities)	8,744,437
103,304	Eni SpA (Energy)	1,588,384
23,665	Interpump Group SpA (Capital Goods)	444,766
263,676	Intesa Sanpaolo SpA (Banks)	619,338
307,323	Leonardo SpA (Capital Goods)*	3,959,371
20,171	Mediobanca SpA (Banks)	173,673
202,081	Prysmian SpA (Capital Goods)	5,256,730
3,616,734	Telecom Italia SpA (Telecommunication Services)*	3,110,090
168,620	UniCredit SpA (Banks)(a)	4,602,822

		28,499,611

Japan – 23.2%
29,600	Ahresty Corp. (Automobiles & Components)	312,427
6,100	Aichi Steel Corp. (Materials)	266,997
20,700	Amada Holdings Co. Ltd. (Capital Goods)	243,301
70,000	Aozora Bank Ltd. (Banks)	254,938
10,100	Asatsu-DK, Inc. (Media)	267,329
26,000	Benesse Holdings, Inc. (Consumer Services)	756,749
67,000	Chiba Bank Ltd. (The) (Banks)	438,269
101,700	Chubu Electric Power Co., Inc. (Utilities)	1,357,748
19,900	Chugoku Electric Power Co., Inc. (The) (Utilities)	224,075
87,300	CMK Corp. (Technology Hardware & Equipment)*	518,189
162,800	Concordia Financial Group Ltd. (Banks)	858,676
35,700	Dai-ichi Life Holdings, Inc. (Insurance)	647,202
55,100	Daiwa House Industry Co. Ltd. (Real Estate)	1,492,227
442,000	Daiwa Securities Group, Inc. (Diversified Financials)	2,818,316
5,700	Disco Corp. (Semiconductors & Semiconductor Equipment)	727,798
28,500	DMG Mori Co. Ltd. (Capital Goods)	389,449
18,500	Fuji Media Holdings, Inc. (Media)	268,040
822,000	Fujitsu Ltd. (Software & Services)	4,777,427
868,000	Fukuoka Financial Group, Inc. (Banks)	3,831,607
18,500	Hachijuni Bank Ltd. (The) (Banks)	108,890
49,000	Hanwa Co. Ltd. (Capital Goods)	334,211
199,000	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	4,576,534
23,500	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	1,006,602
240,500	Honda Motor Co. Ltd. (Automobiles & Components)	7,157,014

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
19,400	Hosiden Corp. (Technology Hardware & Equipment)	$ 149,932
24,300	Idemitsu Kosan Co. Ltd. (Energy)	751,391
511,300	Inpex Corp. (Energy)	5,017,483
423,100	ITOCHU Corp. (Capital Goods)	5,828,584
394,700	Japan Post Holdings Co. Ltd. (Insurance)	4,956,166
206,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	6,647,869
82,800	JVC Kenwood Corp. (Consumer Durables & Apparel)	223,985
1,118,800	JX Holdings, Inc. (Energy)	5,276,237
9,300	Kansai Electric Power Co., Inc. (The) (Utilities)*	99,382
175,300	KDDI Corp. (Telecommunication Services)	4,710,027
11,300	Keihin Corp. (Automobiles & Components)	199,976
35,700	Komatsu Ltd. (Capital Goods)	845,327
69,500	Kuraray Co. Ltd. (Materials)	1,101,575
11,000	Mabuchi Motor Co. Ltd. (Capital Goods)	565,448
54,000	Makino Milling Machine Co. Ltd. (Capital Goods)	472,516
9,000	Meiko Network Japan Co. Ltd. (Consumer Services)	99,746
83,000	Miraca Holdings, Inc. (Health Care Equipment & Services)	3,782,776
870,400	Mitsubishi Chemical Holdings Corp. (Materials)	6,071,002
294,000	Mitsubishi Corp. (Capital Goods)	6,641,487
24,900	Mitsubishi Gas Chemical Co., Inc. (Materials)	477,591
829,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,313,002
421,800	Mitsui & Co. Ltd. (Capital Goods)	6,190,285
889,000	Mitsui Chemicals, Inc. (Materials)	4,180,601
1,132,300	Mizuho Financial Group, Inc. (Banks)	2,101,083
308,600	Nikon Corp. (Consumer Durables & Apparel)	4,980,567
724,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	4,167,720
237,400	Nippon Light Metal Holdings Co. Ltd. (Materials)	579,881
607,000	Nissan Motor Co. Ltd. (Automobiles & Components)	6,005,155
9,200	Nissin Electric Co. Ltd. (Capital Goods)	110,237
958,100	Nomura Holdings, Inc. (Diversified Financials)	5,939,129
157,700	NTT DOCOMO, Inc. (Telecommunication Services)	3,770,620
385,700	ORIX Corp. (Diversified Financials)	5,819,147
108,000	Sankyu, Inc. (Transportation)	680,982

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
74,700	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 4,671,703
121,400	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	4,847,304
39,900	Showa Denko KK (Materials)	654,768
181,600	Showa Shell Sekiyu KK (Energy)	1,780,150
21,000	SoftBank Group Corp. (Telecommunication Services)	1,617,835
142,300	Sojitz Corp. (Capital Goods)	366,767
14,100	Sompo Holdings, Inc. (Insurance)	510,558
56,000	Sumitomo Bakelite Co. Ltd. (Materials)	331,174
94,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	3,503,698
261,200	T&D Holdings, Inc. (Insurance)	3,869,557
16,500	THK Co. Ltd. (Capital Goods)	406,580
148,700	Tokio Marine Holdings, Inc. (Insurance)	6,199,895
66,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,857,312
13,500	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	441,866
463,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,544,783
269,000	Tosoh Corp. (Materials)	2,032,396
17,400	Toyota Motor Corp. (Automobiles & Components)	1,011,860
10,200	Unipres Corp. (Automobiles & Components)	215,198
1,700	V Technology Co. Ltd. (Technology Hardware & Equipment)*	267,524

		181,521,852

Luxembourg – 0.5%
88,044	APERAM SA (Materials)	4,163,911

Netherlands – 5.2%
235,441	ABN AMRO Group NV CVA (Banks)(b)	5,538,222
26,355	AMG Advanced Metallurgical Group NV (Materials)	488,248
49,221	ASM International NV (Semiconductors & Semiconductor Equipment)	2,426,782
842,896	ING Groep NV (Banks)	12,109,005
185,191	NN Group NV (Insurance)	6,558,696
15,383	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)*	1,505,227
140,847	Royal Dutch Shell plc Class A (Energy)	3,815,471
108,358	Royal Dutch Shell plc Class B (Energy)	3,060,511
11,931	TKH Group NV CVA (Capital Goods)	483,608

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
136,078	Wolters Kluwer NV (Commercial & Professional Services)	$ 5,203,857

		41,189,627

Norway – 1.8%
434,417	DNB ASA (Banks)	7,247,174
99,212	Marine Harvest ASA (Food, Beverage & Tobacco)*	1,751,671
806,115	Norsk Hydro ASA (Materials)	4,598,347
47,683	Tomra Systems ASA (Commercial & Professional Services)	521,849

		14,119,041

Portugal – 0.4%
195,745	Galp Energia SGPS SA (Energy)	2,884,152

Singapore – 0.9%
3,643,300	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	1,095,883
199,100	United Overseas Bank Ltd. (Banks)	2,961,009
147,300	Venture Corp. Ltd. (Technology Hardware & Equipment)	1,065,579
607,700	Wilmar International Ltd. (Food, Beverage & Tobacco)	1,672,397

		6,794,868

South Africa – 0.5%
165,858	Mondi plc (Materials)	3,665,820

Spain – 4.6%
958,915	Banco Bilbao Vizcaya Argentaria SA (Banks)	6,521,191
401,199	Banco Santander SA (Banks)	2,241,447
569,341	Bankinter SA (Banks)	4,582,680
13,203	CIE Automotive SA (Automobiles & Components)	245,635
254,532	Endesa SA (Utilities)	5,249,094
96,024	Gamesa Corp. Tecnologica SA (Capital Goods)	2,019,238
6,483	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	139,178
87,773	Mediaset Espana Comunicacion SA (Media)	1,074,301
446,146	Repsol SA (Energy)	6,612,638
28,059	Tecnicas Reunidas SA (Energy)	1,114,121
641,546	Telefonica SA (Telecommunication Services)	6,207,023

		36,006,546

Sweden – 2.4%
25,193	Atlas Copco AB Class A (Capital Goods)	807,984
80,845	Atlas Copco AB Class B (Capital Goods)	2,344,624
47,633	Boliden AB (Materials)	1,389,569
154,080	Electrolux ABSeries B (Consumer Durables & Apparel)	4,097,158
51,151	Granges AB (Materials)	567,830

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
166,194	Husqvarna AB Class B (Consumer Durables & Apparel)	$ 1,391,928
39,417	Nordea Bank AB (Banks)	475,853
150,745	Sandvik AB (Capital Goods)	2,034,849
31,103	SKF AB Class B (Capital Goods)	625,849
37,309	Swedbank AB Class A (Banks)	943,360
10,209	Volvo AB Class A (Capital Goods)	130,549
321,491	Volvo AB Class B (Capital Goods)	4,114,370

		18,923,923

Switzerland – 6.0%
262,722	ABB Ltd. (Registered) (Capital Goods)*	6,260,887
4,140	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	455,607
78,074	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,191,810
5,969	Georg Fischer AG (Registered) (Capital Goods)	4,919,267
1,026,280	Glencore plc (Materials)*	4,250,530
36,656	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	6,734,414
68,671	Nestle SA (Registered) (Food, Beverage & Tobacco)	5,031,149
1,292	Rieter Holding AG (Registered) (Capital Goods)*	245,200
152	Schweiter Technologies AG (Capital Goods)	171,423
864,498	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	11,407,276
386,078	UBS Group AG (Registered) (Diversified Financials)	6,274,285

		46,941,848

United Kingdom – 13.5%
614,245	3i Group plc (Diversified Financials)	5,426,097
14,973	Amec Foster Wheeler plc (Energy)	83,715
204,612	Anglo American plc (Materials)*	3,527,164
137,220	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	3,736,501
202,163	Barratt Developments plc (Consumer Durables & Apparel)	1,219,155
62,551	BP plc ADR (Energy)	2,250,585
198,424	British American Tobacco plc (Food, Beverage & Tobacco)	12,248,303
376,723	Compass Group plc (Consumer Services)	6,704,559
150,314	CYBG plc CDI (Banks)*	538,314

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
42,228	Diageo plc (Food, Beverage & Tobacco)	$ 1,173,004
800,458	GKN plc (Automobiles & Components)	3,470,617
236,332	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(c)	9,290,211
1,354,380	HSBC Holdings plc (Banks)	11,554,118
345,550	Kingfisher plc (Retailing)	1,466,099
3,000,289	Lloyds Banking Group plc (Banks)	2,460,843
14,406	Micro Focus International plc (Software & Services)	389,677
433,082	National Grid plc (Utilities)	5,072,772
58,163	Pagegroup plc (Commercial & Professional Services)	316,809
134,421	Persimmon plc (Consumer Durables & Apparel)	3,274,009
89,369	Reckitt Benckiser Group plc (Household & Personal Products)	7,668,363
68,357	Sage Group plc (The) (Software & Services)	528,683
251,398	Smiths Group plc (Capital Goods)	4,764,971
19,966	Spirax-Sarco Engineering plc (Capital Goods)	1,084,455
124,041	Subsea 7 SA (Energy)*	1,687,900
221,242	Tate & Lyle plc (Food, Beverage & Tobacco)	1,870,018
8,221	Unilever NV CVA (Household & Personal Products)	333,459
48,020	Unilever plc (Household & Personal Products)	1,945,091
27,218	Unilever plc ADR (Household & Personal Products)	1,118,932
163,134	Vodafone Group plc ADR (Telecommunication Services)	4,062,037
274,061	WPP plc (Media)	6,378,527

		105,644,988

United States – 0.5%
45,545	Carnival plc ADR (Consumer Services)(a)	2,476,282
4,918	Shire plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	825,290
57,146	Sims Metal Management Ltd. (Materials)	485,642

		3,787,214

TOTAL COMMON STOCKS (Cost $710,066,772)		$762,230,939

Shares	Description	Rate	Value
Preferred Stocks – 0.2%
Germany – 0.2%
3,138	Porsche Automobil Holding SE (Automobiles & Components)	1.010%	$ 188,761
8,725	Volkswagen AG (Automobiles & Components)	0.170	1,362,462

TOTAL PREFERRED STOCKS (Cost $1,574,781)			$ 1,551,223

Shares	Distribution Rate	Value
Investment Company(d)(e) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,287,118	0.477%	$ 3,287,118
(Cost $3,287,118)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $714,928,671)		$767,069,280

Securities Lending Reinvestment Vehicle(d)(e) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,324,385	0.477%	$ 5,324,385
(Cost $5,324,385)

TOTAL INVESTMENTS – 98.6% (Cost $720,253,056)		$772,393,665

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		10,850,158

NET ASSETS – 100.0%		$783,243,823

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,538,222, which represents approximately 0.7% of net assets as of January 31, 2017.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an affiliated issuer.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	163	March 2017	$5,690,498	$(11,089)
FTSE 100 Index	30	March 2017	2,658,972	(7,189)
MSCI Singapore Index	(8)	February 2017	(191,436)	185
SPI 200 Index	(11)	March 2017	(1,158,551)	2,708
TSE TOPIX Index	(20)	March 2017	(2,687,096)	16,171

TOTAL				$786

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$722,935,043

Gross unrealized gain	60,938,941
Gross unrealized loss	(11,480,319)

Net unrealized security gain	$49,458,622

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australia – 9.3%
569,759	Altium Ltd. (Software & Services)	$ 3,491,674
79,112	Ansell Ltd. (Health Care Equipment & Services)	1,425,956
145,032	APN Outdoor Group Ltd. (Media)	619,834
1,376,104	BlueScope Steel Ltd. (Materials)	11,701,408
902,223	BWP Trust (REIT)	1,998,689
4,241,079	Charter Hall Group (REIT)	15,120,839
154,102	Costa Group Holdings Ltd. (Food, Beverage & Tobacco)	383,585
1,170,662	CSR Ltd. (Materials)	3,920,219
2,952,730	Downer EDI Ltd. (Commercial & Professional Services)	13,898,474
876,926	Genworth Mortgage Insurance Australia Ltd. (Banks)	2,213,781
2,174,291	Investa Office Fund (REIT)	7,419,149
650,141	JB Hi-Fi Ltd. (Retailing)	13,637,058
5,018,835	Metcash Ltd. (Food & Staples Retailing)*	8,024,865
1,649,620	Mineral Resources Ltd. (Materials)	15,402,899
2,961,696	Myer Holdings Ltd. (Retailing)	2,720,661
117,984	Northern Star Resources Ltd. (Materials)	343,235
2,181,876	OZ Minerals Ltd. (Materials)	14,888,238
628,975	Pact Group Holdings Ltd. (Materials)	3,118,226
25,557	Perpetual Ltd. (Diversified Financials)	907,540
663,183	Regis Resources Ltd. (Materials)	1,607,263
576,295	Resolute Mining Ltd. (Materials)	641,353
266,235	Seven Group Holdings Ltd. (Capital Goods)	1,478,617
1,086,015	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	992,659
8,800,525	Southern Cross Media Group Ltd. (Media)	9,812,715
772,969	St Barbara Ltd. (Materials)*	1,368,390
132,989	Technology One Ltd. (Software & Services)	519,748
5,272,720	Whitehaven Coal Ltd. (Energy)*	11,388,414

		149,045,489

Austria – 0.3%
8,989	Lenzing AG (Materials)	1,284,275
12,433	Porr AG (Capital Goods)	538,916
364,664	UNIQA Insurance Group AG (Insurance)	3,007,309

		4,830,500

Belgium – 3.9%
31,590	Barco NV (Technology Hardware & Equipment)	2,742,776
290,317	Bekaert SA (Materials)	12,599,246
494,953	bpost SA (Transportation)	11,973,201
131,231	D’ieteren SA/NV (Retailing)	5,928,531

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
229,497	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 14,955,601
23,847	Gimv NV (Diversified Financials)	1,330,958
99,549	Melexis NV (Semiconductors & Semiconductor Equipment)	7,482,876
40,905	Orange Belgium SA (Telecommunication Services)*	923,129
106,217	Tessenderlo Chemie NV (Materials)*	3,947,387

		61,883,705

Canada – 0.0%
85,294	Entertainment One Ltd. (Media)	247,882

China – 0.0%
1,549,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	505,396

Denmark – 1.7%
192,310	Dfds A/S (Transportation)	9,406,318
38,385	Schouw & Co. AB (Food, Beverage & Tobacco)	2,898,422
169,684	Spar Nord Bank A/S (Banks)	1,981,806
402,160	Sydbank A/S (Banks)	13,335,202

		27,621,748

Faroe Islands – 0.4%
181,613	Bakkafrost P/F (Food, Beverage & Tobacco)	6,980,175

Finland – 1.5%
120,833	Cramo OYJ (Capital Goods)	3,012,564
345,758	Kemira OYJ (Materials)	4,331,781
540,441	Outokumpu OYJ (Materials)*	4,835,937
253,728	Ramirent OYJ (Capital Goods)	1,891,428
640,165	Valmet OYJ (Capital Goods)	10,121,406

		24,193,116

France – 2.8%
31,181	Alten SA (Software & Services)	2,322,532
71,240	Altran Technologies SA (Software & Services)	1,054,172
16,302	Euler Hermes Group (Insurance)	1,471,920
148,564	IPSOS (Media)	4,924,163
9,549	Jacquet Metal Service (Capital Goods)	217,977
152,810	Metropole Television SA (Media)	3,003,776
43,762	Neopost SA (Technology Hardware & Equipment)	1,446,473
243,034	Nexans SA (Capital Goods)*	14,102,957
250,795	Nexity SA (Real Estate)	12,318,222
188,095	Technicolor SA (Registered) (Media)	806,475
23,695	Teleperformance (Commercial & Professional Services)	2,536,535

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
22,547	Vicat SA (Materials)	$ 1,369,547

		45,574,749

Germany – 7.3%
393,918	Aareal Bank AG (Banks)	15,282,955
117,032	AURELIUS Equity Opportunities SE & Co. KGaA (Diversified Financials)	7,389,626
6,502	bet-at-home.com AG (Consumer Services)	636,872
49,470	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	4,032,603
462,981	Deutsche Pfandbriefbank AG (Banks)(a)	4,718,633
145,714	Deutz AG (Capital Goods)	969,718
747,221	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	5,702,766
38,244	Freenet AG (Telecommunication Services)	1,149,783
190,324	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	15,516,736
102,234	Grammer AG (Automobiles & Components)	5,773,479
82,140	Hamburger Hafen und Logistik AG (Transportation)	1,674,374
23,168	Homag Group AG (Capital Goods)	1,075,674
55,397	Indus Holding AG (Capital Goods)	3,164,781
189,627	Jenoptik AG (Technology Hardware & Equipment)	3,637,513
1,103,743	Kloeckner & Co. SE (Capital Goods)*	14,412,895
62,476	Koenig & Bauer AG (Capital Goods)*	3,330,162
58,709	Nemetschek SE (Software & Services)	3,005,208
320,309	Software AG (Software & Services)	11,554,674
92,058	STADA Arzneimittel AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,741,648
127,815	Suedzucker AG (Food, Beverage & Tobacco)	3,381,427
260,889	TAG Immobilien AG (Real Estate)	3,527,195
50,780	Takkt AG (Retailing)	1,133,616
9,247	Wuestenrot & Wuerttembergische AG (Insurance)	187,455
46,445	Zeal Network SE (Consumer Services)	1,461,331

		117,461,124

Hong Kong – 1.5%
2,410,000	Champion REIT (REIT)	1,301,652
1,165,000	Emperor Entertainment Hotel Ltd. (Consumer Services)	272,285

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
1,286,000	Giordano International Ltd. (Retailing)	$ 696,450
162,000	Great Eagle Holdings Ltd. (Real Estate)	736,830
18,084,000	G-Resources Group Ltd. (Materials)	322,279
195,500	Hopewell Holdings Ltd. (Capital Goods)	698,055
1,938,000	Melco International Development Ltd. (Consumer Services)	2,923,606
3,272,000	Shun Tak Holdings Ltd. (Capital Goods)	1,130,777
1,675,208	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	2,307,849
607,000	Sunlight REIT (REIT)	366,829
3,214,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	2,059,329
7,266,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	2,961,479
8,250,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)*	7,420,569

		23,197,989

Israel – 0.3%
97,169	Amot Investments Ltd. (Real Estate)	409,985
4,246,235	El Al Israel Airlines (Transportation)(b)	2,771,300
5,514	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	224,172
426,120	Shufersal Ltd. (Food & Staples Retailing)	1,634,597
10,501	Strauss Group Ltd. (Food, Beverage & Tobacco)	168,997

		5,209,051

Italy – 3.2%
200,936	Ascopiave SpA (Utilities)	590,864
101,023	Azimut Holding SpA (Diversified Financials)	1,817,833
1,276,725	Banca Mediolanum SpA (Diversified Financials)	9,794,273
450,254	Banca Popolare di Sondrio SCPA (Banks)	1,596,600
425,582	Beni Stabili SpA SIIQ (REIT)*	239,356
169,845	Biesse SpA (Capital Goods)	3,504,371
282,490	BPER Banca (Banks)	1,606,538
6,216,391	Credito Valtellinese SC (Banks)(b)	3,261,966
151,263	DiaSorin SpA (Health Care Equipment & Services)	9,021,685
364,690	Enav SpA (Transportation)*(a)	1,277,963
420,500	FinecoBank Banca Fineco SpA (Banks)	2,504,884
437,527	Interpump Group SpA (Capital Goods)	8,222,982
10,186	Italmobiliare SpA (Capital Goods)	505,036

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
656,207	Mediaset SpA (Media)	$ 2,811,374
299,844	Saras SpA (Energy)	464,468
617,245	Societa Cattolica di Assicurazioni SCRL (Insurance)	3,862,026

		51,082,219

Japan – 32.0%
38,400	ADEKA Corp. (Materials)	559,262
79,200	Aichi Steel Corp. (Materials)	3,466,587
369,500	Asatsu-DK, Inc. (Media)	9,780,022
160,000	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,403,407
193,900	Avex Group Holdings, Inc. (Media)*	2,914,343
35,400	BML, Inc. (Health Care Equipment & Services)	854,332
86,900	Canon Marketing Japan, Inc. (Retailing)	1,658,637
95,600	Cawachi Ltd. (Food & Staples Retailing)	2,459,936
41,500	Chiyoda Integre Co. Ltd. (Capital Goods)	891,437
172,000	Chugoku Marine Paints Ltd. (Materials)	1,251,139
9,500	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	275,752
49,900	Daibiru Corp. (Real Estate)	452,622
213	Daiwa Office Investment Corp. (REIT)	1,120,810
107,800	DCM Holdings Co. Ltd. (Retailing)	967,332
67,300	DIC Corp. (Materials)	2,084,091
17,100	Disco Corp. (Semiconductors & Semiconductor Equipment)	2,183,396
225,500	DMG Mori Co. Ltd. (Capital Goods)	3,081,434
243,100	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	4,634,104
69,200	DTS Corp. (Software & Services)	1,565,970
216,490	Duskin Co. Ltd. (Commercial & Professional Services)	4,722,759
722,300	EDION Corp. (Retailing)(b)	6,933,872
85,500	Eizo Corp. (Technology Hardware & Equipment)	2,408,269
115,500	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,463,651
105,000	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	2,101,779
132,800	Fuji Soft, Inc. (Software & Services)	3,266,472
69,800	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	2,077,940
37,100	Funai Electric Co. Ltd. (Consumer Durables & Apparel)*	297,779
128,700	Geo Holdings Corp. (Retailing)	1,486,793

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
17,200	Glory Ltd. (Capital Goods)	$ 537,362
201,100	Goldcrest Co. Ltd. (Real Estate)	3,573,309
1,063,300	Gunma Bank Ltd. (The) (Banks)	5,800,077
2,664	Hankyu Reit, Inc. (REIT)	3,660,051
572,000	Hanwa Co. Ltd. (Capital Goods)	3,901,400
2,759	Heiwa Real Estate REIT, Inc. (REIT)	2,116,148
284,000	Hitachi Transport System Ltd. (Transportation)	5,796,184
101,000	Hokkoku Bank Ltd. (The) (Banks)	385,083
888,300	Hokuhoku Financial Group, Inc. (Banks)	15,218,300
932,000	Hosiden Corp. (Technology Hardware & Equipment)	7,202,941
178,000	Hyakujushi Bank Ltd. (The) (Banks)	591,701
101,800	IBJ Leasing Co. Ltd. (Diversified Financials)	2,229,040
87	Industrial & Infrastructure Fund Investment Corp. (REIT)	406,200
220,100	Ines Corp. (Software & Services)	2,245,787
239,000	Iyo Bank Ltd. (The) (Banks)	1,603,731
1,194,500	Japan Display, Inc. (Technology Hardware & Equipment)(b)	3,243,071
584	Japan Excellent, Inc. (REIT)	729,832
5,183	Japan Hotel REIT Investment Corp. (REIT)	3,633,122
501	Japan Rental Housing Investments, Inc. (REIT)	366,549
1,416,600	JVC Kenwood Corp. (Consumer Durables & Apparel)	3,832,091
287,400	kabu.com Securities Co. Ltd. (Diversified Financials)	980,436
82,800	Kadokawa Dwango Corp. (Media)*	1,279,595
43,300	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)*	752,313
275,000	Kandenko Co. Ltd. (Capital Goods)	2,554,868
25,200	Kanematsu Electronics Ltd. (Software & Services)*	584,205
29,600	Kato Works Co. Ltd. (Capital Goods)*	790,097
573,900	Keihin Corp. (Automobiles & Components)	10,156,321
2,662	Kenedix Office Investment Corp. (REIT)	15,711,175
570	Kenedix Residential Investment Corp. (REIT)	1,582,512
12,300	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	301,750
1,005,600	Kitz Corp. (Capital Goods)	6,124,927

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
15,160	Koei Tecmo Holdings Co. Ltd. (Software & Services)	$ 257,339
231,900	Kohnan Shoji Co. Ltd. (Retailing)	4,324,464
599,600	Kokuyo Co. Ltd. (Commercial & Professional Services)	7,404,156
16,800	Konoike Transport Co. Ltd. (Transportation)	221,621
453,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	942,420
148,300	Kuroda Electric Co. Ltd. (Capital Goods)	3,059,007
35,900	Kyoei Steel Ltd. (Materials)	723,962
75,200	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)*	1,081,853
101,400	Kyokuto Securities Co. Ltd. (Diversified Financials)	1,467,944
105,500	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,314,625
124,100	Leopalace21 Corp. (Real Estate)	710,900
316,000	Maeda Road Construction Co. Ltd. (Capital Goods)	5,462,310
1,928,000	Makino Milling Machine Co. Ltd. (Capital Goods)	16,870,555
89,800	Maruwa Co. Ltd. (Technology Hardware & Equipment)	2,953,041
13,000	Max Co. Ltd. (Capital Goods)	177,503
47,100	Meiko Network Japan Co. Ltd. (Consumer Services)	522,002
81,400	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,312,432
291,700	Mirait Holdings Corp. (Capital Goods)(b)	2,657,374
4,311,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	6,973,711
22,700	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	504,857
33,900	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,435,185
39,000	Modec, Inc. (Energy)	651,714
452,300	Monex Group, Inc. (Diversified Financials)	1,194,110
967	Mori Trust Sogo Reit, Inc. (REIT)	1,551,984
51,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	351,838
34,200	Musashino Bank Ltd. (The) (Banks)	1,010,919
277,600	Namura Shipbuilding Co. Ltd. (Capital Goods)	1,847,819
118,000	NEC Networks & System Integration Corp. (Software & Services)	2,149,630

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
953,200	NET One Systems Co. Ltd. (Software & Services)	$ 6,507,310
337,800	Nichicon Corp. (Technology Hardware & Equipment)	3,176,912
505,700	Nichirei Corp. (Food, Beverage & Tobacco)	10,293,125
58,600	Nihon Unisys Ltd. (Software & Services)	757,167
130,200	Nikkon Holdings Co. Ltd. (Transportation)	2,695,212
33,800	Nippon Ceramic Co. Ltd. (Technology Hardware & Equipment)	623,533
86,200	Nippon Denko Co. Ltd. (Materials)	248,107
207,500	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	2,940,664
1,403,800	Nippon Light Metal Holdings Co. Ltd. (Materials)	3,428,971
37,100	Nippon Paper Industries Co. Ltd. (Materials)	679,232
260,000	Nippon Thompson Co. Ltd. (Capital Goods)	1,212,128
765,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	3,825,394
1,048,000	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	4,950,755
246,300	Nissin Electric Co. Ltd. (Capital Goods)	2,951,227
11,700	Nittetsu Mining Co. Ltd. (Materials)	590,279
188,700	Noritz Corp. (Capital Goods)	3,236,380
942,300	North Pacific Bank Ltd. (Banks)	3,784,815
216,800	NSD Co. Ltd. (Software & Services)	3,376,089
383,400	Okamura Corp. (Commercial & Professional Services)	3,800,057
507,000	Okasan Securities Group, Inc. (Diversified Financials)	3,310,632
166,625	Okinawa Electric Power Co., Inc. (The) (Utilities)	3,856,717
59,000	OKUMA Corp. (Capital Goods)	612,902
32,000	Pacific Industrial Co. Ltd. (Automobiles & Components)	395,614
277,300	Paltac Corp. (Retailing)	7,168,540
200,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	8,057,446
622,900	Pioneer Corp. (Consumer Durables & Apparel)*	1,367,277
181,600	Plenus Co. Ltd. (Consumer Services)	3,945,594
393	Premier Investment Corp. (REIT)	457,772
44,700	Press Kogyo Co. Ltd. (Automobiles & Components)	202,896
81,000	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	316,422
423,500	Round One Corp. (Consumer Services)	3,046,918
42,000	Ryobi Ltd. (Capital Goods)	191,934

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
358,500	San-In Godo Bank Ltd. (The) (Banks)	$ 2,992,746
35,900	Sankyo Tateyama, Inc. (Capital Goods)	537,010
874,000	Sankyu, Inc. (Transportation)	5,510,913
234,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,659,266
1,102,100	Seino Holdings Co. Ltd. (Transportation)	12,745,529
7,275	Sekisui House SI Residential Investment Corp. (REIT)	8,155,530
489,900	Senko Co. Ltd. (Transportation)	3,138,641
418,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,540,271
419,000	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,171,734
807,000	Shinmaywa Industries Ltd. (Capital Goods)	7,546,870
658,800	Showa Denko KK (Materials)	10,811,058
32,800	Sintokogio Ltd. (Capital Goods)	298,173
438,100	Sojitz Corp. (Capital Goods)	1,129,168
575,000	Sumitomo Bakelite Co. Ltd. (Materials)	3,400,446
25,000	Tachi-S Co. Ltd. (Automobiles & Components)	412,238
119,000	Taihei Dengyo Kaisha Ltd. (Capital Goods)*	1,139,597
145,035	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	593,369
220,000	TIS, Inc. (Software & Services)	4,984,834
522,100	Toagosei Co. Ltd. (Materials)	5,589,079
131,600	Tokai Carbon Co. Ltd. (Materials)	473,095
158,600	Tokyo Broadcasting System Holdings, Inc. (Media)	2,731,293
182,700	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,979,914
5,501	Tokyu REIT, Inc. (REIT)	6,843,213
351,100	Toppan Forms Co. Ltd. (Commercial & Professional Services)	3,641,752
42,400	Topy Industries Ltd. (Materials)	1,185,019
214,500	Tosei Corp. (Real Estate)	1,448,637
1,419,000	Toshiba Machine Co. Ltd. (Capital Goods)	6,178,874
2,025,000	Tosoh Corp. (Materials)	15,299,634
590,000	Tsubakimoto Chain Co. (Capital Goods)	4,726,507
136,000	Tsugami Corp. (Capital Goods)*	829,878
343,600	TV Asahi Holdings Corp. (Media)	6,879,066
136,000	UACJ Corp. (Materials)	427,565
2,935,000	Ube Industries Ltd. (Materials)	7,056,856

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
50,000	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	$ 1,771,189
178,100	Unipres Corp. (Automobiles & Components)	3,757,521
5,800	V Technology Co. Ltd. (Technology Hardware & Equipment)*	912,728
32,700	Warabeya Nichiyo Holdings Co. Ltd. (Food, Beverage & Tobacco)	711,716
83,300	Xebio Holdings Co. Ltd. (Retailing)	1,244,601
205,000	Yamato Kogyo Co. Ltd. (Materials)	6,129,812
208,700	Yodogawa Steel Works Ltd. (Materials)	5,952,757
22,400	Yokohama Reito Co. Ltd. (Food & Staples Retailing)	204,575
90,100	Yorozu Corp. (Automobiles & Components)	1,252,087

		512,392,162

Luxembourg – 1.0%
327,512	APERAM SA (Materials)	15,489,196

Netherlands – 2.3%
8,937	AMG Advanced Metallurgical Group NV (Materials)	165,565
277,847	ASM International NV (Semiconductors & Semiconductor Equipment)	13,698,910
470,909	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	17,003,558
40,701	Brunel International NV (Commercial & Professional Services)	714,146
88,491	Corbion NV (Materials)	2,266,543
349,050	SRH NV (Diversified Financials)*(b)	—
73,668	TKH Group NV CVA (Capital Goods)	2,986,039

		36,834,761

New Zealand – 0.1%
256,038	Precinct Properties New Zealand Ltd. (REIT)	232,001
216,637	Trade Me Group Ltd. (Retailing)	804,175

		1,036,176

Norway – 1.8%
330,234	Austevoll Seafood ASA (Food, Beverage & Tobacco)	3,054,418
414,470	Salmar ASA (Food, Beverage & Tobacco)	11,730,842
49,804	Skandiabanken ASA (Banks)*(a)	436,770
147,102	SpareBank 1 Nord Norge (Banks)	967,536
248,834	SpareBank 1 SMN (Banks)	2,081,649
403,769	Storebrand ASA (Insurance)*	2,462,051
351,356	TGS Nopec Geophysical Co. ASA (Energy)	8,435,880

		29,169,146

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Portugal – 0.3%
113,837	Altri SGPS SA (Materials)	$ 499,295
778,910	CTT-Correios de Portugal SA (Transportation)	4,345,190

		4,844,485

Singapore – 1.1%
785,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	298,519
1,836,500	United Engineers Ltd. (Capital Goods)	3,687,725
1,183,500	Venture Corp. Ltd. (Technology Hardware & Equipment)	8,561,530
4,362,210	Yanlord Land Group Ltd. (Real Estate)	4,302,318

		16,850,092

Spain – 3.5%
337,502	CIE Automotive SA (Automobiles & Components)	6,279,056
80,320	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	3,261,625
439,115	Ebro Foods SA (Food, Beverage & Tobacco)	9,062,619
579,872	Ence Energia y Celulosa SA (Materials)	1,547,781
487,124	Gamesa Corp. Tecnologica SA (Capital Goods)	10,243,472
30,191	Let’s GOWEX SA (Telecommunication Services)*(b)	—
1,676,955	Liberbank SA (Banks)*	1,861,381
863,683	Mediaset Espana Comunicacion SA (Media)	10,571,085
8,645	Miquel y Costas & Miquel SA (Materials)	229,290
88,715	Papeles y Cartones de Europa SA (Materials)	535,556
304,085	Tecnicas Reunidas SA (Energy)	12,074,115

		55,665,980

Sweden – 2.0%
96,896	Bilia AB Class A (Retailing)	2,328,066
118,704	Bonava AB Class B (Consumer Durables & Apparel)*	1,827,610
118,334	Bure Equity AB (Diversified Financials)	1,335,391
99,180	Dometic Group AB (Automobiles & Components)*(a)	780,315
520,293	Granges AB (Materials)	5,775,796
111,611	JM AB (Consumer Durables & Apparel)	3,365,632
23,027	Lindab International AB (Capital Goods)	200,158
302,866	Loomis AB Class B (Commercial & Professional Services)	8,864,188
88,827	Mycronic AB (Technology Hardware & Equipment)	1,012,981
372,607	Nobina AB (Transportation)(a)	2,300,280

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
402,429	Scandic Hotels Group AB (Consumer Services)*(a)	$ 3,575,310
23,954	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	1,113,079

		32,478,806

Switzerland – 5.1%
6,453	Autoneum Holding AG (Automobiles & Components)	1,687,574
11,795	Bobst Group SA (Registered) (Capital Goods)	860,592
3,219	Bossard Holding AG (Registered) Class A (Capital Goods)*	535,443
4,919	Bucher Industries AG (Registered) (Capital Goods)	1,335,013
155,404	Cembra Money Bank AG (Diversified Financials)*	11,733,679
296	dormakaba Holding AG Class B (Commercial & Professional Services)*	229,825
2,008	Emmi AG (Registered) (Food, Beverage & Tobacco)*	1,258,825
6,824	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	9,410,603
210,189	GAM Holding AG (Diversified Financials)*	2,144,750
20,660	Georg Fischer AG (Registered) (Capital Goods)	17,026,647
403	Gurit Holding AG (Materials)*	311,754
25,989	Implenia AG (Registered) (Capital Goods)	1,945,442
20,836	Kardex AG (Registered) (Capital Goods)*	2,084,548
243,668	Logitech International SA (Registered) (Technology Hardware & Equipment)	6,978,627
16,327	Mobimo Holding AG (Registered) (Real Estate)*	4,273,350
16,255	Rieter Holding AG (Registered) (Capital Goods)*	3,084,927
3,194	Schweiter Technologies AG (Capital Goods)	3,602,146
2,265	SFS Group AG (Capital Goods)*	199,022
11,558	Sulzer AG (Registered) (Capital Goods)	1,308,114
38,887	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,097,992
21,113	Valiant Holding AG (Registered) (Banks)	2,242,409
8,140	Valora Holding AG (Registered) (Retailing)	2,722,793

		81,074,075

United Kingdom – 15.4%
456,778	Amec Foster Wheeler plc (Energy)	2,553,869
855,628	Ashmore Group plc (Diversified Financials)	3,347,679

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
99,913	Bellway plc (Consumer Durables & Apparel)	$ 3,131,544
27,915	Big Yellow Group plc (REIT)	241,244
628,992	Bodycote plc (Capital Goods)	5,292,687
435,096	Booker Group plc (Food & Staples Retailing)	1,117,218
104,359	Bovis Homes Group PLC (Consumer Durables & Apparel)	1,086,250
858,835	Crest Nicholson Holdings plc (Consumer Durables & Apparel)	5,487,565
301,196	CYBG plc (Banks)*	1,026,112
1,767,422	Electrocomponents plc (Technology Hardware & Equipment)	10,809,105
607,881	Faroe Petroleum PLC (Energy)*	768,538
565,962	Fenner plc (Capital Goods)	2,239,155
2,868,594	Ferrexpo plc (Materials)*	5,485,211
549,662	Galliford Try plc (Capital Goods)	9,357,582
576,141	Grainger plc (Real Estate)	1,727,888
191,130	Great Portland Estates PLC (REIT)	1,495,750
215,411	Halma plc (Technology Hardware & Equipment)	2,509,720
774,007	Hunting plc (Energy)	5,434,957
1,823,733	Inchcape plc (Retailing)	16,506,220
393,731	Indivior plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,470,354
1,304,764	Informa plc (Media)	10,725,699
50,641	Intermediate Capital Group plc (Diversified Financials)	442,158
92,480	International Personal Finance PLC (Diversified Financials)	203,621
2,499,310	JD Sports Fashion plc (Retailing)	10,946,801
39,694	John Menzies plc (Retailing)	298,112
1,654,432	John Wood Group plc (Energy)	17,502,125
787,916	JRP Group plc (Insurance)	1,448,953
3,598,451	Ladbrokes Coral Group plc (Consumer Services)	5,417,871
629,403	Micro Focus International plc (Software & Services)	17,025,142
154,147	Morgan Advanced Materials plc (Capital Goods)	584,078
337,654	National Express Group plc (Transportation)	1,440,321
59,415	NEX Group plc (Diversified Financials)	429,405
258,058	Northgate plc (Transportation)	1,650,779
564,057	OneSavings Bank plc (Banks)	2,403,360
1,798,354	Pagegroup plc (Commercial & Professional Services)	9,795,479
2,021,222	Paragon Group of Cos. plc (The) (Banks)	10,292,584
358,794	Premier Oil plc (Energy)*	380,946
813,439	Rentokil Initial plc (Commercial & Professional Services)	2,343,854
552,524	Safestore Holdings plc (REIT)	2,572,473
2,220,706	Saga plc (Insurance)	5,159,971

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
342,777	Savills plc (Real Estate)	$ 3,344,060
1,445,770	Serco Group plc (Commercial & Professional Services)*	2,625,845
371,955	Shawbrook Group plc (Banks)*(a)	1,169,798
59,405	Spectris plc (Technology Hardware & Equipment)	1,807,631
298,707	Spirax-Sarco Engineering plc (Capital Goods)	16,224,303
39,459	SSP Group plc (Consumer Services)	194,041
1,398,031	Subsea 7 SA (Energy)*	19,023,841
772,022	Synthomer plc (Materials)	4,378,186
505,570	Thomas Cook Group plc (Consumer Services)*	555,615
884,132	TP ICAP plc (Diversified Financials)	5,168,570
677,305	Tritax Big Box REIT plc (REIT)	1,179,237
606,629	UBM plc (Media)	5,390,366
453,405	Vesuvius plc (Capital Goods)	2,701,463

		245,915,336

United States – 0.0%
27,990	Sims Metal Management Ltd. (Materials)	237,867

TOTAL COMMON STOCKS (Cost $1,403,850,491)		$1,549,821,225

Shares	Description	Rate	Value
Preferred Stocks – 0.2%
Germany – 0.2%
3,520	Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)	0.190%	$ 309,569
115,314	Jungheinrich AG (Capital Goods)	0.397	3,553,733

TOTAL PREFERRED STOCKS (Cost $3,888,685)			$ 3,863,302

Shares	Distribution Rate	Value
Investment Company(c)(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
552	0.477%	$ 552
(Cost $552)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,407,739,728)		$1,553,685,079

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,616,132	0.477%	$ 10,616,132
(Cost $10,616,132)

TOTAL INVESTMENTS – 97.7% (Cost $1,418,355,860)		$1,564,301,211

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		36,690,953

NET ASSETS – 100.0%		$1,600,992,164

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,259,069, which represents approximately 0.9% of net assets as of January 31, 2017.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	326	March 2017	$11,380,996	$57,341
FTSE 100 Index	67	March 2017	5,938,370	147,634
Hang Seng Index	5	February 2017	751,782	14,627
MSCI Singapore Index	29	February 2017	693,955	3,051
SPI 200 Index	25	March 2017	2,633,070	13,647
TSE TOPIX Index	55	March 2017	7,389,514	194,512

TOTAL				$430,812

TAX INFORMATION — At January 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,433,045,839

Gross unrealized gain	168,290,065
Gross unrealized loss	(37,034,693)

Net unrealized security gain	$131,255,372

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutoinal Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$70,681,940	$—
Asia	86,712,889	590,637,906	—
Europe	5,353,812	20,241,673	—
North America	22,570,729	—	—
South America	32,380,294	43,334,327	—
Exchange Traded Fund	15,659,100	—	—
Investment Company	442	—	—
Securities Lending Reinvestment Vehicle	5,029,550	—	—
Total	$167,706,816	$724,895,846	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$3,665,820	$—
Asia	—	211,406,945	—
Australia and Oceania	—	82,806,074	—
Europe	21,963,493	440,152,616	—
North America	3,301,572	485,642	—
Investment Company	3,287,118	—	—
Securities Lending Reinvestment Vehicle	5,324,385	—	—
Total	$33,876,568	$738,517,097	$—

Derivative Type
Assets(b)
Futures Contracts	$19,064	$—	$—
Liabilities(b)
Futures Contracts	$(18,278)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$558,154,690	$—
Australia and Oceania	—	150,081,665	—
Europe	—	844,962,423	—
North America	—	485,749	—
Investment Company	552	—	—
Securities Lending Reinvestment Vehicle	10,616,132	—	—
Total	$10,616,684	$1,553,684,527	$—

Derivative Type
Assets(b)
Futures Contracts	$430,812	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Money Market Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
U.S. Treasury Obligations(a) – 4.9%
United States Treasury Bills
	$1,025,000	0.000%	02/23/17	$ 1,024,711
	200,000	0.000	02/23/17	199,944

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,224,658)				$ 1,224,655

Contracts		Exercise Price	Expiration Date	Value
Option Contracts Purchased – 1.3%
Options on Foreign Currency – 0.1%
Morgan Stanley & Co.
Put EUR	1,559,000	0.894%	01/31/19	$ 13,127

Options on Equities – 0.1%
Citibank NA Call - Tradeway International, Inc.
	2,113	9,558.330	03/31/17	8,495
Citibank NA Call - SPX Flex Indices
	3	2,294.610	03/31/17	8,461

				16,956

Options on Futures – 1.1%
Credit Suisse International (London) Call - Eurodollar Futures
	412	99.375	03/13/17	2,575
Credit Suisse International (London) Call - Eurodollar Futures
	6	98.750	03/13/17	2,625
Credit Suisse International (London) Call - Eurodollar Futures
	3	98.625	03/13/17	2,250
Credit Suisse International (London) Call - Eurodollar Futures
	23	98.375	03/13/17	31,625
Credit Suisse International (London) Call - Eurodollar Futures
	10	98.500	06/19/17	6,875
Credit Suisse International (London) Call - Eurodollar Futures
	22	98.125	06/19/17	35,475
Credit Suisse International (London) Call - Eurodollar Futures
	36	98.000	09/18/17	58,050
Credit Suisse International (London) Call - Eurodollar Futures
	34	97.875	12/18/17	53,762
Credit Suisse International (London) Call - Eurodollar Futures
	14	98.375	03/19/18	7,088
Credit Suisse International (London) Call - Eurodollar Futures
	19	98.375	06/18/18	9,262
Credit Suisse International (London) Call - Eurodollar Futures
	21	98.250	09/17/18	13,125
Credit Suisse International (London) Call - Eurodollar Futures
	23	98.125	12/17/18	17,250
Credit Suisse International (London) Call - Eurodollar Futures
	27	98.000	03/18/19	24,975
Credit Suisse International (London) Call - Eurodollar Futures
	15	97.750	06/17/19	19,219

				284,156

TOTAL OPTION CONTRACTS PURCHASED (Cost $495,201)				$ 314,239

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 70.1%
United States – 70.1%
Goldman Sachs Financial Square Government Fund - FST Institutional Shares
8,566,465	0.470%	$ 8,566,465
Goldman Sachs Fixed Income Macro Strategies Fund - Institutional Shares
279,547	0.000	2,451,627
Goldman Sachs High Yield Fund
180,973	0.050	1,188,994
Goldman Sachs Inflation Protected Securities Fund - Institutional Shares
138,199	0.020	1,459,376
Goldman Sachs International Real Estate Securities Fund
162,252	0.020	913,481
Goldman Sachs Long Short Credit Strategies Fund - Institutional Shares
52,050	0.040	492,396
Goldman Sachs Long Short Fund - Institutional Shares
145,107	0.000	1,276,939
Goldman Sachs Real Estate Securities Fund
61,904	0.020	1,160,071

TOTAL INVESTMENT COMPANIES (Cost $17,807,801)		$17,509,349

Shares	Description	Value
Exchange Traded Funds – 2.5%
United States – 2.5%
4,528	Health Care Select Sector SPDR Fund	$ 319,314
2,666	iShares JPMorgan USD Emerging Markets Bond ETF	298,939

TOTAL EXCHANGE TRADED FUNDS (Cost $634,641)		$ 618,253

TOTAL INVESTMENTS – 78.8% (Cost $20,162,301)		$19,666,496

OTHER ASSETS IN EXCESS OF LIABILITIES – 21.2%		5,294,417

NET ASSETS – 100.0%		$ 24,960,913

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(c)	Represents an Affiliated fund.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

	IDR	5,040,000,000	USD	368,286	$375,979	03/15/17	$7,693
	SEK	1,725,000	USD	191,325	197,640	03/15/17	6,315
Citibank NA	CAD	20,000	USD	15,373	15,373	02/24/17	1
	CNY	20,000	USD	2,893	2,897	03/15/17	4
	HUF	2,000,000	USD	6,945	6,974	03/16/17	29
	NZD	10,000	USD	7,245	7,332	02/24/17	87
	USD	8,892	JPY	1,000,000	8,871	03/15/17	22
Deutsche Bank AG	CHF	10,000	USD	10,023	10,117	02/24/17	93
	CZK	6,200,000	USD	245,881	248,405	03/15/17	2,524
	EUR	290,000	USD	313,593	313,658	03/15/17	65
	GBP	10,000	USD	12,478	12,585	02/24/17	107
	NZD	20,000	USD	14,532	14,664	02/24/17	132
	SEK	2,175,000	USD	244,530	249,199	03/15/17	4,668
HSBC Bank PLC	AUD	20,000	USD	15,113	15,160	02/24/17	47
	CAD	10,000	USD	7,629	7,687	02/24/17	58
	CHF	20,000	USD	20,039	20,234	02/24/17	195
JPMorgan Securities, Inc.	BRL	620,000	USD	187,526	196,645	02/02/17	9,119
	BRL	600,000	USD	187,893	188,950	03/02/17	1,056
	INR	25,500,000	USD	370,532	375,871	03/15/17	5,339
	JPY	2,000,000	USD	17,634	17,741	03/15/17	107
	RUB	16,000,000	USD	246,010	263,671	03/15/17	17,661
	USD	6,304	BRL	20,000	6,298	03/02/17	6
Morgan Stanley & Co.	NOK	1,550,000	USD	185,554	187,991	03/15/17	2,437
Morgan Stanley & Co. International	BRL	1,120,000	USD	350,954	352,806	03/01/17	1,852
	EUR	10,000	USD	10,766	10,804	02/24/17	37
	ILS	30,000	USD	7,943	7,963	02/24/17	19
	KRW	17,680,000	USD	15,059	15,354	02/27/17	295
	NZD	20,000	USD	14,550	14,664	02/24/17	114
Royal Bank of Scotland PLC	CLP	67,010,000	USD	102,557	103,136	02/27/17	578
	IDR	1,592,430,000	USD	118,918	119,076	02/27/17	158
	NOK	60,000	USD	7,206	7,276	02/24/17	69
Societe Generale SA	CLP	10,180,000	USD	15,623	15,668	02/27/17	45
	EUR	10,000	USD	10,718	10,804	02/24/17	86
	ILS	90,000	USD	23,851	23,888	02/24/17	37
	INR	9,500,000	USD	139,028	140,315	02/28/17	1,286
	NOK	50,000	USD	5,799	6,064	03/15/17	265
	PLN	40,000	USD	9,875	9,984	02/24/17	109
	SEK	90,000	USD	10,203	10,299	02/24/17	96
	ZAR	3,490,000	USD	256,716	257,981	02/24/17	1,266
	ZAR	3,430,000	USD	247,384	252,552	03/15/17	5,168
State Street Bank and Trust	BRL	200,000	USD	62,647	63,001	03/01/17	354
	CAD	10,000	USD	7,633	7,687	02/24/17	54
	ILS	40,000	USD	10,574	10,617	02/24/17	43
	JPY	1,180,000	USD	10,424	10,457	02/24/17	33
	NOK	140,000	USD	16,844	16,977	02/24/17	132
	NZD	40,000	USD	28,953	29,328	02/24/17	375
	TWD	920,000	USD	29,263	29,573	03/01/17	310
UBS AG (London)	AUD	30,000	USD	22,657	22,740	02/24/17	83
	GBP	20,000	USD	25,141	25,170	02/24/17	29
	USD	31,628	TRY	120,000	31,606	02/24/17	22

TOTAL							$70,680

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

	USD	246,092	CLP	165,000,000	$253,651	03/15/17	$(7,559)
	USD	244,105	CNY	1,700,000	246,243	03/15/17	(2,139)
	USD	246,854	HUF	72,000,000	251,063	03/16/17	(4,209)
	USD	368,050	KRW	430,000,000	373,467	03/15/17	(5,417)
	USD	243,203	TWD	7,800,000	250,844	03/15/17	(7,641)
Barclays Bank PLC	USD	257,442	RUB	16,000,000	263,671	03/15/17	(6,229)
Citibank NA	CZK	200,000	USD	8,019	8,013	03/15/17	(6)
	TRY	630,000	USD	181,578	164,945	03/15/17	(16,633)
	USD	4,223	CNY	30,000	4,345	03/15/17	(123)
	USD	186,926	GBP	150,000	188,773	02/24/17	(1,847)
	USD	6,591	IDR	90,000,000	6,714	03/15/17	(123)
	USD	16,526	KRW	20,000,000	17,371	03/15/17	(844)
	USD	47,667	NOK	400,000	48,504	02/24/17	(837)
	USD	6,062	NOK	50,000	6,064	03/15/17	(2)
	USD	9,278	TWD	300,000	9,648	03/15/17	(370)
	USD	5,114	ZAR	70,000	5,154	03/15/17	(40)
Deutsche Bank AG	AUD	20,000	USD	15,177	15,160	02/24/17	(18)
	ILS	30,000	USD	7,972	7,963	02/24/17	(9)
	NOK	80,000	USD	9,712	9,701	02/24/17	(11)
	USD	492,017	EUR	460,000	497,527	03/15/17	(5,510)
	USD	618,263	TWD	19,500,000	627,110	03/15/17	(8,848)
	USD	246,953	ZAR	3,360,000	247,398	03/15/17	(445)
HSBC Bank PLC	USD	45,022	CAD	60,000	46,119	02/24/17	(1,097)
	USD	320,143	CHF	320,000	323,738	02/24/17	(3,595)
	USD	200,709	JPY	22,840,000	202,405	02/24/17	(1,695)
JPMorgan Securities, Inc.	CLP	5,000,000	USD	7,701	7,686	03/15/17	(15)
	USD	195,460	BRL	620,000	196,645	02/02/17	(1,185)
	USD	6,829	HUF	2,000,000	6,974	03/16/17	(145)
	USD	172,013	TRY	660,000	172,800	03/15/17	(786)
Morgan Stanley & Co.	CZK	9,400,000	USD	377,045	376,614	03/15/17	(431)
	USD	189,755	CHF	190,000	192,486	03/15/17	(2,731)
Morgan Stanley & Co. International	USD	108,067	HUF	31,250,000	108,888	02/24/17	(822)
Royal Bank of Scotland PLC	RUB	23,300,000	USD	389,006	386,077	03/01/17	(2,929)
Societe Generale SA	MXN	130,000	USD	6,260	6,214	02/24/17	(46)
	TRY	30,000	USD	8,395	7,855	03/15/17	(541)
	USD	10,572	EUR	10,000	10,816	03/15/17	(244)
	USD	89,612	ILS	340,000	90,244	02/24/17	(632)
	USD	17,170	JPY	2,000,000	17,741	03/15/17	(572)
	USD	151,104	KRW	176,640,000	153,404	02/27/17	(2,300)
	USD	45,116	MXN	970,000	46,366	02/24/17	(1,250)
	USD	39,198	PLN	160,000	39,937	02/24/17	(739)
	USD	53,038	SEK	470,000	53,784	02/24/17	(746)
	USD	37,891	TWD	1,190,000	38,253	03/01/17	(361)
Standard Chartered Bank	USD	371,506	JPY	42,000,000	372,567	03/15/17	(1,061)
	USD	298,050	KRW	350,000,000	303,984	03/15/17	(5,934)
State Street Bank and Trust	USD	15,228	CAD	20,000	15,374	02/24/17	(145)
	USD	246,678	EUR	230,000	248,489	02/24/17	(1,811)
	USD	120,552	PHP	6,030,000	121,180	02/27/17	(628)
UBS AG (London)	AUD	10,000	USD	7,594	7,580	02/24/17	(14)
	TRY	950,000	USD	248,765	248,727	03/15/17	(38)
	USD	30,073	CAD	40,000	30,746	02/24/17	(673)
	USD	378,418	EUR	350,000	378,553	03/15/17	(133)

TOTAL							$(102,159)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

10 Year U.S. Treasury Notes	(19)	March 2017	$(2,364,906)	$7,481
2 Year German Euro-Schatz	2	March 2017	242,294	159
2 Year U.S. Treasury Notes	(16)	March 2017	(3,468,750)	(7,547)
20 Year U.S. Treasury Bonds	1	March 2017	150,844	451
3 Month Euribor Interest Rate	(1)	June 2018	(270,388)	(15)
3 Month Euribor Interest Rate	(1)	September 2018	(270,280)	(1)
3 Month Euribor Interest Rate	(1)	December 2018	(270,158)	(42)
3 Month Euribor Interest Rate	(1)	March 2019	(270,010)	(42)
3 Month Sterling Interest Rate	1	June 2017	156,589	(2)
3 Month Sterling Interest Rate	1	September 2017	156,495	(2)
5 Year German Euro-Bobl	2	March 2017	287,017	364
5 Year U.S. Treasury Notes	(6)	March 2017	(707,203)	(847)
Amsterdam Exchanges Index	1	February 2017	102,531	(1,319)
Australia 10 Year Treasury Bond	(1)	March 2017	(97,300)	(7)
Bank Accept Index	(1)	June 2017	(190,240)	(69)
Bank Accept Index	(1)	September 2017	(190,163)	(165)
Bank Accept Index	(1)	December 2017	(190,067)	(40)
Brent Crude	1	February 2017	55,580	18
CAC40 Index	1	February 2017	51,249	(1,032)
Canada 10 Year Government Bonds	(2)	March 2017	(211,243)	157
Cattle Feeder	(6)	March 2017	(205,835)	(6,888)
Cattle Feeder	(2)	March 2017	(122,775)	3,932
Cocoa	(4)	March 2017	(84,120)	9,278
Copper	4	March 2017	272,750	8,989
Corn	(9)	March 2017	(161,888)	(5,415)
Cotton No.2	2	March 2017	74,940	1,314
DAX Index	1	March 2017	312,110	3,250
Euro Buxl 30 Year Bonds	(7)	March 2017	(1,263,447)	26,826
Euro Stoxx 50 Index	5	March 2017	174,555	402
Euro Stoxx 50 Index	(9)	March 2017	(314,199)	(4,602)
Euro-Btp Future Mar17 Xeur 20170308	(1)	March 2017	(141,317)	117
Eurodollars	(4)	June 2017	(987,700)	1,022
Eurodollars	(4)	September 2017	(986,450)	1,203
Eurodollars	84	December 2017	20,685,000	16,235
Eurodollars	(4)	December 2017	(985,000)	(272)
Eurodollars	(5)	March 2018	(1,229,750)	263
Eurodollars	(5)	June 2018	(1,228,188)	1,563
Eurodollars	(4)	September 2018	(981,450)	1,666
Eurodollars	(4)	December 2018	(980,250)	1,816
Eurodollars	(4)	March 2019	(979,450)	(409)
Eurodollars	(84)	March 2020	(20,507,550)	(31,994)
French 10 Year Government Bonds	(1)	March 2017	(159,626)	106
FTSE 100 Index	7	March 2017	620,426	15,130
FTSE 250 Index	(12)	March 2017	(546,958)	(15,295)
FTSE China A50 Index	(30)	February 2017	(313,650)	(2,996)
FTSE KLCI Index	(24)	February 2017	(452,421)	1,905
Gasoline RBOB	(1)	February 2017	(65,104)	2,920
H-Shares Index	3	February 2017	190,040	1,733
Hard Red Winter Wheat	(9)	March 2017	(193,275)	(4,004)
IBEX 35 Index	4	February 2017	403,366	(1,707)
Kospi 200 Index	1	March 2017	115,825	4,598
Kospi 200 Index	(3)	March 2017	(347,474)	(25,250)
Lead	3	February 2017	177,675	3,840
Lead	(3)	February 2017	(177,675)	(15,642)
Lead	3	March 2017	177,750	12,109
Lean Hogs	(3)	April 2017	(83,100)	(169)
Live Cattle	(2)	April 2017	(91,340)	2,204
Low Sulphur Gas Oil	1	March 2017	49,775	548
Mini Msci Eafe Mar17 Ifus 20170317	(5)	March 2017	(432,100)	(12,360)
Mini MSCI Emerging Market	53	March 2017	2,425,015	101,522
MSCI Singapore Index	19	February 2017	454,660	2,057
MSCI Taiwan Index	1	February 2017	35,500	357

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

FUTURES CONTRACTS — (continued)
NASDAQ 100 E-Mini Index	1	March 2017	$102,255	$4,909
Natural Gas	(1)	February 2017	(31,170)	2,287
Nickel	2	February 2017	118,926	(17,860)
Nickel	(2)	February 2017	(118,926)	3,660
Nickel	2	March 2017	119,136	(4,133)
Nickel	(2)	March 2017	(119,136)	1,354
NY Harbor ULSD	1	February 2017	68,494	(855)
OMXS 30 Index	3	February 2017	52,740	699
Primary Aluminum	8	February 2017	361,400	17,641
Primary Aluminum	(8)	February 2017	(361,400)	(19,430)
Primary Aluminum	10	March 2017	453,625	13,846
Primary Aluminum	(4)	March 2017	(181,450)	(4,297)
Russell 2000 Mini Index	5	March 2017	339,875	(5,423)
S&P 500 E-Mini Index	5	March 2017	568,625	5,640
S&P 500 E-Mini Index	(10)	March 2017	(1,137,250)	(13,217)
S&P 500 E-Mini Index	(1)	June 2017	(254,686)	(77)
SET50 Index	7	March 2017	39,042	1,290
SGX Nifty 50 Index	26	February 2017	445,952	7,275
Silver	1	March 2017	87,715	3,572
Soybean	2	March 2017	102,450	(1,056)
Sugar No. 11	6	February 2017	137,424	(1,843)
Wheat	(11)	March 2017	(231,413)	(1,777)
Zinc	5	February 2017	356,594	22,398
Zinc	(5)	February 2017	(356,594)	(22,565)
Zinc	3	March 2017	214,200	14,378

TOTAL				$103,818

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
iTraxx Europe Series 26	$250	1.000%	12/20/21	0.735%	$3,643	$118
iTraxx Europe Series 26	150	5.000	12/20/21	3.015	14,409	662
CDX North America Investment Grade Index 27	300	1.000	12/20/21	0.667	3,642	1,331
CDX North America High Yield Index 27	950	5.000	12/20/21	3.520	34,811	30,000

TOTAL					$56,505	$32,111

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Counterparty	Notional Amount (000s)	Reference Obligation(a)	Termination Date	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC
	$190	S&P GSCI 3 Month Forward Copper Index	02/28/17	$(14,556)
	(210)	S&P GSCI Gold Official Close Index	02/28/17	6,355
	150	S&P GSCI Silver Official Close Index	02/28/17	(9,799)

TOTAL				$(18,000)

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such referenced obligation.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain/loss of the swap contracts is equal to their market value.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended January 31, 2017 the Fund had following written options:

OPTIONS ON FOREIGN CURRENCY

Counterparty	Description	Notional Amount (000s)		Expiration Date	Exercise Rate	Value

Morgan Stanley & Co. International PLC (Premium received $11,107)	Call EUR/Put USD	EUR	1,559	01/31/19	1.363%	$(11,107)

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts		Expiration Date	Strike Price	Value

Barclays Bank PLC	Put - SPX Flex Indices		$9	01/31/17	$2,194.28	$—
	Call - EQO.STOCK Index	EUR	35	02/17/17	3,315.77	(269)
Citibank NA	Call - Tradeway International, Inc.		$2,113	03/31/17	10,214.29	(359)
	Call - SPX Flex Indices		3	03/31/17	2,385.48	(1,122)
Credit Suisse International (London)	Call - SPX Flex Indices		9	02/14/17	2,294.42	(5,968)
	Put - SPX Flex Indices		9	02/14/17	2,229.56	(4,737)
Deutsche Bank AG	Put - SPX Flex Indices		13	02/28/17	2,239.22	(13,000)
	Call - SPX Flex Indices		13	02/28/17	2,304.62	(16,177)
Morgan Stanley & Co. International PLC	Call - EQO.TOPX Index	JPY	4,684	02/17/17	1,549.79	(414)
UBS AG (London)	Call - SPX Flex Indices		$2	02/17/17	2,285.29	(2,668)

TOTAL (Premium Received $72,492)						$(44,714)

WRITTEN OPTIONS CONTRACTS — During the period ended January 31, 2017, the Fund had the following written options activities:

	Contracts	Premiums Received

Contracts Outstanding October 31, 2016	34	$79,868

Contracts Written	1,599,591	199,819
Contracts Bought to Close	(33,683)	(115,506)
Contracts Expired	(52)	(80,582)

Contracts Outstanding January 31, 2017	1,565,890	$83,599

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$20,159,848

Gross unrealized gain	101,039
Gross unrealized loss	(594,391)

Net unrealized security loss	$(493,352)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Absolute Return Multi-Asset Fund — The Cayman Commodity—ARM, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on May 14, 2015 and is currently a wholly-owned subsidiary of the Absolute Return Multi-Asset Fund (the “Fund”). The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 2, 2015, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2017, the Fund’s net assets were $24,955,950, of which, $4,907,072, or 19.7%, represented the Subsidiary’s net assets.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class (the FST Institutional Shares class for Money Market Funds) of each Underlying Fund on the day of valuation. Because the Portfolio[s] invest[s] primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Option Contracts—When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin. .

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if it had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, it could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments —To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

ABSOLUTE RETURN MULTI-ASSET

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$1,224,655	$—	$—
Investment Companies	17,509,349	—	—
Exchange Traded Funds	618,253	—	—
Total	$19,352,257	$—	$—

Derivative Type
Assets(a)
Options Purchased	$284,156	$30,083	$—
Forward Foreign Currency Exchange Contracts	—	70,680	—
Futures Contracts	334,484	—	—
Credit Default Swap Contracts	—	32,111	—
Total Return Swap Contracts	—	6,355	—
Total	$618,640	$139,229	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(102,159)	$—
Futures Contracts	(230,666)	—	—
Total Return Swap Contracts	—	(24,355)	—
Written Options	—	(55,821)	—
Total	$(230,666)	$(182,335)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls, confiscations, trade restrictions (include tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Funds more volatile. When the Funds use leverage, the sum of each Fund’s investment exposure may significantly exceed the amount of assets invested in each Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. Each Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Funds to liquidate portfolio positions to satisfy their obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by each Fund can substantially increase the adverse impact to which each Fund’s investment portfolio may be subject.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk —A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Risk — The Absolute Return Multi-Asset Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issues to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Fixed Income Macro Strategies Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 7.6%
Distributor(a) – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
$5,850,000	5.875%		08/20/26	$ 6,069,375

Energy - Exploration & Production – 4.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.(a)(b)
1,550,000	7.875		12/15/24	1,666,250
Antero Resources Corp.(a)
4,700,000	5.375		11/01/21	4,823,375
1,400,000	5.125		12/01/22	1,414,000
Berry Petroleum Co. LLC(a)(c)
1,200,000	6.750		11/01/20	726,000
18,124,000	6.375		09/15/22	10,965,020
California Resources Corp.(a)
11,579,000	8.000	(b)	12/15/22	10,276,362
413,000	6.000		11/15/24	307,685
Carrizo Oil & Gas, Inc.(a)
7,150,000	7.500		09/15/20	7,418,125
Chaparral Energy, Inc.(a)(c)(f)
11,500,000	8.250		09/01/21	11,500,000
Chesapeake Energy Corp.
3,800,000	8.000	(a)(b)	12/15/22	4,056,500
6,700,000	5.750	(f)	03/15/23	6,432,000
3,575,000	8.000	(a)(b)(f)	01/15/25	3,673,313
Concho Resources, Inc.(a)
7,150,000	4.375		01/15/25	7,301,937
Continental Resources, Inc.(a)
8,900,000	3.800		06/01/24	8,343,750
CrownRock LP/CrownRock Finance, Inc.(a)(b)
7,200,000	7.750		02/15/23	7,803,000
Denbury Resources, Inc.(a)
5,902,000	9.000	(b)	05/15/21	6,447,935
1,100,000	5.500		05/01/22	946,000
2,900,000	4.625		07/15/23	2,320,000
Gulfport Energy Corp.(a)(b)
1,150,000	6.000		10/15/24	1,171,563
Halcon Resources Corp.(a)(b)
6,865,000	8.625		02/01/20	7,173,925
2,099,000	12.000		02/15/22	2,382,365
Jones Energy Holdings LLC/Jones Energy Finance Corp.(a)
13,850,000	6.750		04/01/22	13,573,000
Laredo Petroleum, Inc.(a)
4,700,000	7.375		05/01/22	4,899,750
6,050,000	6.250		03/15/23	6,322,250
Matador Resources Co.(a)
3,150,000	6.875		04/15/23	3,323,250
MEG Energy Corp.(a)(b)
13,350,000	6.500		03/15/21	13,700,437
5,950,000	7.000		03/31/24	5,593,000
Memorial Production Partners LP/Memorial Production Finance Corp.(a)(c)
7,650,000	7.625		05/01/21	3,404,250
Nabors Industries, Inc.(b)
4,350,000	0.750		01/15/24	4,388,063
Newfield Exploration Co.
2,350,000	5.625		07/01/24	2,473,375
4,350,000	5.375	(a)	01/01/26	4,513,125
Oasis Petroleum, Inc.(a)
15,900,000	6.875		03/15/22	16,297,500
Range Resources Corp.(a)
4,200,000	5.000	(b)	08/15/22	4,221,000
2,500,000	4.875		05/15/25	2,431,250

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Rice Energy, Inc.(a)
$6,100,000	6.250%		05/01/22	$ 6,359,250
Sanchez Energy Corp.(a)(f)
7,550,000	6.125		01/15/23	7,248,000
Seven Generations Energy Ltd.(a)(b)
1,950,000	8.250		05/15/20	2,067,000
4,850,000	6.875		06/30/23	5,188,530
SM Energy Co.(a)
5,550,000	6.500		11/15/21	5,723,437
2,400,000	6.125		11/15/22	2,478,000
2,950,000	6.750	(f)	09/15/26	3,075,375
Whiting Petroleum Corp.
2,100,000	1.250		04/01/20	1,865,063
1,800,000	5.750	(a)(f)	03/15/21	1,809,000
WPX Energy, Inc.(a)(f)
9,800,000	6.000		01/15/22	10,192,000

				238,295,010

Energy - Services – 1.3%
Atwood Oceanics, Inc.(a)(f)
1,450,000	6.500		02/01/20	1,377,500
CVR Refining LLC/Coffeyville Finance, Inc.(a)(f)
4,286,000	6.500		11/01/22	4,328,860
Ensco PLC(a)
3,800,000	4.500		10/01/24	3,401,000
2,150,000	5.200	(f)	03/15/25	1,945,750
FTS International, Inc.(a)(b)(d)
2,100,000	8.463		06/15/20	2,142,000
Noble Holding International Ltd.
3,629,000	4.625		03/01/21	3,438,477
6,400,000	7.750	(a)(f)	01/15/24	6,360,000
1,400,000	5.250		03/15/42	1,011,500
Pride International, Inc.(f)
3,550,000	8.500		06/15/19	3,913,875
1,900,000	6.875		08/15/20	2,034,178
Rowan Cos., Inc.(a)
1,050,000	7.375		06/15/25	1,097,250
8,400,000	5.400		12/01/42	6,804,000
Sunoco LP/Sunoco Finance Corp.(a)
6,150,000	5.500		08/01/20	6,303,750
2,350,000	6.375		04/01/23	2,420,500
Tesoro Corp.(a)
600,000	5.375	(f)	10/01/22	622,500
2,000,000	5.125		04/01/24	2,075,000
Transocean, Inc.
2,400,000	3.750		10/15/17	2,415,000
6,100,000	7.500		04/15/31	5,398,500
5,900,000	6.800		03/15/38	4,749,500
Trinidad Drilling Ltd.(a)(b)
3,500,000	6.625		02/15/25	3,570,000
Weatherford International Ltd.(a)
4,700,000	4.500		04/15/22	4,183,000
3,000,000	8.250	(f)	06/15/23	3,067,500

				72,659,640

Pipelines – 1.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
17,350,000	6.125		11/15/22	17,783,750
DCP Midstream LLC(b)
1,700,000	9.750		03/15/19	1,921,000
4,510,000	5.350		03/15/20	4,735,500

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
$250,000	6.750%		09/15/37	$ 260,000
Energy Transfer Equity LP(a)
3,050,000	5.875		01/15/24	3,255,875
400,000	5.500		06/01/27	414,000
Genesis Energy LP/Genesis Energy Finance Corp.(a)
9,350,000	6.000		05/15/23	9,607,125
ONEOK, Inc.(a)
5,450,000	7.500		09/01/23	6,322,000
Sabine Pass Liquefaction LLC(a)
19,900,000	5.625		04/15/23	21,591,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
9,350,000	5.250		05/01/23	9,607,125
3,900,000	6.750		03/15/24	4,260,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.(a)
1,050,000	5.250		01/15/25	1,094,625
The Williams Cos., Inc.
3,393,000	3.700	(a)	01/15/23	3,336,938
2,700,000	7.500		01/15/31	3,154,299
2,500,000	5.750	(a)	06/24/44	2,525,000

				89,869,487

TOTAL CORPORATE OBLIGATIONS (Cost $350,208,125)				$ 406,893,512

Bank Loans(e) – 0.1%
Energy – 0.1%
American Energy - Marcellus LLC
$1,825,000	5.250%		08/04/20	$ 1,090,437
7,775,000	8.500		08/04/21	796,938
Magnum Hunter Resources, Inc.(f)
300,204	8.000		05/06/19	300,204

TOTAL BANK LOANS (Cost $3,979,429)				$ 2,187,579

Shares	Description			Value
Common Stocks(c) – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
239,200	Denbury Resources, Inc.			$ 801,320
199,602	Magnum Hunter Resources Corp. PI			2,315,383
691,419	Whiting Petroleum Corp.			7,667,837

TOTAL COMMON STOCKS (Cost $6,104,697)				$ 10,784,540

Exchange Traded Funds(f) – 6.7%
18,910,893	Alerian MLP ETF			$ 246,030,718
2,575,670	SPDR S&P Bank ETF			111,887,105

TOTAL EXCHANGE TRADED FUNDS (Cost $303,237,904)				$ 357,917,823

Contracts	Exercise Price		Expiration Date	Value
Option Contracts Purchased – 0.1%
Options on Equities – 0.1%

Credit Suisse International (London) Put - SPX Flex Indices
143,201	$2,252.24		03/31/17	$ 4,540,370

Shares	Distribution Rate	Value
Investment Companies(d)(g) – 82.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,900,346,399	0.472%	$3,900,346,399
Goldman Sachs High Yield Floating Rate Fund
34,231,930	3.910	333,419,000
Goldman Sachs High Yield Fund - Institutional Shares
25,536,930	4.930	167,777,631

TOTAL INVESTMENT COMPANIES (Cost $4,405,136,713)		$4,401,543,030

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,077,330,529)		$5,183,866,854

Securities Lending Reinvestment Vehicle(d)(g) – 1.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
86,686,018	0.472%	$86,686,018
(Cost $86,686,018)

TOTAL INVESTMENTS – 98.7% (Cost $5,164,016,547)		$5,270,552,872

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		69,621,976

NET ASSETS – 100.0%		$5,340,174,848

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $110,221,493, which represents approximately 2.1% of net assets as of January 31, 2017.

(c)	Security is currently in default and/or non-income producing.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on January 31, 2017.

(e)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the bank loan facility on January 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	All or a portion of security is on loan.

(g)	Represents Affiliated Funds.

Currency Abbreviations:
CNH	— Chinese Yuan Renminbi Offshore
GBP	— British Pound
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
PI	— Private Investment
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co. International PLC	USD	341,981,161	CNH	2,311,519,828	$337,700,112	02/17/17	$4,281,049
	USD	335,570,584	CNH	2,361,748,000	334,662,944	11/14/17	907,641
	USD	133,326,635	CNH	935,052,881	131,422,116	02/14/18	1,904,519

TOTAL							$7,093,209

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co. International PLC	GBP	132,850,000	USD	168,157,819	$167,287,908	03/15/17	$(869,910)
	USD	332,672,816	JPY	37,613,000,000	333,651,124	03/15/17	(978,308)

TOTAL							$(1,848,218)

FUTURES CONTRACTS — At January 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

IBEX 35 Index	2,684	February 2017	$270,658,506	$(1,007,664)
5 Year German Euro-Bobl	(3,441)	March 2017	(493,813,430)	(1,286,262)
2 Year U.S. Treasury Notes	661	March 2017	143,302,735	(83,841)
5 Year U.S. Treasury Notes	444	March 2017	52,333,031	(136,098)
10 Year U.S Treasury Notes	936	March 2017	116,502,750	(520,910)

TOTAL				$(3,034,775)

WRITTEN OPTIONS CONTRACTS — For the period ended January 31, 2017 the Fund had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Credit Suisse International (London)(Premium received $3,277,584)	Put - SPX Flex Indices	$143,201	03/31/17	2,095%	$(1,178,306)

TOTAL (Premium Received $3,277,584)					$(1,178,306)

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,086,308,990

Gross unrealized gain	124,760,565
Gross unrealized loss	(27,202,701)

Net unrealized security gain	$97,557,864

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity – TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of January 31, 2017, the Portfolio’s net assets were $5,340,174,848, of which, $359,630,905, or 6.7%, represented the Subsidiary’s net assets.

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The Investment Manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Portfolio’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Option Contracts — When the Portfolio writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Securities Lending — The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash and/or U.S. Treasury securities received.

Both the Portfolio and BNYM received compensation relating to the lending of the Portfolio’s securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of January 31, 2017:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$406,893,512	$—
Bank Loans	—	—	2,187,579
Common Stock and/or Other Equity Investments(a)
North America	10,784,540	—	—
Exchange Traded Funds	357,917,823	—	—
Investment Companies	4,401,543,030	—	—
Securities Lending Reinvestment Vehicle	86,686,018	—	—
Total	$4,856,931,411	$406,893,512	$2,187,579

Derivative Type
Assets(b)
Options Purchased	$—	$4,540,370	$—
Forward Foreign Currency Exchange Contracts	—	7,093,209	—
Total	$—	$11,633,579	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,848,218)	$—
Futures Contracts	(3,034,775)	—	—
Written Options Contracts	—	(1,178,306)	—
Total	$(3,034,775)	$(3,026,524)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — The Portfolio that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, it will subject the Portfolio, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds — The Portfolio invests in Underlying Funds, and is subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of January 31, 2017, the Portfolio invested 73.0%, 3.1% and 6.2% of its net assets in the Goldman Sachs Financial Square Funds- Government Fund (the “FSQ- Government Fund”), Goldman Sachs High Yield Fund (the “High Yield Fund”) and the Goldman Sachs High Yield Floating Rate Fund (the “High Yield Floating Rate Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Portfolio has significant exposure to the risks associated with these Underlying Funds. The FSQ- Government Fund intends to be a government money market fund which invests at least 99.5% of its Net Assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully. The High Yield Fund invests, under normal circumstances, at least 80% of its Net Assets in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities. Under normal market conditions, the High Yield Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The High Yield Fund may also invest in derivatives, including credit default swap indices, interest rate futures and swaps. The High Yield Floating Rate Fund invests, under normal circumstances, at least 80% of its Net Assets in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade. Under normal conditions, the High Yield Floating Rate Fund may invest up to 20% of its Net Assets in fixed income instruments, regardless of rating, including fixed rate corporate bonds, government bonds, convertible debt obligations, and mezzanine fixed income instruments. The High Yield Floating Rate Fund may also invest in floating or variable rate instruments that are rated investment grade, and in preferred stock, repurchase agreements, cash securities, and derivative instruments such as credit default swaps on credit and loan indices and forward contracts, among others.

The Portfolio does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Portfolio will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent the Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — The Portfolio may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio may purchase for investment. Taking short positions involves leverage of a Portfolio’s assets and presents various risks. If the value of the underlying instrument or market in which the Portfolio has taken a short position increases, then the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLR, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, the Portfolio’s shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 24, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 24, 2017

*	Print the name and title of each signing officer under his or her signature.